UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Table of Contents

All Asset Portfolio

CommodityRealReturn® Strategy Portfolio

Emerging Markets Bond Portfolio

Foreign Bond Portfolio (Unhedged)

Foreign Bond Portfolio (U.S. Dollar-Hedged)

Global Bond Portfolio (Unhedged)

Global Multi-Asset Portfolio

High Yield Portfolio

Long-Term U.S. Government Portfolio

Low Duration Portfolio

Money Market Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

Schedule of Investments

All Asset Portfolio

March 31, 2010 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 100.1%
CommodityRealReturn Strategy Fund®	6,874,582	$53,759
Convertible Fund	2,603,528	34,497
Developing Local Markets Fund	5,738,793	58,765
Diversified Income Fund	3,994,894	43,864
EM Fundamental IndexPLUSTM TR Strategy Fund	4,068,273	45,158
Emerging Local Bond Fund	3,629,706	37,676
Emerging Markets Bond Fund	2,711,793	28,854
Floating Income Fund	1,907,800	17,247
Foreign Bond Fund (Unhedged)	5,534	55
Fundamental Advantage Total Return Strategy Fund	65,271,177	301,553
Fundamental IndexPLUSTM Fund	552,940	3,887
Fundamental IndexPLUSTM TR Fund	2,454,663	14,900
Global Advantage Strategy Bond Fund	4,203,535	46,575
High Yield Fund	1,551,846	14,060
Income Fund	3,417,993	34,898
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,770,211	16,498
International StocksPLUS® TR Strategy Fund (Unhedged)	619,497	3,965
Investment Grade Corporate Bond Fund	14,772,705	165,159
Long Duration Total Return Fund	5,878,194	63,014
Long-Term Credit Fund	11,283,459	132,129
Long-Term U.S. Government Fund	6,212,705	67,035
Low Duration Fund	5,617,552	58,647
Real Return Asset Fund	36,485,373	400,609
Real Return Fund	10,165,483	110,499
RealEstateRealReturn Strategy Fund	1,536,314	6,729
Short-Term Fund	5,586,508	55,139
Small Cap StocksPLUS® TR Fund	1,905,144	13,279
StocksPLUS® Total Return Fund	745,176	5,321
Total Return Fund	12,173,931	134,400

Total PIMCO Funds (Cost $1,859,475)		1,968,171

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2010	$2,177	2,177

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $2,225. Repurchase proceeds are $2,177.)
Total Short-Term Instruments (Cost $2,177)		2,177

Total Investments 100.2% (Cost $1,861,652)		$1,970,348
Other Assets and Liabilities (Net) (0.2%)		(3,203)

Net Assets 100.0%		$1,967,145

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Portfolio.

(b)	Institutional Class Shares of each PIMCO Fund.

(c)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
PIMCO Funds	$1,968,171	$0	$0	$1,968,171
Short-Term Instruments	0	2,177	0	2,177

Investments, at value	$1,968,171	$2,177	$0	$1,970,348

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Consolidated Schedule of Investments

CommodityRealReturn® Strategy Portfolio

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 34.5%
BANKING & FINANCE 32.0%
American Express Bank FSB
0.359% due 05/29/2012	$200	$197
American Express Centurion Bank
0.310% due 07/13/2010	1,000	1,000
American Express Credit Corp.
0.349% due 02/24/2012	1,100	1,088
0.378% due 10/04/2010	600	600
0.390% due 06/16/2011	500	497
1.629% due 05/27/2010	1,000	1,002
5.875% due 05/02/2013	400	434
American International Group, Inc.
8.175% due 05/15/2068	800	682
ANZ National International Ltd.
0.691% due 08/19/2014	1,000	1,010
6.200% due 07/19/2013	1,300	1,434
Bank of America Corp.
5.375% due 06/15/2014	1,000	1,051
Bank of Scotland PLC
4.880% due 04/15/2011	700	730
Barclays Bank PLC
7.434% due 09/29/2049	200	200
Bear Stearns Cos. LLC
6.950% due 08/10/2012	700	776
Citibank N.A.
1.375% due 08/10/2011	13,400	13,513
Citigroup Funding, Inc.
1.299% due 05/07/2010	7,200	7,206
Citigroup, Inc.
0.340% due 05/18/2011	300	298
5.250% due 02/27/2012	1,000	1,048
6.500% due 01/18/2011	3,700	3,847
Commonwealth Bank of Australia
0.538% due 09/17/2014	15,800	15,877
0.671% due 07/12/2013	8,900	8,958
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	300	308
General Electric Capital Corp.
0.253% due 09/21/2012	2,800	2,804
0.253% due 12/21/2012	2,100	2,102
0.422% due 06/01/2012	15,000	15,066
Goldman Sachs Group, Inc.
0.429% due 02/06/2012	300	299
0.551% due 06/28/2010	1,000	1,001
0.701% due 03/22/2016	2,000	1,901
0.751% due 01/12/2015	6,500	6,364
HBOS PLC
6.750% due 05/21/2018	1,000	920
HCP, Inc.
6.700% due 01/30/2018	1,000	1,021
HSBC Finance Corp.
0.460% due 08/09/2011	600	597
0.500% due 05/10/2010	1,000	1,000
6.750% due 05/15/2011	3,000	3,154
ING Bank NV
0.881% due 01/13/2012	3,500	3,494
1.090% due 03/30/2012	6,300	6,288
International Lease Finance Corp.
0.581% due 07/01/2011	1,000	939
5.625% due 09/20/2013	400	378
JPMorgan Chase & Co.
0.421% due 01/17/2011	1,100	1,102

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)	700	169
7.000% due 09/27/2027 (a)	100	24
Liberty Mutual Group, Inc.
5.750% due 03/15/2014	1,000	1,048
Merna Reinsurance Ltd.
0.901% due 06/30/2012	1,000	989
Merrill Lynch & Co., Inc.
0.449% due 11/01/2011	2,700	2,669
0.482% due 06/05/2012	2,000	1,963
5.450% due 07/15/2014	200	209
6.050% due 08/15/2012	3,900	4,167
MetLife of Connecticut Institutional Funding Ltd.
0.501% due 12/08/2011	1,000	957
Metropolitan Life Global Funding I
0.290% due 05/17/2010	1,000	1,000
0.507% due 03/15/2012	300	296
1.383% due 09/17/2012	2,500	2,512
Morgan Stanley
0.731% due 10/15/2015	600	557
2.350% due 05/14/2010	6,400	6,414
National Australia Bank Ltd.
0.750% due 07/08/2014	7,900	7,993
5.350% due 06/12/2013	1,000	1,078
New York Life Global Funding
4.650% due 05/09/2013	1,000	1,071
Pacific Life Global Funding
5.150% due 04/15/2013	300	316
Residential Reinsurance 2007 Ltd.
7.502% due 06/07/2010	500	503
Royal Bank of Scotland Group PLC
1.149% due 04/23/2012	500	507
Santander Holdings USA, Inc.
4.900% due 09/23/2010	1,000	1,016
Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	5,300	5,300
U.S. Central Federal Credit Union
1.900% due 10/19/2012	3,200	3,231
UBS AG
1.501% due 09/29/2011	3,500	3,517
Wachovia Bank N.A.
0.322% due 12/02/2010	400	400
1.150% due 05/14/2010	1,000	1,001
Wachovia Corp.
0.379% due 04/23/2012	6,900	6,833
0.381% due 10/15/2011	1,000	996
2.019% due 05/01/2013	2,000	2,059
Wells Fargo Capital XIII
7.700% due 12/29/2049	500	519
Western Corporate Federal Credit Union
1.750% due 11/02/2012	3,100	3,111
Westpac Banking Corp.
0.447% due 12/14/2012	10,200	10,197
0.534% due 09/10/2014	300	301

		183,109

INDUSTRIALS 2.1%
Cardinal Health, Inc.
6.000% due 06/15/2017	1,500	1,584
Dow Chemical Co.
2.499% due 08/08/2011	1,200	1,221
4.850% due 08/15/2012	1,000	1,058
JC Penney Corp., Inc.
7.950% due 04/01/2017	700	788

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Masco Corp.
6.125% due 10/03/2016	1,000	998
PACCAR, Inc.
1.431% due 09/14/2012	1,700	1,733
Rexam PLC
6.750% due 06/01/2013	400	439
RPM International, Inc.
6.500% due 02/15/2018	1,000	1,044
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	1,008
UST LLC
6.625% due 07/15/2012	900	979
Waste Management, Inc.
6.100% due 03/15/2018	700	755
Xstrata Canada Corp.
7.350% due 06/05/2012	400	440

		12,047

UTILITIES 0.4%
Verizon Wireless Capital LLC
3.750% due 05/20/2011	2,000	2,063

Total Corporate Bonds & Notes (Cost $195,363)		197,219

MUNICIPAL BONDS & NOTES 0.0%
Ohio State Buckeye Tobacco Settlement Financing
Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	200	146
West Virginia State Tobacco Settlement Financing
Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	79

Total Municipal Bonds & Notes (Cost $288)		225

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
0.199% due 08/05/2010	337	337
0.579% due 05/25/2042	17	17
1.671% due 10/01/2044	21	21
2.835% due 11/01/2034	120	125
3.295% due 05/25/2035	170	169
5.221% due 07/01/2035	273	288
5.347% due 11/01/2035	496	524
5.375% due 01/01/2036	735	777
5.950% due 02/25/2044	55	59
Freddie Mac
0.109% due 02/01/2011	413	413
0.460% due 02/15/2019	1,391	1,397
0.489% due 08/25/2031	3	3
1.681% due 02/25/2045	174	166
2.630% due 01/01/2034	18	19
5.500% due 05/15/2016	144	145
6.346% due 09/01/2036	560	590
6.514% due 10/01/2036	873	919
6.611% due 07/01/2036	755	798
Ginnie Mae
0.529% due 03/20/2037	5,446	5,368
Small Business Administration
5.510% due 11/01/2027	866	936

Total U.S. Government Agencies (Cost $12,908)		13,071

U.S. TREASURY OBLIGATIONS 85.8%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	5,126	5,229
1.250% due 04/15/2014	23,346	24,156
1.375% due 07/15/2018	10,954	10,979
1.375% due 01/15/2020	4,709	4,623
1.625% due 01/15/2015 (f)	50,498	52,810
1.625% due 01/15/2018	10,549	10,806
1.875% due 07/15/2013 (g)	25,368	26,864
1.875% due 07/15/2015	33,530	35,521
1.875% due 07/15/2019 (f)	23,800	24,557
2.000% due 04/15/2012	1,815	1,902
2.000% due 01/15/2014 (g)	9,029	9,595
2.000% due 07/15/2014 (f)(g)	42,127	44,855
2.000% due 01/15/2016	12,008	12,757
2.000% due 01/15/2016 (f)	44,648	47,431
2.125% due 01/15/2019	2,018	2,129
2.375% due 04/15/2011 (f)	47,375	48,936
2.375% due 01/15/2017	18,909	20,447
2.375% due 01/15/2025	689	723
2.500% due 07/15/2016	15,020	16,430
2.625% due 07/15/2017 (g)	15,681	17,255
3.000% due 07/15/2012 (f)	55,583	59,925
3.375% due 01/15/2012	4,026	4,312
3.875% due 04/15/2029	132	168
U.S. Treasury Notes
2.375% due 02/28/2015	8,700	8,642
3.625% due 08/15/2019	200	198

Total U.S. Treasury Obligations (Cost $488,915)		491,250

MORTGAGE-BACKED SECURITIES 4.0%
American General Mortgage Loan Trust
5.150% due 03/25/2040	2,000	1,999
Banc of America Large Loan, Inc.
0.740% due 08/15/2029	1,252	1,131
Banc of America Mortgage Securities, Inc.
5.197% due 11/25/2034	425	381
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	88	82
2.560% due 08/25/2035	154	144
2.810% due 03/25/2035	291	273
2.934% due 03/25/2035	91	86
3.558% due 01/25/2035	1,027	930
Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	103	101
Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	699	432
5.624% due 12/26/2046	4,126	2,538
Citigroup Commercial Mortgage Trust
5.699% due 12/10/2049	91	91
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	175	156
4.248% due 08/25/2035	204	180
4.700% due 12/25/2035	1,497	1,373
5.969% due 09/25/2037	2,262	1,542
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	400	410
5.886% due 11/15/2044	200	200
Countrywide Alternative Loan Trust
0.424% due 12/20/2046	2,861	1,480
6.000% due 02/25/2037	560	397

Countrywide Home Loan Mortgage Pass-Through Trust
3.750% due 11/19/2033	16	15
3.968% due 08/25/2034	98	68
First Horizon Alternative Mortgage Securities
2.594% due 06/25/2034	36	29
Greenpoint Mortgage Funding Trust
0.309% due 01/25/2047	321	295
0.499% due 11/25/2045	19	11
Harborview Mortgage Loan Trust
0.469% due 03/19/2036	113	63
Hilton Hotel Pool Trust
0.728% due 10/03/2015	2,500	2,499
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	340	332
5.429% due 12/12/2043	310	312
JPMorgan Mortgage Trust
5.016% due 02/25/2035	1,176	1,165
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	200	197
MASTR Adjustable Rate Mortgages Trust
3.097% due 11/21/2034	100	88
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	100	94
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	602	552
Morgan Stanley Capital I
5.880% due 06/11/2049	25	25
Residential Accredit Loans, Inc.
0.479% due 08/25/2037	2,602	1,373
1.831% due 09/25/2045	316	166
Structured Adjustable Rate Mortgage Loan Trust
1.871% due 01/25/2035	30	14
2.781% due 02/25/2034	48	42
Structured Asset Mortgage Investments, Inc.
0.559% due 10/19/2034	40	36
Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	824	728
0.322% due 09/15/2021	540	482
5.418% due 01/15/2045	310	315
5.572% due 10/15/2048	200	197

Total Mortgage-Backed Securities (Cost $23,421)		23,024

ASSET-BACKED SECURITIES 4.5%
ARES CLO Funds
0.483% due 03/12/2018	693	658
Bank of America Auto Trust
1.700% due 12/15/2011	3,256	3,268
Carrington Mortgage Loan Trust
0.549% due 10/25/2035	194	182
Chase Issuance Trust
0.680% due 09/17/2012	3,500	3,505
Credit-Based Asset Servicing & Securitization LLC
0.349% due 07/25/2037	61	47
First Franklin Mortgage Loan Asset-Backed Certificates
0.269% due 01/25/2038	38	37
Ford Credit Auto Owner Trust
2.000% due 12/15/2011	1,405	1,411
2.730% due 05/15/2013	3,200	3,281
Fremont Home Loan Trust
0.289% due 01/25/2037	19	15
GSAMP Trust
0.299% due 12/25/2036	215	141

HFC Home Equity Loan Asset-Backed Certificates
5.910% due 03/20/2036		204	206
Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		500	502
MBNA Credit Card Master Note Trust
4.500% due 01/15/2013		1,000	1,015
Morgan Stanley ABS Capital I
0.279% due 11/25/2036		94	92
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		305	221
Option One Mortgage Loan Trust
0.279% due 01/25/2037		4	4
Residential Asset Mortgage Products, Inc.
0.309% due 02/25/2037		809	778
SLM Student Loan Trust
0.249% due 04/25/2017		92	92
0.289% due 04/25/2019		2,200	2,116
1.749% due 04/25/2023		6,800	7,040
Specialty Underwriting & Residential Finance
0.289% due 01/25/2038		256	199
Structured Asset Securities Corp.
4.900% due 04/25/2035		881	663
WaMu Asset-Backed Certificates
0.279% due 01/25/2037		139	112

Total Asset-Backed Securities (Cost $25,471)			25,585

SOVEREIGN ISSUES 1.0%
Societe Financement de l’Economie Francaise
0.451% due 07/16/2012		5,000	5,023
2.125% due 01/30/2012		500	508

Total Sovereign Issues (Cost $5,501)			5,531

FOREIGN CURRENCY-DENOMINATED ISSUES 3.6%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	1,900	1,807
4.000% due 08/20/2015		1,100	1,651
4.000% due 08/20/2020		1,000	1,443
Canada Government Bond
2.000% due 12/01/2014	CAD	2,600	2,471
2.500% due 06/01/2015		1,900	1,835
Merrill Lynch & Co., Inc.
1.385% due 09/27/2012	EUR	200	264
New York Life Global Funding
0.763% due 12/20/2013		3,500	4,585
Republic of Germany
3.750% due 01/04/2015		2,300	3,337
4.250% due 07/04/2018		800	1,186
Royal Bank of Scotland Group PLC
0.915% due 01/30/2017		2,000	2,163

Total Foreign Currency-Denominated Issues (Cost $21,292)			20,742

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		300	293

Total Convertible Preferred Securities (Cost $300)			293

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 20.8%
CERTIFICATES OF DEPOSIT 1.2%
Barclays Bank PLC
1.109% due 03/22/2011	$6,700	6,697

COMMERCIAL PAPER 1.2%
Federal Home Loan Bank
0.125% due 04/07/2010	2,200	2,200
0.134% due 04/14/2010	4,700	4,699

		6,899

REPURCHASE AGREEMENTS 0.2%
JPMorgan Chase Bank N.A.
0.030% due 04/01/2010	300	300
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $306. Repurchase proceeds are $300.)
State Street Bank and Trust Co.
0.010% due 04/01/2010	670	670
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $690. Repurchase proceeds are $670.)

		970

U.S. TREASURY BILLS 1.2%
0.205% due 08/26/2010 - 09/09/2010 (b)(e)(g)	7,001	6,995

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 17.0%
	9,706,476	97,191

Total Short-Term Instruments (Cost $118,755)		118,752

PURCHASED OPTIONS (i) 0.0%
(Cost $527)		249
Total Investments 156.6% (Cost $892,741)		$895,941
Written Options (j) (0.2%) (Premiums $2,107)		(941)
Other Assets and Liabilities (Net) (56.4%)		(322,749)

Net Assets 100.0%		$572,251

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average rate.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $3,962 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.

(f)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $153,604 at a weighted average interest rate of 0.160%. On March 31, 2010, securities valued at $231,946 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $838 and cash of $87 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	165	$106
90-Day Euribor June Futures	Long	06/2010	25	55
90-Day Eurodollar June Futures	Long	06/2010	82	71
90-Day Eurodollar June Futures	Long	06/2011	52	3
90-Day Eurodollar September Futures	Long	09/2010	4	0
Euro-Bobl June Futures	Long	06/2010	83	40
Euro-Bund 10-Year Bond June Futures	Long	06/2010	11	8
U.S. Treasury 10-Year Note June Futures	Long	06/2010	29	(32)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	29	7
Wheat May Futures	Long	05/2010	45	(118)
Wheat May Futures	Short	05/2010	45	137

				$277

(h)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.739%		$1,500	$14	$0	$14
HCP, Inc.	GSC	(2.910%	)	03/20/2018	1.663%		1,000	(83)	0	(83)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	3.488%		400	(19)	(13)	(6)
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	1.645%		800	32	52	(20)
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	1.387%		1,000	0	0	0
Masco Corp.	CITI	(1.910%	)	12/20/2016	1.883%		1,000	(2)	0	(2)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.813%		400	(8)	0	(8)
Royal Bank of Scotland PLC	UBS	(1.000%	)	03/20/2017	2.916%	EUR	1,700	258	210	48
RPM International, Inc.	GSC	(1.500%	)	03/20/2018	1.376%		$1,000	(9)	0	(9)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.807%		1,000	21	0	21
UST, Inc.	BOA	(0.340%	)	09/20/2012	0.131%		900	(5)	0	(5)
Waste Management, Inc.	JPM	(0.790%	)	03/20/2018	1.074%		700	13	0	13
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.501%		400	(4)	0	(4)

								$208	$249	$(41)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY	EUR	500	$24	$0	$24
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		1,700	70	0	70
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		600	25	0	25
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	4,100	(91)	(73)	(18)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,400	(54)	(86)	32
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		3,200	12	14	(2)
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		8,800	96	70	26
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	9	1	8
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		800	39	2	37
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		9,500	3	5	(2)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,800	1	5	(4)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		3,200	4	0	4
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		400	1	1	0
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		900	3	4	(1)
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		4,000	20	16	4
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	JPM		$6,900	354	390	(36)

							$516	$349	$167

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn December Futures	$(441.600)	11/26/2010	MSC	61	$40	$0	$40
Receive	CBOT Corn December Futures	447.000	11/26/2010	MSC	195	(138)	0	(138)
Pay	CBOT Corn July Futures	(420.250)	06/25/2010	GSC	54	34	0	34
Receive	Denatured Ethanol January Futures	1.796	12/31/2010	GSC	151	(26)	0	(26)
Receive	LME Lead March Futures	2,066.000	03/16/2011	RBS	1	77	0	77
Receive	LME Lead March Futures	2,120.000	03/16/2011	RBS	1	74	0	74

						$61	$0	$61

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Financing Rate(4)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BXCS1461 Index	20,856	3-Month U.S. Treasury Bill rate plus a specified spread	$47,470	04/28/2010	BCLY	$27
Receive	DJUBSF3T Index	82,878	3-Month U.S. Treasury Bill rate plus a specified spread	45,030	04/28/2010	BCLY	168
Receive	DJUBSTR Index	112,197	3-Month U.S. Treasury Bill rate plus a specified spread	29,740	04/28/2010	BCLY	17
Receive	CVICSTR3 Index	32,919	3-Month U.S. Treasury Bill rate plus a specified spread	9,270	04/28/2010	CITI	5
Receive	DJUBSF3T Index	9,939	3-Month U.S. Treasury Bill rate plus a specified spread	5,400	04/28/2010	CITI	20
Receive	DJUBSTR Index	78,696	3-Month U.S. Treasury Bill rate plus a specified spread	20,860	04/28/2010	CITI	12
Receive	SPGCKWP Index	31,916	0.000%	1,295	04/28/2010	CITI	(32)
Pay	SPGCWHIP Index	67,593	0.000%	1,262	04/28/2010	CITI	39
Pay	DJUBSHG Index	8,824	0.000%	3,431	04/28/2010	CSFB	(18)
Receive	DJUBSTR Index	227,940	3-Month U.S. Treasury Bill rate plus a specified spread	60,420	04/28/2010	CSFB	35
Receive	SPGCICP Index	4,923	0.000%	3,423	04/28/2010	CSFB	10
Receive	DJUBSF1T Index	2,081	3-Month U.S. Treasury Bill rate plus a specified spread	980	04/28/2010	GSC	1
Receive	DJUBSTR Index	29,162	3-Month U.S. Treasury Bill rate plus a specified spread	7,730	04/28/2010	GSC	5
Receive	ENHGD84T Index	139,213	3-Month U.S. Treasury Bill rate plus a specified spread	45,910	04/28/2010	GSC	58
Receive	DJUBSF3T Index	14,631	3-Month U.S. Treasury Bill rate plus a specified spread	7,950	04/28/2010	JPM	29
Receive	DJUBSTR Index	41,423	3-Month U.S. Treasury Bill rate plus a specified spread	10,980	04/28/2010	JPM	6
Receive	DJUBSTR Index	19,014	3-Month U.S. Treasury Bill rate plus a specified spread	5,040	04/28/2010	MLP	3
Receive	DJUBSTR Index	330,705	3-Month U.S. Treasury Bill rate plus a specified spread	87,660	04/28/2010	MSC	51
Receive	MOTT3001 Index	218,918	3-Month U.S. Treasury Bill rate plus a specified spread	61,950	04/28/2010	MSC	36
Receive	MOTT3002 Index	366,776	3-Month U.S. Treasury Bill rate plus a specified spread	102,870	04/28/2010	MSC	59
Receive	MOTT3007 Index	15,155	3-Month U.S. Treasury Bill rate plus a specified spread	4,220	04/28/2010	MSC	2
Pay	SPGCCNTR Index	4,438	0.000%	440	04/28/2010	MSC	15
Receive	SPGCKWP Index	27,166	0.000%	1,103	04/28/2010	MSC	(27)
Pay	SPGCWHP Index	57,536	0.000%	1,075	04/28/2010	MSC	33
Pay	SPGCILP Index	20,603	0.000%	4,834	04/28/2010	RBS	11
Receive	DJUBSTR Index	38,744	3-Month U.S. Treasury Bill rate plus a specified spread	10,270	04/28/2010	UBS	6

							$571

(4)	Financing Rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/ Receive Variance(5)	Underlying Asset	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	London Gold Market Fixing Ltd. PM	$0.068	05/06/2010	MSC	$1,000	$43	$0	$43
Pay	London Gold Market Fixing Ltd. PM	0.068	07/08/2010	SOG	1,200	47	0	47
Pay	London Gold Market Fixing Ltd. PM	0.081	08/12/2010	SOG	1,100	59	0	59

						$149	$0	$149

(5)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(i)	Purchased options outstanding on March 31, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	17	$155	$153
Put - OTC Crude Oil August Futures	34.000	07/15/2010	1,633	372	96

				$527	$249

(j)	Written options outstanding on March 31, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	17	$155	$158
Put - OTC Crude Oil August Futures	71.500	07/15/2010	80	421	103

				$576	$261

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	93	$28	$15
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	50	18	2
Call - CBOT U.S. Treasury 30-Year Bond June Futures	119.000	05/21/2010	19	24	9
Call - OTC DJUBS January Futures	245.000	01/04/2011	1,500,000	60	0
Call - OTC DJUBS October Futures	230.000	10/19/2010	1,000,000	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	87	31	31
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/21/2010	6	3	4
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	50	9	7
Put - CBOT U.S. Treasury 30-Year Bond June Futures	111.000	05/21/2010	19	9	5
Put - OTC DJUBS January Futures	160.000	01/04/2011	1,500,000	81	235
Put - OTC DJUBS October Futures	150.000	10/19/2010	1,000,000	0	121

				$263	$429

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$2,800	$41	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,800	21	1
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	1,200	7	4
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,200	3	3
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	10,800	234	4
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,400	20	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	6,000	18	3
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	9,000	27	3
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	2,000	13	6
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	2,000	8	5
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	8,600	23	22
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	8,600	38	47
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,100	5	4
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,100	5	7
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	2,600	33	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	4,500	37	1
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	12,300	139	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	12,300	118	4
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	4,000	43	0
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,300	17	13
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,300	23	21
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	1,500	12	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,500	6	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,100	7	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	4,900	61	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	12,600	114	4
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	3,000	48	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,100	9	7
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,900	13	2

							$1,175	$165

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$5,700	$27	$1
Call - OTC USD versus JPY		94.000	04/20/2010	5,700	27	48

					$54	$49

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/2020	$3,400	$29	$28
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/10/2020	1,300	10	9

						$39	$37

(k)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	183	04/2010	GSC	$0	$(2)	$(2)
Sell		183	04/2010	HSBC	0	0	0
Buy		183	06/2010	HSBC	1	0	1
Buy	CAD	1,792	04/2010	BCLY	6	0	6
Sell		1,792	04/2010	BCLY	0	(5)	(5)
Sell		600	04/2010	BOA	0	0	0
Buy		869	04/2010	CITI	7	0	7
Buy		187	04/2010	CSFB	1	0	1
Sell		31	04/2010	DUB	0	0	0
Sell		1,480	04/2010	JPM	0	(38)	(38)
Sell		695	05/2010	CITI	0	0	0
Sell	CHF	222	05/2010	DUB	0	(1)	(1)
Buy	CNY	1,994	06/2010	BCLY	0	(1)	(1)
Sell		2,568	06/2010	BOA	3	0	3
Buy		837	06/2010	CITI	0	0	0
Buy		360	06/2010	DUB	0	0	0
Buy		2,604	06/2010	HSBC	0	(1)	(1)
Buy		12,155	06/2010	JPM	0	(13)	(13)
Sell		4,594	06/2010	MSC	5	0	5
Buy		1,048	11/2010	BCLY	0	(2)	(2)
Buy		1,698	11/2010	CITI	0	(4)	(4)
Buy		4,376	11/2010	DUB	0	(10)	(10)
Buy		1,727	11/2010	MSC	0	(4)	(4)
Buy		2,523	01/2011	BOA	0	(3)	(3)
Buy		4,515	01/2011	MSC	0	(6)	(6)
Sell	EUR	3,734	04/2010	BCLY	3	(45)	(42)
Sell		581	04/2010	CITI	7	0	7
Sell		6,116	04/2010	JPM	206	0	206
Sell		452	04/2010	MSC	2	0	2
Sell	GBP	67	06/2010	GSC	0	(1)	(1)
Sell		1,109	06/2010	RBS	0	(11)	(11)
Sell	JPY	83,583	04/2010	BCLY	6	0	6
Sell		4,642	04/2010	CITI	2	0	2
Sell		18,017	04/2010	DUB	7	0	7
Sell		46,276	04/2010	GSC	5	0	5
Sell		46,390	04/2010	MSC	0	0	0
Sell		36,154	04/2010	RBS	3	0	3
Sell		46,552	05/2010	RBS	2	0	2
Buy	KRW	56,000	07/2010	BCLY	2	0	2
Buy		111,621	07/2010	DUB	4	0	4
Buy		949,600	07/2010	JPM	36	0	36
Buy		92,745	07/2010	MSC	3	0	3
Buy		221,995	08/2010	MSC	7	0	7
Buy		335,293	11/2010	BCLY	9	0	9
Buy		384,310	11/2010	BOA	12	0	12
Buy		1,473,857	11/2010	CITI	26	0	26
Buy		279,024	11/2010	DUB	5	0	5
Buy		140,760	11/2010	GSC	4	0	4
Buy		1,159,558	11/2010	JPM	9	(2)	7
Buy		541,017	11/2010	MSC	5	0	5
Sell		911,600	11/2010	RBS	1	0	1
Buy	MXN	8,026	04/2010	BOA	59	0	59
Buy		10,490	04/2010	DUB	47	0	47
Buy		46,176	04/2010	RBS	287	0	287
Sell		64,693	04/2010	UBS	0	(126)	(126)
Buy		64,693	09/2010	UBS	124	0	124
Buy	MYR	3	06/2010	MSC	0	0	0
Buy		22	10/2010	CITI	0	0	0
Buy		10	10/2010	DUB	0	0	0
Buy	PHP	159	04/2010	BCLY	0	0	0
Buy		158	04/2010	CITI	0	0	0
Sell		827	04/2010	DUB	0	(1)	(1)
Sell		159	11/2010	BCLY	0	0	0
Sell		158	11/2010	CITI	0	0	0
Buy	SGD	1,847	06/2010	BCLY	20	0	20
Buy		612	06/2010	CITI	7	0	7
Buy		1,510	06/2010	DUB	9	0	9
Sell		980	06/2010	GSC	0	0	0
Buy		1,187	06/2010	UBS	8	0	8

					$950	$(276)	$674

(l)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$197,219	$0	$197,219
U.S. Treasury Obligations	0	491,250	0	491,250
Mortgage-Backed Securities	0	21,025	1,999	23,024
Asset-Backed Securities	0	24,927	658	25,585
Short-Term Instruments	97,191	21,561	0	118,752
Other Investments+++	293	39,665	153	40,111

Investments, at value	$97,484	$795,647	$2,810	$895,941
Financial Derivative Instruments++++	$277	$1,191	$(551)	$917

Totals	$97,761	$796,838	$2,259	$896,858

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2010:

Category++	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010+++++
Mortgage-Backed Securities	$0	$1,999	$0	$0	$0	$0	$0	$1,999	$0
Asset-Backed Securities	0	660	1	0	(3)	0	0	658	(3)
Other Investments+++	0	155	0	0	(2)	0	0	153	(2)

Investments, at value	$0	$2,814	$1	$0	$(5)	$0	$0	$2,810	$(5)
Financial Derivative Instruments++++	$(359)	$(194)	$0	$0	$2	$0	$0	$(551)	$2

Totals	$(359)	$2,620	$1	$0	$(3)	$0	$0	$2,259	$(3)

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++

Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Emerging Markets Bond Portfolio

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BAHRAIN 0.6%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,300	$1,295

Total Bahrain (Cost $1,272)			1,295

BARBADOS 0.0%
Columbus International, Inc.
11.500% due 11/20/2014		100	110

Total Barbados (Cost $108)			110

BERMUDA 0.8%
Noble Group Ltd.
6.750% due 01/29/2020		1,800	1,867

Total Bermuda (Cost $1,831)			1,867

BRAZIL 15.5%
CORPORATE BONDS & NOTES 7.0%
Banco do Brasil S.A.
4.500% due 01/22/2015		400	410
6.000% due 01/22/2020		2,800	2,854
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,700	1,862
CSN Islands XI Corp.
6.875% due 09/21/2019		1,900	1,995
Fibria Overseas Finance Ltd.
9.250% due 10/30/2019		1,800	2,061
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,500	1,590
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,616
Petrobras International Finance Co.
7.875% due 03/15/2019		2,740	3,219
Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	222
Vale Overseas Ltd.
6.875% due 11/21/2036		760	788

			16,617

SOVEREIGN ISSUES 8.5%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		700	746
6.500% due 06/10/2019		1,900	2,038
Brazil Government International Bond
6.000% due 01/17/2017		2,167	2,365
8.000% due 01/15/2018		660	773
8.750% due 02/04/2025		300	397
8.875% due 10/14/2019		4,800	6,204
8.875% due 04/15/2024		350	464
11.000% due 08/17/2040		4,625	6,214
12.500% due 01/05/2016	BRL	500	321
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		1,000	505

			20,027

Total Brazil (Cost $34,775)			36,644

CAYMAN ISLANDS 0.4%
Hutchison Whampoa International 09/19 Ltd.
5.750% due 09/11/2019		$700	729
Interoceanica IV Finance Ltd.
0.000% due 11/30/2025		468	225

Total Cayman Islands (Cost $964)			954

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CHILE 0.5%
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,078

Total Chile (Cost $996)			1,078

CHINA 0.2%
Export-Import Bank of China
4.875% due 07/21/2015		550	580

Total China (Cost $542)			580

COLOMBIA 6.0%
Colombia Government International Bond
2.056% due 11/16/2015		500	507
7.375% due 01/27/2017		2,800	3,234
7.375% due 03/18/2019		1,000	1,155
8.125% due 05/21/2024		300	362
8.250% due 12/22/2014		2,825	3,362
10.375% due 01/28/2033		225	322
10.750% due 01/15/2013		400	488
11.750% due 02/25/2020		400	588
12.000% due 10/22/2015	COP	457,000	291
Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	3,791

Total Colombia (Cost $13,066)			14,100

EGYPT 0.3%
Petroleum Export II Ltd.
6.340% due 06/20/2011		439	434
Petroleum Export Ltd.
5.265% due 06/15/2011		238	236

Total Egypt (Cost $674)			670

EL SALVADOR 0.7%
AES El Salvador Trust
6.750% due 02/01/2016		700	669
El Salvador Government International Bond
7.375% due 12/01/2019		800	876
8.500% due 07/25/2011		150	162

Total El Salvador (Cost $1,717)			1,707

GUATEMALA 0.3%
Guatemala Government Bond
9.250% due 08/01/2013		570	664

Total Guatemala (Cost $570)			664

INDONESIA 7.9%
Adaro Indonesia PT
7.625% due 10/22/2019		600	626
Empire Capital Resources Pte. Ltd.
5.001% due 12/28/2010		1,000	982
Indonesia Government International Bond
6.875% due 03/09/2017		2,700	3,026
6.875% due 01/17/2018		2,600	2,899
7.750% due 01/17/2038		100	117
11.625% due 03/04/2019		5,300	7,645
Majapahit Holding BV
7.250% due 10/17/2011		253	268
7.250% due 06/28/2017		700	747
7.750% due 01/20/2020		1,540	1,679
7.875% due 06/29/2037		700	728

Total Indonesia (Cost $17,699)			18,717

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
ISRAEL 0.0%
Israel Government AID Bond
5.500% due 04/26/2024		100	109

Total Israel (Cost $110)			109

KAZAKHSTAN 0.8%
Intergas Finance BV
6.375% due 05/14/2017		300	311
6.875% due 11/04/2011		126	133
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,429	1,524

Total Kazakhstan (Cost $1,857)			1,968

MEXICO 12.9%
CORPORATE BONDS & NOTES 7.5%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	5,400	374
Axtel SAB de C.V.
9.000% due 09/22/2019		$700	718
C8 Capital SPV Ltd.
6.640% due 12/29/2049		700	488
Cemex Finance LLC
9.500% due 12/14/2016		1,200	1,248
Corp. GEO SAB de C.V.
8.875% due 09/25/2014		1,000	1,078
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		500	510
9.500% due 12/11/2019		400	425
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		100	82
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,516
Petroleos Mexicanos
4.875% due 03/15/2015		3,600	3,715
8.000% due 05/03/2019		3,450	4,062
Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		200	213
9.500% due 01/21/2020		1,200	1,305

			17,734

SOVEREIGN ISSUES 5.4%
Mexico Government International Bond
5.500% due 02/17/2020	EUR	200	294
5.625% due 01/15/2017		$1,600	1,720
5.950% due 03/19/2019		2,400	2,604
6.750% due 09/27/2034		3,534	3,905
7.250% due 12/15/2016	MXN	8,600	697
7.500% due 04/08/2033		$2,460	2,946
9.500% due 12/18/2014	MXN	6,436	579

			12,745

Total Mexico (Cost $29,084)			30,479

PANAMA 2.4%
Panama Government International Bond
7.125% due 01/29/2026		$2,165	2,452
8.875% due 09/30/2027		780	1,010
9.375% due 04/01/2029		1,553	2,116

Total Panama (Cost $5,191)			5,578

PERU 1.6%
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		194	148

Peru Government International Bond
7.350% due 07/21/2025	1,500	1,748
8.375% due 05/03/2016	1,555	1,899

Total Peru (Cost $3,404)		3,795

PHILIPPINES 2.0%
Philippines Government International Bond
6.375% due 01/15/2032	1,700	1,681
6.375% due 10/23/2034	100	98
6.500% due 01/20/2020	600	650
7.750% due 01/14/2031	1,000	1,150
8.375% due 06/17/2019	500	612
8.875% due 03/17/2015	74	92
9.500% due 02/02/2030	400	536

Total Philippines (Cost $4,683)		4,819

POLAND 0.8%
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016	300	318
Poland Government International Bond
6.375% due 07/15/2019	1,400	1,541

Total Poland (Cost $1,695)		1,859

QATAR 1.3%
Nakilat, Inc.
6.067% due 12/31/2033	100	93
Qatar Government International Bond
4.000% due 01/20/2015	200	205
5.250% due 01/20/2020	500	521
6.400% due 01/20/2040	100	105
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	1,500	1,542
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	350	340
6.332% due 09/30/2027	250	258

Total Qatar (Cost $2,929)		3,064

RUSSIA 18.5%
CORPORATE BONDS & NOTES 12.0%
Gaz Capital S.A.
6.212% due 11/22/2016	330	342
6.510% due 03/07/2022	750	742
8.625% due 04/28/2034	1,460	1,701
9.250% due 04/23/2019	200	237
Gazprom International S.A.
7.201% due 02/01/2020	543	577
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	83	86
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	5,850	6,716
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	2,790	2,909
7.175% due 05/16/2013	1,900	2,067
7.750% due 05/29/2018	1,900	2,142
9.000% due 06/11/2014	100	116
TNK-BP Finance S.A.
6.125% due 03/20/2012	200	209
6.625% due 03/20/2017	1,700	1,755
7.500% due 07/18/2016	2,100	2,294
7.875% due 03/13/2018	200	220

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		1,390	1,460
6.103% due 06/27/2012		700	743
8.700% due 08/07/2018		2,300	2,781
VTB Capital S.A.
6.609% due 10/31/2012		300	316
White Nights Finance BV for Gazprom
10.500% due 03/08/2014		200	238
10.500% due 03/25/2014		500	596

			28,247

SOVEREIGN ISSUES 6.5%
Russia Government International Bond
7.500% due 03/31/2030		13,193	15,240

Total Russia (Cost $39,245)			43,487

SINGAPORE 0.4%
Temasek Financial I Ltd.
5.375% due 11/23/2039		1,000	976

Total Singapore (Cost $990)			976

SOUTH AFRICA 1.1%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	573
5.875% due 05/30/2022		$1,030	1,057
6.500% due 06/02/2014		450	498
6.875% due 05/27/2019		500	561

Total South Africa (Cost $2,490)			2,689

SOUTH KOREA 2.4%
Export-Import Bank of Korea
5.875% due 01/14/2015		300	324
8.125% due 01/21/2014		1,900	2,206
Korea Development Bank
5.750% due 09/10/2013		15	16
8.000% due 01/23/2014		2,300	2,654
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		400	439

Total South Korea (Cost $5,499)			5,639

TRINIDAD AND TOBAGO 0.7%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		1,700	1,606

Total Trinidad And Tobago (Cost $1,641)			1,606

TUNISIA 0.7%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	701
7.375% due 04/25/2012		$800	885

Total Tunisia (Cost $1,440)			1,586

TURKEY 4.5%
Turkey Government International Bond
6.750% due 05/30/2040		1,700	1,679
7.000% due 03/11/2019		700	776
7.250% due 03/05/2038		700	737
7.500% due 07/14/2017		4,300	4,923
7.500% due 11/07/2019		1,000	1,139
8.000% due 02/14/2034		1,100	1,269

Total Turkey (Cost $10,085)			10,523

UNITED ARAB EMIRATES 0.7%
DP World Ltd.
6.850% due 07/02/2037		600	513
Emirate of Abu Dhabi
6.750% due 04/08/2019		900	1,027

Total United Arab Emirates (Cost $1,399)			1,540

UNITED KINGDOM 0.4%
Barclays Bank PLC
10.179% due 06/12/2021		520	680
HBOS PLC
6.750% due 05/21/2018		400	368

Total United Kingdom (Cost $920)			1,048

UNITED STATES 5.4%
BANK LOAN OBLIGATIONS 0.6%
Petroleum Export III Ltd.
3.757% due 04/08/2013		1,278	1,269

Republic of Indonesia
1.188% due 12/14/2019		303	262

			1,531

CORPORATE BONDS & NOTES 1.0%
American International Group, Inc.
8.175% due 05/15/2068		900	767
8.625% due 05/22/2068	GBP	100	126
Citigroup Capital XXI
8.300% due 12/21/2077		$940	956
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		400	404

			2,253

MORTGAGE-BACKED SECURITIES 0.5%
American Home Mortgage Assets
0.439% due 10/25/2046		130	65
American Home Mortgage Investment Trust
5.660% due 09/25/2045		30	24
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		200	181
5.744% due 02/10/2051		200	194
Banc of America Mortgage Securities, Inc.
5.404% due 02/25/2036		13	10
Bear Stearns Adjustable Rate Mortgage Trust
4.994% due 01/25/2035		12	10
5.394% due 05/25/2047		76	53
Citigroup Mortgage Loan Trust, Inc.
5.969% due 09/25/2037		156	106
Countrywide Alternative Loan Trust
0.424% due 12/20/2046		197	102
0.439% due 07/20/2046		96	38
0.559% due 11/20/2035		37	20
1.471% due 12/25/2035		45	25
GSR Mortgage Loan Trust
5.123% due 01/25/2036		30	24
Indymac Index Mortgage Loan Trust
0.469% due 07/25/2035		7	4
Morgan Stanley Mortgage Loan Trust
5.352% due 06/25/2036		16	14
Residential Accredit Loans, Inc.
0.429% due 12/25/2046		700	145
WaMu Mortgage Pass-Through Certificates
1.171% due 02/25/2047		100	53
5.396% due 02/25/2037		91	64
Wells Fargo Mortgage-Backed Securities Trust
5.531% due 07/25/2036		33	26

			1,159

U.S. GOVERNMENT AGENCIES 1.7%
Federal Home Loan Bank
4.125% due 12/13/2019 (c)	3,600	3,550
Freddie Mac
5.768% due 03/01/2036	320	341

		3,891

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Notes
1.000% due 07/31/2011	69	69
1.000% due 09/30/2011 (c)	276	277
2.625% due 06/30/2014	2	2
2.750% due 11/30/2016	300	292
3.125% due 10/31/2016	600	598
3.625% due 08/15/2019	2,600	2,569

		3,807

Total United States (Cost $12,638)		12,640

URUGUAY 1.4%
Uruguay Government International Bond
7.625% due 03/21/2036	400	455
8.000% due 11/18/2022	2,121	2,535
9.250% due 05/17/2017	200	258

Total Uruguay (Cost $2,878)		3,248

SHORT-TERM INSTRUMENTS 8.0%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2010	223	223

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $230. Repurchase proceeds are $223.)
U.S. TREASURY BILLS 0.1%
0.183% due 09/02/2010 (b)	300	300

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 7.8%
	1,821,957	18,243

Total Short-Term Instruments (Cost $18,766)		18,766

PURCHASED OPTIONS (e) 0.0%
(Cost $62)		37
Total Investments 99.2% (Cost $221,220)		$233,842
Written Options (f) (0.1%) (Premiums $519)		(184)
Other Assets and Liabilities (Net) 0.9%		2,020

Net Assets 100.0%		$235,678

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Portfolio.

(b)	Securities with an aggregate market value of $300 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.

(c)	Securities with an aggregate market value of $326 and cash of $142 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	275	$791
90-Day Eurodollar June Futures	Long	06/2011	20	11
U.S. Treasury 5-Year Note June Futures	Long	06/2010	2	(2)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	164	(31)

				$769

(d)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.559%	$500	$2	$2	$0
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.559%	400	1	1	0
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.559%	500	2	2	0
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.559%	600	2	2	0
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.247%	300	(3)	(3)	0
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.543%	1,000	(42)	(37)	(5)
Brazil Government International Bond	MSC	2.100%	08/20/2016	1.391%	250	11	0	11
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.533%	300	1	0	1
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	1.737%	1,000	34	0	34
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.494%	2,375	(52)	(92)	40
Indonesia Government International Bond	UBS	1.000%	03/20/2015	1.494%	375	(8)	(15)	7
Korea Government Bond	BCLY	1.000%	03/20/2011	0.423%	100	1	1	0
Korea Government Bond	CITI	1.000%	03/20/2011	0.423%	100	1	1	0
Korea Government Bond	GSC	1.000%	03/20/2011	0.423%	200	1	1	0
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.523%	300	1	1	0
Mexico Government International Bond	BCLY	1.000%	12/20/2014	1.106%	300	(1)	(10)	9
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.523%	100	0	0	0
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.523%	200	0	0	0
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.523%	200	1	1	0
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.583%	100	0	0	0
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.523%	500	2	1	1
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.583%	100	0	0	0
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.583%	100	0	0	0
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.817%	700	(2)	0	(2)
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.833%	1,400	84	0	84
Philippines Government International Bond	CITI	2.770%	06/20/2018	1.847%	2,000	126	0	126
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.801%	800	33	0	33
Philippines Government International Bond	UBS	1.000%	03/20/2015	1.588%	9,950	(264)	(290)	26
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	1.588%	800	3	0	3
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.752%	200	2	0	2
RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.752%	400	6	0	6
Russia Government International Bond	DUB	1.000%	12/20/2010	0.552%	350	1	0	1
Russia Government International Bond	GSC	1.000%	12/20/2010	0.552%	350	1	0	1
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.553%	1,000	(7)	0	(7)
VTB Capital S.A.	GSC	1.000%	12/20/2010	1.223%	600	0	(7)	7

						$(63)	$(441)	$378

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-12 Index	HSBC	5.000%	12/20/2014	$10,000	$1,178	$935	$243
CDX.EM-12 Index	JPM	5.000%	12/20/2014	400	48	45	3
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	3,300	414	413	1
CDX.EM-13 Index	GSC	5.000%	06/20/2015	1,300	163	162	1

					$1,803	$1,555	$248

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	10,700	$54	$14	$40
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		12,300	128	53	75
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		10,200	106	48	58
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		6,400	66	32	34
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		61,900	(4)	(24)	20
Pay	28-Day MXN TIIE	7.640%	03/01/2017	HSBC	MXN	38,600	25	4	21
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		2,900	15	15	0
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI		22,500	115	106	9
Pay	28-Day MXN TIIE	8.660%	01/31/2019	HSBC		3,000	16	(3)	19
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		11,000	71	0	71

							$592	$245	$347

(e)	Purchased options outstanding on March 31, 2010:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$2,000	$62	$37

(f)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	11	$7	$2
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	10	3	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	11	4	4
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	10	3	1

				$17	$7

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	$1,000	$11	$0
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	1,100	5	3
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,100	8	6
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,800	31	23
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,800	43	37
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	4,800	14	2
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	4,800	2	2
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	2,300	9	6
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	2,300	21	13
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	1,100	8	3
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,100	10	3
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	3,000	36	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	3,000	27	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	5,600	15	15
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	5,600	29	30
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,000	6	4
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,000	8	6
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,600	16	0
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	1,600	13	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,600	7	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,900	24	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	3,300	28	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,900	39	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,700	17	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,000	6	7

							$433	$162

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$2,000	$69	$15

(g)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	740	04/2010	GSC	$0	$(6)	$(6)
Sell		740	04/2010	HSBC	0	(2)	(2)
Buy		740	06/2010	HSBC	2	0	2
Buy	CNY	8,133	06/2010	BCLY	0	(3)	(3)
Sell		3,378	06/2010	BOA	3	0	3
Buy		3,405	06/2010	CITI	0	(1)	(1)
Buy		1,465	06/2010	DUB	0	(1)	(1)
Buy		10,593	06/2010	HSBC	0	(4)	(4)
Sell		6,080	06/2010	MSC	6	0	6
Buy		3,320	01/2011	BOA	0	(5)	(5)
Buy		5,976	01/2011	MSC	0	(8)	(8)
Sell	EUR	337	04/2010	BCLY	0	(5)	(5)
Sell		2,429	04/2010	JPM	18	(14)	4
Buy	KRW	124,000	07/2010	BCLY	5	0	5
Buy		245,630	07/2010	DUB	9	0	9
Buy		204,043	07/2010	MSC	7	0	7
Buy		488,400	08/2010	MSC	14	0	14
Buy		1,381,996	11/2010	BCLY	14	0	14
Buy		77,762	11/2010	BOA	2	0	2
Buy		282,937	11/2010	CITI	5	0	5
Buy		1,263,987	11/2010	DUB	8	0	8
Buy		11,730	11/2010	GSC	0	0	0
Buy		92,383	11/2010	JPM	1	0	1
Buy		57,555	11/2010	MSC	0	0	0
Buy	MXN	13,310	04/2010	BOA	97	0	97
Buy		665	04/2010	DUB	3	0	3
Sell		11,500	04/2010	DUB	0	(34)	(34)
Buy		227	04/2010	GSC	1	0	1
Buy		516	04/2010	HSBC	3	0	3
Sell		4,182	04/2010	HSBC	0	(7)	(7)
Buy		965	04/2010	JPM	6	0	6
Buy		23,385	09/2010	HSBC	31	0	31
Buy	PHP	23,290	08/2010	DUB	8	0	8
Buy		23,274	08/2010	GSC	10	0	10
Buy	PLN	2,829	08/2010	BCLY	20	0	20
Buy		2,272	08/2010	HSBC	8	0	8
Buy		1,323	08/2010	MSC	9	0	9
Buy	SGD	271	09/2010	BCLY	0	0	0
Buy		202	09/2010	CITI	1	0	1
Buy		174	09/2010	GSC	1	0	1

					$292	$(90)	$202

(h)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Brazil	$0	$36,644	$0	$36,644
Colombia	0	14,100	0	14,100
Indonesia	0	17,735	982	18,717
Mexico	0	30,479	0	30,479
Panama	0	5,578	0	5,578
Peru	0	3,647	148	3,795
Philippines	0	4,819	0	4,819
Qatar	0	3,064	0	3,064
Russia	0	43,487	0	43,487
South Korea	0	5,639	0	5,639
Turkey	0	10,523	0	10,523
United States	0	11,371	1,269	12,640
Uruguay	0	3,248	0	3,248
Short-Term Instruments	18,243	523	0	18,766
Other Investments+++	0	22,118	225	22,343

Investments, at value	$18,243	$212,975	$2,624	$233,842
Financial Derivative Instruments++++	$769	$991	$0	$1,760

Totals	$19,012	$213,966	$2,624	$235,602

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2010:

Category++	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
Indonesia	$0	$985	$1	$0	$(4)	$0	$0	$982	$(4)
Peru	141	0	1	0	6	0	0	148	6
United States	1,300	(22)	0	0	(9)	0	0	1,269	(10)
Other Investments+++	0	238	0	0	(13)	0	0	225	(12)

Investments, at value	$1,441	$1,201	$2	$0	$(20)	$0	$0	$2,624	$(20)

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

See Accompanying Notes

Schedule of Investments

Foreign Bond Portfolio (Unhedged)

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.1%
Australia Government Bond
6.250% due 06/15/2014	AUD	100	$95
Commonwealth Bank of Australia
0.671% due 07/12/2013		$100	101
National Australia Bank Ltd.
0.750% due 07/08/2014		100	101
Suncorp-Metway Ltd.
0.633% due 12/17/2010		100	100
Westpac Banking Corp.
2.700% due 12/09/2014		100	99
2.900% due 09/10/2014		100	101

Total Australia (Cost $590)			597

CANADA 5.5%
Canada Government Bond
1.500% due 06/01/2012	CAD	400	391
2.000% due 12/01/2014		100	95
2.500% due 06/01/2015		200	193
4.250% due 06/01/2018		300	312
Canada Housing Trust No. 1
0.840% due 09/15/2014		100	100
4.600% due 09/15/2011		100	103
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$200	201
Column Canada Issuer Corp.
5.147% due 05/12/2034	CAD	8	8
Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035		17	17
Province of Ontario Canada
4.000% due 12/03/2019	EUR	100	139

Total Canada (Cost $1,535)			1,559

DENMARK 0.1%
Realkredit Danmark A/S
2.000% due 01/01/2011	DKK	100	18

Total Denmark (Cost $20)			18

FRANCE 11.0%
CORPORATE BONDS & NOTES 2.5%
BNP Paribas Home Loan Covered Bonds S.A.
4.750% due 05/28/2013	EUR	100	146
Cie de Financement Foncier
2.000% due 02/17/2012		100	136
3.875% due 02/11/2011		200	277
4.500% due 01/09/2013		100	145

			704

SOVEREIGN ISSUES 8.5%
France Government Bond
3.500% due 04/25/2020		1,100	1,496
4.000% due 10/25/2038		220	298
4.750% due 10/25/2012		300	441
Societe Financement de l'Economie Francaise
2.375% due 03/10/2012		100	138
			2,373

Total France (Cost $3,140)			3,077

GERMANY 29.6%
CORPORATE BONDS & NOTES 0.8%
Kreditanstalt fuer Wiederaufbau
4.125% due 07/04/2017	EUR	160	233

SOVEREIGN ISSUES 28.8%
Republic of Germany
2.250% due 12/10/2010		300	410
3.250% due 01/04/2020		300	411
3.500% due 01/04/2016		100	143
3.500% due 07/04/2019		900	1,260
3.750% due 07/04/2013		100	145
4.000% due 10/11/2013		100	146
4.000% due 01/04/2037		250	346
4.250% due 10/12/2012		700	1,018
4.250% due 07/04/2014		500	739
4.750% due 06/11/2010		1,400	1,905
4.750% due 07/04/2034		200	308
5.500% due 01/04/2031		100	167
6.250% due 01/04/2030		600	1,084

			8,082

Total Germany (Cost $8,518)			8,315

IRELAND 1.0%
German Postal Pensions Securitisation PLC
2.750% due 01/18/2011	EUR	200	274

Total Ireland (Cost $279)			274

JAPAN 8.8%
Japan Government International Bond
0.700% due 09/20/2014	JPY	145,000	1,566
1.700% due 03/20/2017		80,000	902

Total Japan (Cost $2,519)			2,468

NETHERLANDS 8.5%
Achmea Hypotheekbank NV
0.599% due 11/03/2014		$100	100
Globaldrive BV
4.000% due 10/20/2016	EUR	69	95
Netherlands Government Bond
4.000% due 01/15/2011		500	694
4.000% due 07/15/2018		200	289
4.000% due 07/15/2019		400	577
5.500% due 07/15/2010		380	520
NIBC Bank NV
0.632% due 12/02/2014		$100	100

Total Netherlands (Cost $2,474)			2,375

NORWAY 1.0%
DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	200	286

Total Norway (Cost $287)			286

UNITED KINGDOM 7.9%
Granite Master Issuer PLC
0.299% due 12/20/2054		$65	59
Lloyds TSB Bank PLC
12.000% due 12/29/2049		400	446
Nationwide Building Society
4.125% due 02/27/2012	EUR	100	140
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		$200	201
1.500% due 03/30/2012		600	600
United Kingdom Gilt
3.750% due 09/07/2019	GBP	350	524
4.250% due 03/07/2036		170	247

Total United Kingdom (Cost $2,220)			2,217

UNITED STATES 12.9%
ASSET-BACKED SECURITIES 1.4%
Ally Auto Receivables Trust
0.323% due 04/15/2011		$300	300
Bank of America Auto Trust
1.160% due 02/15/2012		100	101

			401

CORPORATE BONDS & NOTES 3.5%
American International Group, Inc.
0.361% due 10/18/2011		100	96
5.750% due 03/15/2067	GBP	100	100
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	100	139
Embarq Corp.
7.082% due 06/01/2016		$100	109
JC Penney Corp., Inc.
7.950% due 04/01/2017		100	113
Macy's Retail Holdings, Inc.
7.450% due 07/15/2017		100	106
Weyerhaeuser Co.
6.750% due 03/15/2012		100	107
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	137
4.375% due 05/19/2014		50	71

			978

MORTGAGE-BACKED SECURITIES 1.5%
First Horizon Asset Securities, Inc.
5.831% due 05/25/2037		$119	91
JPMorgan Mortgage Trust
5.502% due 02/25/2036		66	56
Merrill Lynch Countrywide Commercial Mortgage Trust
5.957% due 08/12/2049		100	99
Merrill Lynch Mortgage Investors, Inc.
2.801% due 02/25/2035		45	41
Thornburg Mortgage Securities Trust
0.349% due 07/25/2036		59	58
Wells Fargo Mortgage-Backed Securities Trust
4.998% due 10/25/2035		109	95

			440

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
5.500% due 05/25/2027		75	75

U.S. TREASURY OBLIGATIONS 6.2%
U.S. Treasury Notes
1.000% due 07/31/2011 (b)		59	59
1.000% due 09/30/2011 (b)		25	25
4.500% due 02/28/2011 (b)		1,600	1,660
			1,744

Total United States (Cost $3,536)			3,638

SHORT-TERM INSTRUMENTS 14.9%
REPURCHASE AGREEMENTS 1.0%
State Street Bank and Trust Co.
0.010% due 04/01/2010		285	285

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $295. Repurchase proceeds are $285.)
	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 13.9%
		390,894	3,914

Total Short-Term Instruments (Cost $4,199)			4,199

Total Investments 103.3% (Cost $29,317)			$29,023
Written Options (d) (0.0%) (Premiums $49)			(14)
Other Assets and Liabilities (Net) (3.3%)			(913)

Net Assets 100.0%			$28,096

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Portfolio.

(b)	Securities with an aggregate market value of $65 and cash of $30 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	13	$7
Australia Government 3-Year Bond June Futures	Long	06/2010	15	(9)
Canada Government 10-Year Bond June Futures	Long	06/2010	8	(10)
Euro-Bobl June Futures	Long	06/2010	9	5
Euro-Bund 10-Year Bond May Futures Call Options Strike @ EUR 124.000	Short	05/2010	1	0
Euro-Bund 10-Year Bond May Futures Call Options Strike @ EUR 124.500	Short	05/2010	1	0

				$(7)

(c)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.280%	$100	$1	$(2)	$3
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	1.645%	100	4	6	(2)
Macy's Retail Holdings, Inc.	JPM	(5.000%	)	09/20/2017	1.934%	100	(19)	(13)	(6)
Weyerhaeuser Co.	JPM	(1.000%	)	03/20/2012	0.895%	100	0	2	(2)

							$(14)	$(7)	$(7)

Credit Default Swaps on Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Japan Government International Bond	RBS	0.480%	12/20/2010	0.071%	$1,500	$5	$0	$5

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE AAA 06-1 Index	GSC	0.180%	07/25/2045	$168	$(24)	$(30)	$6

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	GSC	AUD	1,400	$(1)	$0	$(1)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	500	5	0	5
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	RBS	JPY	190,000	11	11	0
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	UBS		20,000	1	1	0
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	BOA		70,000	0	1	(1)
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	DUB		220,000	0	0	0

							$16	$13	$3

(d)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	2	$1	$0
Call - CBOT U.S. Treasury 10-Year Note May Futures	118.500	04/23/2010	2	0	0

				$1	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$1,000	$7	$4
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,000	8	6
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	100	0	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,000	10	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,500	16	1

							$41	$11

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	USD	1.330	04/20/2010	EUR	200	$2	$1
Call - OTC EUR versus USD		1.400	04/20/2010		100	1	0
Put - OTC GBP versus USD		1.450	04/20/2010	GBP	100	1	0
Call - OTC GBP versus USD		1.540	04/20/2010		200	3	2

						$7	$3

(e)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	126	04/2010	GSC	$0	$(1)	$(1)
Sell		227	04/2010	GSC	0	(7)	(7)
Buy		21	04/2010	HSBC	0	0	0
Sell		17	04/2010	HSBC	0	0	0
Buy		49	04/2010	MSC	2	0	2
Buy		47	04/2010	RBS	2	0	2
Sell		22	06/2010	HSBC	0	0	0
Sell	CAD	16	04/2010	HSBC	0	0	0
Sell		192	04/2010	JPM	0	(5)	(5)
Sell		3	04/2010	MSC	0	0	0
Sell		199	04/2010	RBC	0	(3)	(3)
Buy		159	04/2010	RBS	6	0	6
Sell		401	04/2010	RBS	0	(3)	(3)
Buy		28	04/2010	UBS	1	0	1
Buy	CNY	25	05/2010	BCLY	0	(1)	(1)
Sell		49	05/2010	BCLY	0	0	0
Buy		25	05/2010	BOA	0	0	0
Buy		224	06/2010	BCLY	0	0	0
Sell		68	06/2010	BOA	0	0	0
Buy		149	06/2010	HSBC	0	0	0
Sell		135	06/2010	MSC	0	0	0
Buy		694	11/2010	BCLY	0	(1)	(1)
Buy		20	11/2010	CITI	0	0	0
Buy		20	11/2010	DUB	0	0	0
Sell		258	11/2010	DUB	0	0	0
Buy		41	11/2010	JPM	0	0	0
Buy		231	11/2010	MSC	0	(1)	(1)
Buy		327	01/2011	BOA	0	0	0
Buy		1,655	01/2011	HSBC	0	(1)	(1)
Buy		453	01/2011	JPM	0	(1)	(1)
Buy		466	01/2011	MSC	0	(1)	(1)
Buy		309	06/2011	DUB	0	0	0
Buy	DKK	1,127	04/2010	RBS	2	0	2
Buy		2,830	05/2010	CITI	0	0	0
Buy		543	05/2010	DUB	0	(1)	(1)
Buy	EUR	169	04/2010	BCLY	2	(1)	1
Sell		207	04/2010	BCLY	1	0	1
Sell		33	04/2010	BNP	1	0	1
Sell		494	04/2010	BOA	12	0	12
Buy		439	04/2010	CITI	0	(11)	(11)
Sell		617	04/2010	CITI	14	0	14
Sell		566	04/2010	CSFB	0	(8)	(8)
Buy		100	04/2010	DUB	0	(2)	(2)
Sell		311	04/2010	DUB	13	0	13
Buy		19	04/2010	GSC	0	0	0
Sell		15	04/2010	GSC	1	0	1
Buy		111	04/2010	HSBC	0	(1)	(1)
Buy		237	04/2010	JPM	0	(5)	(5)
Sell		1,724	04/2010	JPM	98	0	98
Sell		336	04/2010	MSC	6	0	6
Buy		9	04/2010	RBS	0	0	0
Sell		36	04/2010	RBS	2	0	2
Buy		360	04/2010	UBS	0	(2)	(2)
Sell		53	04/2010	UBS	0	(1)	(1)
Buy	GBP	16	04/2010	HSBC	0	0	0
Buy		14	06/2010	BCLY	0	0	0
Buy		436	06/2010	CITI	0	0	0
Buy		34	06/2010	RBC	1	0	1
Sell		7	06/2010	RBC	0	0	0
Buy		609	06/2010	RBS	6	0	6
Buy	IDR	189,900	09/2010	JPM	2	0	2
Buy		97,730	11/2010	BCLY	0	0	0
Buy		93,800	11/2010	HSBC	0	0	0
Buy	JPY	20,998	04/2010	BCLY	0	(6)	(6)
Buy		378,879	04/2010	CITI	0	(2)	(2)
Sell		186,272	04/2010	CITI	0	0	0
Buy		3,187	04/2010	CSFB	0	(2)	(2)
Buy		22,514	04/2010	HSBC	0	(8)	(8)
Buy		670,181	04/2010	MSC	0	(212)	(212)
Buy		3,781	04/2010	UBS	0	(1)	(1)
Buy	KRW	5,000	07/2010	BCLY	0	0	0
Sell		33,857	07/2010	BCLY	0	(1)	(1)
Buy		37,327	07/2010	CITI	0	0	0
Buy		10,657	07/2010	DUB	0	0	0
Buy		8,876	07/2010	MSC	0	0	0
Sell		28,002	07/2010	MSC	0	(1)	(1)
Sell		42,021	08/2010	BCLY	0	(1)	(1)
Buy		21,245	08/2010	MSC	1	0	1
Sell		17,505	08/2010	MSC	0	(1)	(1)
Buy		9,555	11/2010	BCLY	0	0	0
Buy		11,927	11/2010	BOA	0	0	0
Buy		16,899	11/2010	CITI	0	0	0
Sell		37,327	11/2010	CITI	0	0	0
Buy		11,626	11/2010	DUB	0	0	0
Buy		23,156	11/2010	JPM	0	0	0
Buy		11,511	11/2010	MSC	0	0	0
Sell		9,429	11/2010	RBS	0	0	0
Sell	MXN	370	04/2010	HSBC	0	(1)	(1)
Buy		867	04/2010	JPM	5	0	5
Sell		209	04/2010	JPM	0	(1)	(1)
Sell		288	04/2010	MSC	0	(1)	(1)
Buy		318	09/2010	HSBC	1	0	1
Sell	MYR	0	10/2010	CITI	0	0	0
Sell	NOK	72	05/2010	DUB	0	0	0
Sell	NZD	1	04/2010	JPM	0	0	0
Buy	PHP	0	04/2010	CITI	0	0	0
Sell		0	04/2010	DUB	0	0	0
Sell		0	11/2010	CITI	0	0	0
Buy	SEK	587	05/2010	DUB	0	(1)	(1)
Buy	SGD	0	09/2010	CITI	0	0	0

					$179	$(296)	$(117)

(f) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Canada	$0	$1,559	$0	$1,559
France	0	3,077	0	3,077
Germany	0	8,315	0	8,315
Japan	0	2,468	0	2,468
Netherlands	0	2,375	0	2,375
United Kingdom	0	2,217	0	2,217
United States	0	3,638	0	3,638
Short-Term Instruments	3,914	285	0	4,199
Other Investments+++	0	1,175	0	1,175

Investments, at value	$3,914	$25,109	$0	$29,023
Financial Derivative Instruments++++	$(7)	$(124)	$0	$(131)

Totals	$3,907	$24,985	$0	$28,892

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2010:

Category++	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
United Kingdom	$393	$0	$0	$0	$54	$0	$(447)	$0	$0

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++

Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

See Accompanying Notes

Schedule of Investments

Foreign Bond Portfolio (U.S. Dollar-Hedged)

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.4%
Commonwealth Bank of Australia
0.751% due 06/25/2014		$300	$304
4.500% due 02/20/2014	AUD	500	437
ING Bank Australia Ltd.
5.028% due 06/24/2014		800	740
Medallion Trust
0.382% due 05/25/2035		$122	118
National Australia Bank Ltd.
0.750% due 07/08/2014		400	405
Puma Finance Ltd.
4.090% due 08/22/2037	AUD	156	139
Torrens Trust
4.340% due 10/19/2038		263	237
Westpac Banking Corp.
0.534% due 09/10/2014		$400	401
2.700% due 12/09/2014		600	596

Total Australia (Cost $3,169)			3,377

BERMUDA 0.4%
Merna Reinsurance Ltd.
0.901% due 06/30/2012		300	297

Total Bermuda (Cost $295)			297

CANADA 4.2%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	500	508
Canada Government Bond
2.500% due 06/01/2015		1,400	1,352
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	200	275
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	100	102
Golden Credit Card Trust
5.106% due 04/15/2011		500	510
Province of Ontario Canada
4.600% due 06/02/2039		300	288
5.850% due 03/08/2033		88	99
6.200% due 06/02/2031		100	117

Total Canada (Cost $3,176)			3,251

CAYMAN ISLANDS 0.3%
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$200	202

Total Cayman Islands (Cost $211)			202

DENMARK 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	40	7
Realkredit Danmark A/S
2.000% due 01/01/2011		400	73

Total Denmark (Cost $83)			80

FRANCE 10.7%
CORPORATE BONDS & NOTES 3.6%
BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011	EUR	200	281
4.750% due 05/28/2013		300	439
BPCE S.A.
6.117% due 10/29/2049		100	110
Cie de Financement Foncier
2.000% due 02/17/2012		100	136
3.625% due 01/16/2012		100	140
4.000% due 07/21/2011		400	560

Dexia Credit Local
0.501% due 01/12/2012		$600	600
0.899% due 09/23/2011		300	302
Vivendi S.A.
5.750% due 04/04/2013		200	216

			2,784

SOVEREIGN ISSUES 7.1%
France Government Bond
3.500% due 04/25/2015	EUR	600	854
4.250% due 04/25/2019		200	292
5.500% due 10/25/2010		600	833
France Treasury Notes
3.000% due 01/12/2011		700	964
3.750% due 09/12/2010		1,600	2,191
Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		200	276

			5,410

Total France (Cost $8,477)			8,194

GERMANY 26.9%
ASSET-BACKED SECURITIES 0.3%
Driver One GmbH
0.519% due 10/21/2015	EUR	162	218

SOVEREIGN ISSUES 26.6%
Republic of Germany
1.250% due 03/11/2011		200	272
2.250% due 12/10/2010		300	410
3.250% due 01/04/2020		500	685
3.500% due 04/08/2011		300	417
3.500% due 04/12/2013		400	574
3.750% due 07/04/2013		900	1,302
3.750% due 01/04/2019		300	429
4.000% due 09/10/2010		500	686
4.000% due 10/11/2013		700	1,024
4.000% due 01/04/2037		550	760
4.250% due 07/04/2017		3,100	4,606
4.250% due 07/04/2018		1,700	2,520
4.250% due 07/04/2039		100	145
4.750% due 07/04/2034		1,100	1,692
4.750% due 07/04/2040		200	314
5.000% due 07/04/2011		200	285
5.500% due 01/04/2031		1,800	3,008
6.500% due 07/04/2027		700	1,281

			20,410

Total Germany (Cost $21,339)			20,628

IRELAND 0.8%
German Postal Pensions Securitisation PLC
2.750% due 01/18/2011		400	548
Immeo Residential Finance PLC
0.810% due 12/15/2016		91	107

Total Ireland (Cost $693)			655

ITALY 0.0%
Vela Home SRL
0.952% due 10/24/2027		15	21

Total Italy (Cost $23)			21

JAPAN 11.5%
MORTGAGE-BACKED SECURITIES 0.1%
JLOC Ltd.
0.514% due 02/16/2016	JPY	12,826	105

SOVEREIGN ISSUES 11.4%
Japan Government International Bond
0.200% due 02/15/2012		240,000	2,568
0.900% due 03/20/2014		140,000	1,526
1.500% due 12/20/2017		410,000	4,539
1.800% due 06/20/2017		10,000	113

			8,746

Total Japan (Cost $8,661)			8,851

LIBERIA 0.3%
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	199

Total Liberia (Cost $189)			199

NETHERLANDS 4.4%
Achmea Hypotheekbank NV
0.599% due 11/03/2014		700	700
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	500	704
LeasePlan Corp. NV
3.250% due 05/22/2014		100	140
Netherlands Government Bond
4.000% due 07/15/2018		600	866
4.500% due 07/15/2017		200	299
NIBC Bank NV
0.632% due 12/02/2014		$600	601
Rabobank Nederland NV
11.000% due 06/29/2049		75	97

Total Netherlands (Cost $3,392)			3,407

NORWAY 0.4%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	200	279

Total Norway (Cost $308)			279

SOUTH KOREA 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013		100	145

Total South Korea (Cost $154)			145

SPAIN 0.1%
MBS Bancaja Fondo De Titulizacion Activos
0.831% due 11/17/2035		73	90

Total Spain (Cost $105)			90

SWITZERLAND 0.3%
UBS AG
5.750% due 04/25/2018		$200	205

Total Switzerland (Cost $199)			205

UNITED KINGDOM 5.2%
Barclays Bank PLC
0.424% due 03/23/2017		250	232
Bumper 2 S.A.
2.212% due 06/20/2022	EUR	100	136
HBOS PLC
6.750% due 05/21/2018		$200	184

Lloyds TSB Bank PLC
0.438% due 11/29/2049		100	49
12.000% due 12/29/2049		200	223

	SHARES
Royal Bank of Scotland Group PLC (b)		343,602	229

	PRINCIPAL AMOUNT (000s)
Royal Bank of Scotland Group PLC
4.125% due 11/14/2011	GBP	600	952
United Kingdom Gilt
2.250% due 03/07/2014		100	152
3.250% due 12/07/2011		20	32
3.750% due 09/07/2019		200	299
4.250% due 06/07/2032		100	147
4.250% due 03/07/2036		200	291
4.500% due 12/07/2042		300	457
4.750% due 12/07/2038		400	631

Total United Kingdom (Cost $4,237)			4,014

UNITED STATES 26.7%
ASSET-BACKED SECURITIES 2.6%
Amortizing Residential Collateral Trust
0.809% due 07/25/2032		$1	1
0.929% due 10/25/2031		2	1
Amresco Residential Securities Mortgage Loan Trust
1.169% due 06/25/2029		1	1
Asset-Backed Funding Certificates
0.289% due 01/25/2037		23	22
Bear Stearns Asset-Backed Securities Trust
0.299% due 12/25/2036		82	75
Countrywide Asset-Backed Certificates
0.309% due 06/25/2037		53	51
Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032		2	1
First Alliance Mortgage Loan Trust
0.459% due 12/20/2027		2	1
First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036		30	29
Ford Credit Auto Owner Trust
1.650% due 06/15/2012		94	95
Franklin Auto Trust
1.809% due 06/20/2012		200	201
Indymac Residential Asset-Backed Trust
0.679% due 08/25/2035		200	126
Long Beach Mortgage Loan Trust
0.509% due 10/25/2034		12	11
Morgan Stanley ABS Capital I
0.279% due 09/25/2036		4	4
Nelnet Student Loan Trust
0.779% due 04/27/2015		71	71
Residential Asset Securities Corp.
0.729% due 07/25/2032		4	2
SACO I, Inc.
0.289% due 05/25/2036		8	6
SLM Student Loan Trust
0.749% due 10/25/2017		400	400
1.749% due 04/25/2023		816	845

Structured Asset Securities Corp.
0.279% due 10/25/2036		20	20
0.519% due 01/25/2033		3	3
Wells Fargo Home Equity Trust
0.459% due 10/25/2035		13	13
0.469% due 10/25/2035		13	13

			1,992

CORPORATE BONDS & NOTES 12.5%
American International Group, Inc.
5.450% due 05/18/2017		40	37
5.850% due 01/16/2018		200	186
8.000% due 05/22/2068	EUR	400	444
AutoZone, Inc.
5.875% due 10/15/2012		$1,000	1,080
Bank of America Corp.
4.000% due 03/28/2018	EUR	200	260
7.625% due 06/01/2019		$200	229
Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	111
7.250% due 02/01/2018		100	116
Citigroup, Inc.
0.867% due 06/28/2013	EUR	200	257
5.500% due 10/15/2014		$400	414
Computer Sciences Corp.
5.000% due 02/15/2013		369	392
6.500% due 03/15/2018		200	222
DR Horton, Inc.
6.000% due 04/15/2011		100	104
Harris Corp.
5.950% due 12/01/2017		500	540
International Lease Finance Corp.
5.400% due 02/15/2012		100	98
iStar Financial, Inc.
5.150% due 03/01/2012		100	88
JPMorgan Chase & Co.
3.625% due 12/12/2011	EUR	300	422
JPMorgan Chase & Co., Inc. CPI Linked Bond
0.615% due 02/15/2012		$10	10
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	72
6.875% due 05/02/2018 (a)		200	48
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	207
Merrill Lynch & Co., Inc.
1.124% due 07/22/2014	EUR	300	379
6.750% due 05/21/2013		200	295
Morgan Stanley
0.959% due 11/29/2013		340	432
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$100	103
Pactiv Corp.
6.400% due 01/15/2018		200	211
RBS Capital Trust I
4.709% due 12/29/2049		600	366
Sprint Nextel Corp.
6.000% due 12/01/2016		100	91
State Street Capital Trust IV
1.257% due 06/01/2077		100	76
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	300	411
Universal Health Services, Inc.
7.125% due 06/30/2016		$1,000	1,119

Viacom, Inc.
6.125% due 10/05/2017		200	217
WM Covered Bond Program
4.375% due 05/19/2014	EUR	200	284
Yum! Brands, Inc.
6.250% due 03/15/2018		$200	220

			9,541

MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Investment Trust
5.660% due 09/25/2045		162	130
Banc of America Mortgage Securities, Inc.
5.404% due 02/25/2036		153	121
BCAP LLC Trust
0.399% due 01/25/2037		189	97
Bear Stearns Adjustable Rate Mortgage Trust
2.810% due 03/25/2035		170	159
2.934% due 03/25/2035		21	20
3.504% due 08/25/2033		12	11
5.133% due 08/25/2035		100	93
Bear Stearns Alt-A Trust
0.389% due 02/25/2034		133	100
5.158% due 09/25/2035		87	64
5.458% due 11/25/2035		89	53
5.590% due 11/25/2036		188	123
5.634% due 03/25/2036		178	82
6.250% due 08/25/2036		119	56
Bear Stearns Structured Products, Inc.
5.624% due 12/26/2046		72	45
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		29	26
4.248% due 08/25/2035		51	45
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		300	291
Countrywide Alternative Loan Trust
0.439% due 03/20/2046		158	82
0.509% due 02/25/2037		130	72
0.559% due 11/20/2035		198	105
1.471% due 12/25/2035		253	139
1.971% due 11/25/2035		38	21
5.250% due 06/25/2035		37	29
6.000% due 04/25/2037		65	42
Countrywide Home Loan Mortgage Pass-Through Trust
0.459% due 05/25/2035		74	43
0.549% due 03/25/2035		145	78
0.559% due 02/25/2035		18	13
3.510% due 11/25/2034		28	24
3.968% due 08/25/2034		82	57
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		3	3
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		297	164
Greenpoint Mortgage Funding Trust
0.309% due 01/25/2047		107	98
GSR Mortgage Loan Trust
4.547% due 09/25/2035		300	221
5.123% due 01/25/2036		239	196
Harborview Mortgage Loan Trust
0.449% due 05/19/2035		69	41
3.605% due 05/19/2033		14	14
Indymac Index Mortgage Loan Trust
0.469% due 07/25/2035		59	34

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	45	41
JPMorgan Mortgage Trust
5.502% due 02/25/2036	132	111
Mellon Residential Funding Corp.
0.670% due 12/15/2030	31	28
Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	200	175
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	46	42
Morgan Stanley Mortgage Loan Trust
5.352% due 06/25/2036	192	166
Residential Accredit Loans, Inc.
0.379% due 02/25/2047	76	35
0.409% due 06/25/2046	191	71
0.439% due 04/25/2046	159	63
Structured Adjustable Rate Mortgage Loan Trust
2.825% due 04/25/2034	22	18
Structured Asset Mortgage Investments, Inc.
0.439% due 05/25/2046	27	13
0.449% due 05/25/2036	203	106
0.449% due 09/25/2047	200	63
0.579% due 03/19/2034	16	14
0.809% due 07/19/2034	8	7
0.889% due 09/19/2032	8	6
1.971% due 08/25/2047	86	46
TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	27	24
5.970% due 09/25/2036	197	104
Thornburg Mortgage Securities Trust
0.339% due 11/25/2046	90	88
Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	162	145
Wachovia Mortgage Loan Trust LLC
5.155% due 10/20/2035	300	227
WaMu Mortgage Pass-Through Certificates
0.459% due 04/25/2045	21	17
0.539% due 01/25/2045	19	14
0.769% due 12/25/2027	48	42
1.451% due 06/25/2046	101	64
1.471% due 02/25/2046	234	178
2.385% due 03/25/2033	36	33
3.078% due 02/27/2034	19	18
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.411% due 07/25/2046	70	32
Wells Fargo Mortgage-Backed Securities Trust
3.131% due 04/25/2036	30	26
4.607% due 06/25/2035	140	138
4.950% due 03/25/2036	175	154
5.531% due 07/25/2036	197	159

		5,460

	SHARES
PREFERRED STOCKS 0.7%
DG Funding Trust
2.501% due 12/31/2049	65	530
SLM Corp.
4.770% due 01/16/2018	900	15

		545

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
0.349% due 03/25/2034	$21	20
0.379% due 08/25/2034	12	11
0.579% due 09/25/2042	52	51
1.671% due 10/01/2044	63	63
2.627% due 12/01/2034	26	27
2.835% due 11/01/2034	150	157
3.295% due 05/25/2035	57	56
5.480% due 07/01/2018	200	220
6.000% due 07/25/2044	34	37
Freddie Mac
0.730% due 12/15/2032	100	101
1.681% due 10/25/2044	126	120
2.954% due 02/01/2029	15	15
4.665% due 03/01/2035	178	187
4.976% due 04/01/2035	322	338
5.000% due 03/15/2025 - 07/15/2025	29	29
Ginnie Mae
4.375% due 04/20/2028 - 06/20/2030	9	9
Small Business Administration
5.490% due 03/01/2028	1,247	1,334

		2,775

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
1.000% due 07/31/2011	10	10
1.000% due 09/30/2011 (e)	17	17
1.000% due 10/31/2011 (e)	113	114

		141

Total United States (Cost $21,394)		20,454

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 04/01/2010	202	202

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 06/17/2010 valued at $210. Repurchase proceeds are $202.)
U.S. TREASURY BILLS 0.1%
0.183% due 09/02/2010 (e)	109	109

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.3%
	101,676	1,018

Total Short-Term Instruments (Cost $1,329)		1,329

Total Investments 98.7% (Cost $77,434)		$75,678
Written Options (g) (0.1%) (Premiums $167)		(54)
Other Assets and Liabilities (Net) 1.5%		1,116

Net Assets 100.0%		$76,740

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Non-income producing security.

(c)	Affiliated to the Portfolio.

(d)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $410 at a weighted average interest rate of 0.190%. On March 31, 2010, there were no open reverse repurchase agreements.

(e)	Securities with an aggregate market value of $233 and cash of $77 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	29	$14
Australia Government 3-Year Bond June Futures	Long	06/2010	56	(31)
Euro-Bobl June Futures	Long	06/2010	8	4
Euro-Bund 10-Year Bond June Futures	Long	06/2010	22	29
Euro-Bund 10-Year Bond May Futures Call Options Strike @ EUR 124.000	Short	05/2010	4	0
Euro-Bund 10-Year Bond May Futures Call Options Strike @ EUR 124.500	Short	05/2010	4	0
Japan Government 10-Year Bond June Futures	Long	06/2010	6	(45)

				$(29)

(f)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.476%		$1,000	$(4)	$0	$(4)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.507%		200	(11)	0	(11)
Bear Stearns Cos. LLC	DUB	(0.870%	)	03/20/2018	0.626%		300	(5)	0	(5)
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	0.476%		369	(1)	0	(1)
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	0.960%		200	(3)	0	(3)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.033%		100	(4)	0	(4)
Harris Corp.	BOA	(1.440%	)	12/20/2017	0.573%		500	(30)	0	(30)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	3.078%		100	5	0	5
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	12.927%		100	19	0	19
JPMorgan Chase & Co.	BOA	(0.750%	)	03/20/2018	0.626%		100	(1)	0	(1)
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	0.626%		100	(1)	0	(1)
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	0.626%		200	(2)	0	(2)
Marsh & McLennan Cos., Inc.	BCLY	(1.160%	)	09/20/2014	0.996%		200	(1)	0	(1)
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	0.635%		100	0	0	0
Pactiv Corp.	BOA	(1.053%	)	03/20/2018	1.545%		200	7	0	7
Royal Caribbean Cruises Ltd.	BOA	(3.190%	)	03/20/2018	3.626%		200	5	0	5
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	4.472%		100	17	0	17
UBS AG	DUB	(2.200%	)	03/20/2014	0.756%	EUR	200	(15)	0	(15)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.376%		$1,000	7	0	7
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	0.992%		200	(2)	0	(2)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.761%		100	(3)	0	(3)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.761%		100	(3)	0	(3)
Yum! Brands, Inc.	CITI	(0.950%	)	03/20/2018	0.827%		200	(2)	0	(2)

								$(28)	$0	$(28)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	$5,952	$(57)	$(35)	$(22)

Credit Default Swaps on Credit Indices - Sell Protection(2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%		07/25/2045	$98	$(61)	$(29)	$(32)
ABX.HE AAA 06-2 Index	DUB	0.110%		05/25/2046	197	(98)	(60)	(38)

						$(159)	$(89)	$(70)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	5.750%	12/16/2012	CSFB	AUD	3,800	$(3)	$0	$(3)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,000	10	(7)	17
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	BOA	JPY	550,000	33	33	0
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	RBS		1,740,000	103	104	(1)
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	BOA		140,000	0	(9)	9
Pay	6-Month JPY-LIBOR	1.500%	06/16/2020	RBS		50,000	0	(2)	2

							$143	$119	$24

(g)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	15	$7	$3
Call - CBOT U.S. Treasury 10-Year Note May Futures	118.500	04/23/2010	6	2	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	8	3	3

				$12	$6

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$600	$6	$0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	300	2	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,800	25	15
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,800	30	24
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	600	4	1
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	2,800	31	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	3,600	34	1

							$132	$41

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC EUR versus USD	USD 1.330	04/20/2010	EUR 100	$1	$0
Call - OTC EUR versus USD	1.400	04/20/2010	300	2	0
Put - OTC GBP versus USD	1.450	04/20/2010	GBP 300	5	0
Call - OTC GBP versus USD	1.540	04/20/2010	900	11	7
Call - OTC USD versus KRW	KRW 1,500.000	09/01/2010	$ 100	1	0
Call - OTC USD versus MXN	MXN 16.250	09/22/2010	100	3	0

				$23	$7

(h)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	18	04/2010	CITI	$0	$0	$0
Sell		3,631	04/2010	JPM	0	(68)	(68)
Sell		33	04/2010	RBS	0	0	0
Buy	BRL	809	04/2010	GSC	0	(7)	(7)
Sell		554	04/2010	GSC	0	(15)	(15)
Sell		490	04/2010	HSBC	0	(8)	(8)
Buy		119	04/2010	MSC	4	0	4
Buy		115	04/2010	RBS	4	0	4
Buy		103	06/2010	HSBC	0	0	0
Sell	CAD	1,653	04/2010	JPM	0	(42)	(42)
Sell		1,388	04/2010	RBC	0	(22)	(22)
Buy	CNY	771	05/2010	BCLY	0	(12)	(12)
Sell		1,638	05/2010	BCLY	0	(12)	(12)
Buy		867	05/2010	MLP	0	(13)	(13)
Buy		1,457	06/2010	BCLY	0	(1)	(1)
Sell		338	06/2010	BOA	0	0	0
Buy		820	06/2010	HSBC	0	0	0
Sell		540	06/2010	MSC	1	0	1
Buy		2,631	11/2010	BCLY	0	(2)	(2)
Buy		106	11/2010	CITI	0	0	0
Buy		106	11/2010	DUB	0	0	0
Sell		707	11/2010	DUB	0	0	0
Sell		948	11/2010	HSBC	1	0	1
Buy		212	11/2010	JPM	0	0	0
Sell		454	11/2010	JPM	0	0	0
Buy		653	11/2010	MSC	0	(2)	(2)
Buy		1,535	11/2010	UBS	0	(1)	(1)
Buy		1,333	01/2011	BOA	0	(1)	(1)
Buy		3,751	01/2011	HSBC	0	(2)	(2)
Buy		1,433	01/2011	JPM	0	(1)	(1)
Buy		1,524	01/2011	MSC	0	(2)	(2)
Buy		977	06/2011	DUB	0	(1)	(1)
Sell	EUR	17,215	04/2010	BNP	197	0	197
Buy		143	04/2010	BOA	0	(3)	(3)
Sell		5,122	04/2010	CITI	117	0	117
Buy		78	04/2010	CSFB	0	0	0
Sell		78	04/2010	CSFB	0	0	0
Buy		86	04/2010	DUB	0	(3)	(3)
Sell		1,752	04/2010	DUB	26	0	26
Sell		1,909	04/2010	GSC	37	0	37
Sell		330	04/2010	JPM	5	0	5
Buy		219	04/2010	MSC	0	(10)	(10)
Sell		101	04/2010	MSC	1	0	1
Buy		285	04/2010	RBS	0	(13)	(13)
Sell		1,676	04/2010	RBS	17	(21)	(4)
Sell		78	04/2010	UBS	0	(1)	(1)
Sell		86	05/2010	RBC	0	0	0
Sell	GBP	63	06/2010	BCLY	0	(1)	(1)
Buy		114	06/2010	RBC	2	0	2
Sell		2,250	06/2010	RBS	0	(22)	(22)
Buy	HKD	2	07/2010	HSBC	0	0	0
Buy		8	07/2010	JPM	0	0	0
Buy	IDR	1,287,100	09/2010	JPM	15	0	15
Buy		293,190	11/2010	BCLY	1	0	1
Buy		389,200	11/2010	CITI	1	0	1
Buy		161,720	11/2010	DUB	0	0	0
Buy		306,000	11/2010	HSBC	0	0	0
Sell	JPY	616,091	04/2010	CITI	218	0	218
Sell		3,516	04/2010	CSFB	1	0	1
Buy		9,900	04/2010	DUB	0	(4)	(4)
Sell		9,072	04/2010	RBS	3	0	3
Sell		240,223	08/2010	CITI	52	0	52
Buy	KRW	32,000	07/2010	BCLY	1	0	1
Sell		114,415	07/2010	BCLY	0	(3)	(3)
Buy		116,870	07/2010	CITI	1	0	1
Buy		62,767	07/2010	DUB	2	0	2
Buy		52,121	07/2010	MSC	2	0	2
Sell		149,344	07/2010	MSC	0	(3)	(3)
Sell		140,070	08/2010	BCLY	0	(3)	(3)
Buy		124,759	08/2010	MSC	4	0	4
Sell		59,517	08/2010	MSC	0	(1)	(1)
Buy		56,105	11/2010	BCLY	1	0	1
Sell		24,541	11/2010	BCLY	0	(1)	(1)
Buy		20,515	11/2010	BOA	1	0	1
Buy		88,882	11/2010	CITI	2	0	2
Sell		140,824	11/2010	CITI	0	(2)	(2)
Buy		11,626	11/2010	DUB	0	0	0
Buy		11,730	11/2010	GSC	0	0	0
Buy		57,528	11/2010	JPM	0	0	0
Buy		34,533	11/2010	MSC	0	0	0
Sell		68,773	11/2010	RBS	0	(2)	(2)
Sell	MXN	2,213	04/2010	HSBC	0	(4)	(4)
Buy		4,383	04/2010	JPM	26	0	26
Sell		745	04/2010	JPM	0	(3)	(3)
Sell		1,426	04/2010	MSC	0	(6)	(6)
Buy		2,213	09/2010	HSBC	4	0	4
Buy	MYR	1	10/2010	CITI	0	0	0
Buy		1	10/2010	DUB	0	0	0
Sell	SEK	468	05/2010	DUB	1	0	1
Buy	SGD	3	09/2010	CITI	0	0	0
Sell	TWD	8	06/2010	BOA	0	0	0
Sell		9	06/2010	DUB	0	0	0
Sell		9	06/2010	MSC	0	0	0
Sell		5	10/2010	CITI	0	0	0

					$748	$(318)	$430

(i)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Australia	$0	$3,377	$0	$3,377
France	0	8,194	0	8,194
Germany	0	20,628	0	20,628
Japan	0	8,851	0	8,851
Netherlands	0	3,407	0	3,407
United Kingdom	229	3,785	0	4,014
United States	0	19,924	530	20,454
Other Investments+++	1,018	5,735	0	6,753

Investments, at value	$1,247	$73,901	$530	$75,678
Financial Derivative Instruments++++	$(29)	$280	$0	$251

Totals	$1,218	$74,181	$530	$75,929

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2010:

Category++	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
Japan	$99	$(5)	$0	$1	$9	$0	$(104)	$0	$0
United Kingdom	196	0	0	0	27	0	(223)	0	0
United States	577	0	0	0	(47)	0	0	530	(47)

Investments, at value	$872	$(5)	$0	$1	$(11)	$0	$(327)	$530	$(47)

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Global Bond Portfolio (Unhedged)

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.3%
Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	1,700	$1,488
Macquarie Bank Ltd.
4.100% due 12/17/2013		$3,000	3,193
Medallion Trust
0.382% due 05/25/2035		453	438
National Australia Bank Ltd.
0.481% due 06/29/2016		600	586
4.250% due 03/26/2012	AUD	1,400	1,259
Puma Finance Ltd.
0.321% due 02/21/2038		$411	391
4.090% due 08/22/2037	AUD	498	445
4.332% due 07/12/2036		144	129
Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		1,400	1,252
Superannuation Members Home Loans Global Fund
0.570% due 11/09/2035		$3,194	3,097
Swan Trust
0.330% due 05/12/2037		477	466
4.350% due 05/12/2037	AUD	656	585
Torrens Trust
4.340% due 10/19/2038		790	710

Total Australia (Cost $12,990)			14,039

BERMUDA 0.1%
Merna Reinsurance Ltd.
0.901% due 06/30/2012		$700	693

Total Bermuda (Cost $699)			693

CANADA 0.4%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,600	1,626
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,049

Total Canada (Cost $2,432)			2,675

DENMARK 1.0%
Denmark Government Bond
4.000% due 11/15/2019	DKK	30,700	5,851

Total Denmark (Cost $6,021)			5,851

FRANCE 2.2%
Dexia Credit Local
2.375% due 09/23/2011		$5,400	5,517
France Government Bond
4.750% due 04/25/2035	EUR	1,500	2,266
5.750% due 10/25/2032		1,200	2,048
Lafarge S.A.
6.500% due 07/15/2016		$2,000	2,120
Vivendi S.A.
5.750% due 04/04/2013		900	969
6.625% due 04/04/2018		100	108

Total France (Cost $12,757)			13,028

GERMANY 0.6%
Driver One GmbH
0.519% due 10/21/2015	EUR	406	545
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		2,200	3,238

Total Germany (Cost $3,646)			3,783

IRELAND 0.2%
Immeo Residential Finance PLC
0.810% due 12/15/2016		907	1,072
SC Germany Auto
0.481% due 08/11/2015		106	142

Total Ireland (Cost $1,475)			1,214

ITALY 4.0%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2014		16,400	23,139
Locat Securitisation Vehicle SRL
0.811% due 12/12/2028		521	677
Siena Mortgages SpA
0.879% due 12/16/2038		82	110
Split SRL
0.812% due 10/25/2018		113	148

Total Italy (Cost $25,348)			24,074

JAPAN 23.7%
SOVEREIGN ISSUES 23.7%
Japan Government International Bond
1.500% due 09/20/2018	JPY	1,230,000	13,519
1.700% due 03/20/2017		10,550,000	118,977
2.300% due 05/20/2030		7,000	76
2.400% due 03/20/2034		130,000	1,429
2.500% due 09/20/2035		290,000	3,237
2.500% due 03/20/2036		10,000	112
2.500% due 06/20/2036		190,000	2,121
2.500% due 09/20/2037		200,000	2,237

Total Japan (Cost $141,810)			141,708

JERSEY, CHANNEL ISLANDS 1.2%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	4,000	5,435
WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,592

Total Jersey, Channel Islands (Cost $6,523)			7,027

LUXEMBOURG 1.8%
Covidien International Finance S.A.
6.000% due 10/15/2017		$9,600	10,544

Total Luxembourg (Cost $10,493)			10,544

MEXICO 0.3%
America Movil SAB de C.V.
3.625% due 03/30/2015		2,000	2,017

Total Mexico (Cost $1,996)			2,017

NETHERLANDS 3.3%
Dutch MBS BV
0.980% due 10/02/2079	EUR	609	822
Fortis Bank Nederland NV
3.375% due 05/19/2014		7,600	10,701
ING Bank NV
3.900% due 03/19/2014		$2,800	2,942
Rabobank Nederland NV
4.750% due 01/15/2020		5,000	5,004

Total Netherlands (Cost $18,830)			19,469

NEW ZEALAND 1.3%
ANZ National International Ltd.
6.200% due 07/19/2013		1,500	1,654
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		6,000	6,136

Total New Zealand (Cost $7,517)			7,790

NORWAY 0.2%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	978

Total Norway (Cost $1,078)			978

PORTUGAL 0.3%
Banco Espirito Santo S.A.
5.500% due 07/21/2010		1,400	1,913

Total Portugal (Cost $2,202)			1,913

RUSSIA 0.3%
Gaz Capital S.A.
8.146% due 04/11/2018		$300	340
White Nights Finance BV for Gazprom
10.500% due 03/25/2014		1,100	1,310

Total Russia (Cost $1,470)			1,650

SOUTH KOREA 0.7%
Export-Import Bank of Korea
4.125% due 09/09/2015		500	502
5.750% due 05/22/2013	EUR	500	726
5.875% due 01/14/2015		$2,600	2,808

Total South Korea (Cost $4,078)			4,036

SPAIN 1.0%
Bancaja Fondo de Titulizacion de Activos
0.782% due 10/25/2037	EUR	132	156
Bankinter S.A.
5.000% due 05/14/2010		1,900	2,575
Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		$3,500	3,500

Total Spain (Cost $6,659)			6,231

SWITZERLAND 1.8%
UBS AG
5.750% due 04/25/2018		1,900	1,950
5.875% due 12/20/2017		8,500	8,815

Total Switzerland (Cost $10,655)			10,765

UNITED ARAB EMIRATES 0.4%
Emirate of Abu Dhabi
6.750% due 04/08/2019		1,900	2,169

Total United Arab Emirates (Cost $2,110)			2,169

UNITED KINGDOM 4.2%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	2,100	3,009
Barclays Bank PLC
6.050% due 12/04/2017		$1,100	1,136
10.179% due 06/12/2021		2,120	2,772
HBOS PLC
6.750% due 05/21/2018		800	736
LBG Capital No.1 PLC
8.500% due 12/29/2049		1,200	1,050
Lloyds TSB Bank PLC
12.000% due 12/29/2049		2,100	2,344

Permanent Financing PLC
0.782% due 09/10/2032	EUR	600	804
Punch Taverns Finance PLC
1.430% due 10/15/2032	GBP	100	86

	SHARES
Royal Bank of Scotland Group PLC (b)		1,370	915

	PRINCIPAL AMOUNT (000s)
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		$6,700	6,732
2.625% due 05/11/2012		1,400	1,430
7.640% due 03/29/2049		3,200	2,032
Smiths Group PLC
7.875% due 07/12/2010	GBP	1,000	1,539
Tate & Lyle International Finance PLC
6.125% due 06/15/2011		$200	208
XL Capital Finance Europe PLC
6.500% due 01/15/2012		100	105

Total United Kingdom (Cost $24,242)			24,898

UNITED STATES 47.6%
ASSET-BACKED SECURITIES 2.4%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		221	217
Accredited Mortgage Loan Trust
0.279% due 02/25/2037		105	104
Amortizing Residential Collateral Trust
0.809% due 07/25/2032		1	1
0.929% due 10/25/2031		2	1
Asset-Backed Funding Certificates
0.289% due 01/25/2037		91	89
Capital Auto Receivables Asset Trust
1.680% due 10/15/2012		800	807
Carrington Mortgage Loan Trust
0.279% due 12/25/2036		288	257
Conseco Finance Securitizations Corp.
6.990% due 07/01/2032		2,669	2,671
Countrywide Asset-Backed Certificates
0.279% due 05/25/2037		209	205
0.279% due 08/25/2037		216	208
Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032		1	1
Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036		140	106
Denver Arena Trust
6.940% due 11/15/2019		123	111
First Franklin Mortgage Loan Asset-Backed Certificates
0.269% due 01/25/2038		33	33
Ford Credit Auto Owner Trust
1.650% due 06/15/2012		473	476
Franklin Auto Trust
1.229% due 10/20/2011		87	87
Fremont Home Loan Trust
0.279% due 10/25/2036		40	39
GSAMP Trust
0.329% due 01/25/2047		89	87

Home Equity Mortgage Trust
5.500% due 01/25/2037		205	21
Indymac Residential Asset-Backed Trust
0.309% due 07/25/2037		958	936
JPMorgan Mortgage Acquisition Corp.
0.279% due 10/25/2036		159	152
Morgan Stanley ABS Capital I
1.029% due 07/25/2037		3,905	3,558
Nelnet Student Loan Trust
0.261% due 12/27/2016		770	769
0.779% due 04/27/2015		285	285
SACO I, Inc.
0.289% due 05/25/2036		25	19
0.429% due 04/25/2035		9	4
Securitized Asset-Backed Receivables LLC Trust
0.279% due 12/25/2036		113	106
SLC Student Loan Trust
0.707% due 06/15/2017		800	801
SLM Student Loan Trust
0.249% due 10/25/2016		153	153
0.457% due 12/17/2018		143	143
0.749% due 10/25/2017		1,600	1,600
Structured Asset Securities Corp.
0.629% due 05/25/2034		10	8
4.900% due 04/25/2035		37	28
Truman Capital Mortgage Loan Trust
0.569% due 01/25/2034		3	3
Washington Mutual Asset-Backed Certificates
0.289% due 10/25/2036		210	141
Wells Fargo Home Equity Trust
0.459% due 10/25/2035		43	42
0.479% due 12/25/2035		89	88

			14,357

BANK LOAN OBLIGATIONS 0.1%
Daimler Finance North America LLC
4.230% due 08/03/2012		798	798

CORPORATE BONDS & NOTES 26.9%
Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,217
American Express Co.
7.000% due 03/19/2018		1,500	1,706
American Express Credit Corp.
5.875% due 05/02/2013		200	217
American General Finance Corp.
6.900% due 12/15/2017		100	88
American International Group, Inc.
0.353% due 03/20/2012		400	381
5.750% due 03/15/2067	GBP	800	801
8.000% due 05/22/2068	EUR	1,700	1,889
8.175% due 05/15/2068		$1,600	1,364
8.250% due 08/15/2018		100	105
AutoZone, Inc.
5.875% due 10/15/2012		100	108
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	100	109
Bank of America Corp.
4.000% due 03/28/2018	EUR	500	650
5.650% due 05/01/2018		$100	101
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,106
7.250% due 02/01/2018		1,300	1,505

Block Financial LLC
7.875% due 01/15/2013		2,000	2,263
Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,512
6.400% due 06/15/2016		200	204
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,748
Caterpillar Financial Services Corp.
1.001% due 06/24/2011		1,600	1,614
CenturyTel, Inc.
6.000% due 04/01/2017		4,700	4,805
CIT Group, Inc.
7.000% due 05/01/2013		433	424
7.000% due 05/01/2014		499	473
7.000% due 05/01/2015		200	187
7.000% due 05/01/2016		333	308
7.000% due 05/01/2017		466	431
Citigroup, Inc.
3.625% due 11/30/2017	EUR	9,600	11,982
4.750% due 05/31/2017		100	126
4.750% due 02/10/2019		200	256
6.125% due 05/15/2018		$1,600	1,637
8.125% due 07/15/2039		800	926
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,046
CMS Energy Corp.
1.201% due 01/15/2013		200	192
CNA Financial Corp.
6.000% due 08/15/2011		200	209
Continental Airlines 2009-1 Class A Pass-Through Trust
9.000% due 07/08/2016		1,274	1,376
Countrywide Financial Corp.
5.800% due 06/07/2012		2,650	2,818
CSX Corp.
6.300% due 03/15/2012		200	216
Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,087
DR Horton, Inc.
6.000% due 04/15/2011		200	208
6.500% due 04/15/2016		4,500	4,534
El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	312
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	101
Erac USA Finance LLC
5.800% due 10/15/2012		800	864
FPL Group Capital, Inc.
1.138% due 06/17/2011		600	605
GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,045
Goldman Sachs Group, Inc.
0.851% due 09/29/2014		600	585
5.375% due 02/15/2013	EUR	200	289
Harris Corp.
5.950% due 12/01/2017		$1,500	1,620
International Lease Finance Corp.
1.150% due 07/06/2010	EUR	1,200	1,615
5.350% due 03/01/2012		$200	196
5.400% due 02/15/2012		200	197
5.550% due 09/05/2012		9,500	9,257
iStar Financial, Inc.
5.150% due 03/01/2012		200	177

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	197
KB Home
5.875% due 01/15/2015		$1,200	1,143
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		1,000	240
6.875% due 05/02/2018 (a)		800	193
Limited Brands, Inc.
6.900% due 07/15/2017		1,000	1,025
Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016		1,800	1,804
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	2,071
Masco Corp.
6.125% due 10/03/2016		200	200
MDC Holdings, Inc.
7.000% due 12/01/2012		10,450	11,185
Merrill Lynch & Co., Inc.
1.200% due 09/14/2018	EUR	100	115
6.875% due 04/25/2018		$1,500	1,619
Metropolitan Life Global Funding I
0.507% due 03/15/2012		900	888
5.125% due 04/10/2013		1,300	1,397
Mohawk Industries, Inc.
6.875% due 01/15/2016		1,000	1,038
Morgan Stanley
0.731% due 10/15/2015		1,000	928
1.089% due 04/13/2016	EUR	700	855
6.625% due 04/01/2018		$1,600	1,709
Motorola, Inc.
5.375% due 11/15/2012		11,090	11,632
8.000% due 11/01/2011		1,300	1,405
Nabors Industries, Inc.
6.150% due 02/15/2018		13,000	13,870
Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	526
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		57	57
Norfolk Southern Corp.
5.257% due 09/17/2014		1,000	1,072
Pricoa Global Funding I
0.381% due 06/26/2012		900	877
1.052% due 06/04/2010		2,000	2,002
Principal Life Income Funding Trusts
5.300% due 04/24/2013		800	859
Sara Lee Corp.
6.250% due 09/15/2011		200	213
Sealed Air Corp.
5.625% due 07/15/2013		1,000	1,058
Sprint Capital Corp.
8.375% due 03/15/2012		11,500	12,017
Sprint Nextel Corp.
6.000% due 12/01/2016		200	181
Time Warner, Inc.
5.500% due 11/15/2011		200	212
Tyson Foods, Inc.
10.500% due 03/01/2014		3,500	4,174
United Airlines, Inc.
10.400% due 05/01/2018		1,400	1,505
UnitedHealth Group, Inc.
0.433% due 06/21/2010		1,000	1,000
UST LLC
5.750% due 03/01/2018		1,000	990

Verizon Wireless Capital LLC
3.750% due 05/20/2011		2,400	2,475
WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	2,504
Yum! Brands, Inc.
6.250% due 03/15/2018		$700	769

			160,797

MORTGAGE-BACKED SECURITIES 10.7%
Adjustable Rate Mortgage Trust
5.049% due 09/25/2035		47	31
American Home Mortgage Assets
0.419% due 05/25/2046		573	304
0.439% due 10/25/2046		779	392
Banc of America Funding Corp.
4.484% due 02/20/2036		906	824
5.888% due 04/25/2037		800	507
5.920% due 10/20/2046		436	286
Banc of America Mortgage Securities, Inc.
4.720% due 05/25/2035		4,900	3,828
BCAP LLC Trust
0.399% due 01/25/2037		692	356
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035		289	270
2.560% due 08/25/2035		7,913	7,377
2.810% due 03/25/2035		407	381
2.934% due 03/25/2035		124	117
3.408% due 05/25/2034		120	109
3.504% due 08/25/2033		53	50
4.142% due 11/25/2034		28	25
4.601% due 10/25/2033		44	41
4.631% due 05/25/2034		41	37
5.394% due 05/25/2047		917	637
Bear Stearns Alt-A Trust
5.158% due 09/25/2035		260	193
5.458% due 11/25/2035		357	212
6.250% due 08/25/2036		476	226
Bear Stearns Commercial Mortgage Securities
0.340% due 03/15/2019		1,177	1,057
Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037		102	101
Bear Stearns Structured Products, Inc.
5.624% due 12/26/2046		217	134
CC Mortgage Funding Corp.
0.409% due 07/25/2036		227	129
Citigroup Commercial Mortgage Trust
5.699% due 12/10/2049		400	384
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		146	130
4.248% due 08/25/2035		153	135
Countrywide Alternative Loan Trust
0.409% due 02/20/2047		426	214
0.424% due 12/20/2046		858	444
0.439% due 03/20/2046		263	137
0.439% due 07/20/2046		767	303
0.509% due 02/25/2037		324	179
0.579% due 05/25/2037		177	89
1.971% due 11/25/2035		76	42
2.511% due 11/25/2035		76	43
5.250% due 06/25/2035		74	59
5.822% due 11/25/2035		732	434
6.000% due 04/25/2037		195	127
6.058% due 08/25/2036		275	272
6.250% due 08/25/2037		80	43
6.500% due 06/25/2036		415	241

Countrywide Home Loan Mortgage Pass-Through Trust
0.459% due 05/25/2035	173	101
0.519% due 04/25/2035	53	30
0.549% due 03/25/2035	197	104
0.559% due 02/25/2035	19	13
0.609% due 09/25/2034	21	13
3.510% due 11/25/2034	56	48
3.968% due 08/25/2034	16	11
4.107% due 11/19/2033	103	98
5.250% due 02/20/2036	782	517
Credit Suisse First Boston Mortgage Securities Corp.
3.483% due 08/25/2033	78	74
6.500% due 04/25/2033	3	3
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	259	146
Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036	780	423
First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	29	27
3.117% due 07/25/2033	21	19
6.250% due 08/25/2017	58	60
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	32	32
Greenpoint Mortgage Funding Trust
0.499% due 11/25/2045	19	11
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	800	779
GSR Mortgage Loan Trust
2.060% due 03/25/2033	31	30
2.954% due 09/25/2035	781	721
3.688% due 06/25/2034	20	17
Harborview Mortgage Loan Trust
0.419% due 01/19/2038	2,005	1,111
0.599% due 02/19/2034	5	4
1.331% due 12/19/2036	281	127
3.605% due 05/19/2033	65	62
Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	609	459
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	179	163
JPMorgan Mortgage Trust
3.442% due 07/25/2035	419	395
4.400% due 11/25/2033	41	40
5.005% due 07/25/2035	471	443
5.016% due 02/25/2035	78	78
MASTR Alternative Loans Trust
0.629% due 03/25/2036	90	35
MASTR Asset Securitization Trust
4.500% due 03/25/2018	43	43
Mellon Residential Funding Corp.
0.670% due 12/15/2030	31	28
Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	800	699
5.172% due 12/12/2049	300	291
5.957% due 08/12/2049	1,900	1,884
Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	227	164
0.479% due 08/25/2036	58	38
3.366% due 02/25/2033	28	25
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	18,752	17,184
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	44	30

Residential Accredit Loans, Inc.
0.379% due 02/25/2047	305	140
0.409% due 06/25/2046	763	284
0.439% due 04/25/2046	318	127
Structured Adjustable Rate Mortgage Loan Trust
2.760% due 02/25/2034	32	27
2.825% due 04/25/2034	87	71
5.210% due 09/25/2034	139	123
Structured Asset Mortgage Investments, Inc.
0.419% due 07/25/2046	843	446
0.439% due 05/25/2046	191	92
0.449% due 05/25/2036	879	457
0.449% due 09/25/2047	600	190
0.479% due 07/19/2035	633	514
0.579% due 03/19/2034	16	14
0.809% due 07/19/2034	8	7
Thornburg Mortgage Securities Trust
0.329% due 03/25/2037	2,078	1,991
0.339% due 11/25/2046	362	353
Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	432	386
WaMu Mortgage Pass-Through Certificates
0.499% due 12/25/2045	114	87
0.519% due 10/25/2045	5,948	4,594
0.539% due 01/25/2045	19	14
0.549% due 01/25/2045	18	14
0.769% due 12/25/2027	72	63
1.171% due 02/25/2047	801	424
1.871% due 08/25/2042	13	9
2.784% due 03/25/2034	114	105
2.833% due 09/25/2033	2,592	2,539
2.884% due 06/25/2033	30	28
3.078% due 02/27/2034	13	12
3.328% due 07/25/2046	408	279
5.396% due 02/25/2037	871	613
5.597% due 11/25/2036	2,083	1,582
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.411% due 07/25/2046	140	64
Wells Fargo Mortgage-Backed Securities Trust
3.131% due 04/25/2036	60	51
4.500% due 11/25/2018	184	186
4.750% due 10/25/2018	105	105
4.950% due 03/25/2036	292	257

		63,728

MUNICIPAL BONDS & NOTES 1.5%
Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
6.138% due 12/01/2039	3,100	3,135
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,495
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (d)	600	384
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,100
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	291

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	6
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,195	2,540

		8,951

	SHARES
PREFERRED STOCKS 0.1%
DG Funding Trust
2.501% due 12/31/2049	58	473
SLM Corp.
4.720% due 03/15/2017	500	9
4.770% due 01/16/2018	3,100	53

		535

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
0.000% due 06/01/2017 (h)	$2,600	1,945
0.349% due 03/25/2034	21	20
0.379% due 08/25/2034	11	11
0.429% due 10/27/2037	1,600	1,598
0.479% due 06/25/2044	2	2
2.627% due 12/01/2034	26	27
2.835% due 11/01/2034	150	157
2.871% due 10/01/2034	12	12
5.040% due 02/01/2021	35	35
5.500% due 03/25/2028 - 05/01/2047	394	409
6.000% due 04/01/2040 - 07/25/2044	7,069	7,508
Federal Farm Credit Bank
3.500% due 12/02/2016	11,100	11,037
Freddie Mac
0.460% due 02/15/2019	749	752
0.509% due 09/25/2031	48	47
0.730% due 04/15/2028	597	598
1.681% due 10/25/2044	104	100
2.954% due 02/01/2029	15	15
4.500% due 02/15/2017	188	193
5.000% due 03/15/2017	116	120
5.248% due 04/01/2037	142	147
6.000% due 04/15/2036	885	959
Ginnie Mae
3.125% due 11/20/2024	4	4
6.000% due 09/20/2038	559	591

		26,287

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
2.625% due 12/31/2014	900	907
3.625% due 02/15/2020 (h)	8,000	7,866

		8,773

Total United States (Cost $274,777)		284,226

SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS 0.3%
JPMorgan Chase Bank N.A.
0.010% due 04/01/2010	100	100
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 01/15/2029 valued at $103. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
0.010% due 04/01/2010	1,615	1,615
(Dated 03/31/2010. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $1,648. Repurchase proceeds are $1,615.)

		1,715

U.S. TREASURY BILLS 1.1%
0.201% due 08/26/2010 - 09/02/2010 (c)(f)(g)(h)	6,602	6,596

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.2%
	720,524	7,215

Total Short-Term Instruments (Cost $15,526)		15,526

Total Investments 101.5% (Cost $595,334)		$606,304
Written Options (j) (0.1%) (Premiums $2,231)		(659)
Other Assets and Liabilities (Net) (1.4%)		(8,382)

Net Assets 100.0%		$597,263

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Non-income producing security.

(c)	Coupon represents a weighted average rate.

(d)	Security becomes interest bearing at a future date.

(e)	Affiliated to the Portfolio.

(f)	Securities with an aggregate market value of $649 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.

(g)	Securities with an aggregate market value of $3,997 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.

(h)	Securities with an aggregate market value of $2,127 and cash of $231 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl June Futures	Long	06/2010	392	$132
Euro-BTP Italian Government Bond June Futures	Long	06/2010	243	535
Euro-Bund 10-Year Bond June Futures	Long	06/2010	115	118
Japan Government 10-Year Bond June Futures	Long	06/2010	8	(70)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	209	(29)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	107	146

				$832

(i)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	FixedDeal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.968%		$1,000	$36	$0	$36
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	5.020%		100	18	0	18
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.476%		100	(1)	0	(1)
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	1.078%		200	(4)	0	(4)
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.078%		500	(12)	0	(12)
Bank of America Corp.	JPM	(1.000%	)	09/20/2013	1.459%		600	10	47	(37)
Barclays Bank PLC	BNP	(2.250%	)	06/20/2014	1.353%		1,100	(40)	0	(40)
Barclays Bank PLC	BNP	(2.300%	)	06/20/2014	1.353%		600	(23)	0	(23)
Barclays Bank PLC	DUB	(2.230%	)	06/20/2019	1.533%		700	(37)	0	(37)
Barclays Bank PLC	DUB	(2.300%	)	06/20/2019	1.533%		300	(18)	0	(18)
Bear Stearns Cos. LLC	CSFB	(0.760%	)	12/20/2017	0.622%		1,000	(10)	0	(10)
Block Financial LLC	BCLY	(1.030%	)	03/20/2013	0.745%		2,000	(17)	0	(17)
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	1.457%		1,500	27	7	20
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.668%		200	(4)	0	(4)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	1.034%		5,900	6	266	(260)
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.112%		1,000	5	36	(31)
Centex Corp.	GSC	(1.000%	)	06/20/2014	0.965%		1,200	(2)	16	(18)
Centex Corp.	JPM	(1.000%	)	06/20/2015	1.112%		3,800	19	41	(22)
CenturyTel, Inc.	JPM	(1.000%	)	06/20/2017	1.612%		4,700	177	(3)	180
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	1.996%		100	(10)	2	(12)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	1.597%		2,000	88	0	88
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	1.996%	EUR	6,600	(840)	247	(1,087)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	1.587%		$1,000	44	64	(20)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.915%		1,000	59	0	59
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.496%		200	3	0	3
Covidien International Finance S.A.	BOA	(1.000%	)	12/20/2017	0.586%		9,600	(275)	(332)	57
CSX Corp.	MLP	(0.230%	)	03/20/2012	0.377%		200	1	0	1
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.722%		2,000	(19)	46	(65)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.033%		200	(8)	0	(8)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.984%		4,500	238	472	(234)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.432%		800	(50)	0	(50)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	1.218%		1,000	12	0	12
Goldman Sachs Group, Inc.	BCLY	(1.520%	)	06/20/2013	0.911%		100	(2)	0	(2)
Harris Corp.	BOA	(1.440%	)	12/20/2017	0.573%		1,500	(90)	0	(90)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	3.078%		200	11	0	11
International Lease Finance Corp.	BCLY	(5.000%	)	09/20/2012	3.221%		9,500	(406)	772	(1,178)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	3.078%		200	11	0	11
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	12.927%		200	38	0	38
JPMorgan Chase & Co.	BOA	(1.000%	)	03/20/2018	0.850%		1,200	(13)	9	(22)
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	0.626%		700	(5)	0	(5)
JPMorgan Chase & Co.	DUB	(1.000%	)	03/20/2018	0.850%		500	(5)	1	(6)
JPMorgan Chase & Co.	GSC	(1.000%	)	03/20/2018	0.850%		1,500	(16)	24	(40)
JPMorgan Chase & Co.	RBC	(0.310%	)	03/20/2016	0.847%		200	6	0	6
KB Home	DUB	(5.000%	)	03/20/2015	3.093%		1,200	(101)	(93)	(8)
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	2.049%		2,000	39	0	39
Ltd Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.119%		1,000	(46)	0	(46)
Macy’s Retail Holdings, Inc.	JPM	(1.000%	)	12/20/2016	1.879%		1,800	91	176	(85)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.996%		1,000	17	0	17
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.996%		1,000	14	0	14
Masco Corp.	CSFB	(0.907%	)	12/20/2016	1.883%		200	11	0	11
MDC Holdings, Inc.	DUB	(1.000%	)	12/20/2012	0.763%		10,800	(72)	71	(143)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	1.882%		1,000	17	0	17
Morgan Stanley	DUB	(1.850%	)	09/20/2018	1.398%		500	(16)	0	(16)
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.381%		200	12	0	12
Motorola, Inc.	BCLY	(1.000%	)	12/20/2011	0.531%		1,400	(12)	51	(63)
Motorola, Inc.	JPM	(1.000%	)	12/20/2012	0.701%		11,090	(92)	411	(503)
Nabors Industries, Inc.	CITI	(0.820%	)	03/20/2018	1.484%		1,000	44	0	44
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	1.484%		1,000	57	0	57
Nabors Industries, Inc.	GSC	(1.000%	)	03/20/2018	1.460%		8,900	273	103	170
Nabors Industries, Inc.	UBS	(1.050%	)	03/20/2018	1.484%		2,100	61	0	61
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	1.313%		500	(16)	0	(16)
Newell Rubbermaid, Inc.	CITI	(0.130%	)	06/20/2010	0.280%		200	0	0	0
Norfolk Southern Corp.	BCLY	(0.450%	)	09/20/2014	0.502%		1,000	2	0	2
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.440%		1,000	(65)	0	(65)
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.298%		200	(1)	0	(1)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	0.980%		1,000	(2)	0	(2)
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.202%	GBP	1,000	(3)	0	(3)
Sprint Capital Corp.	CITI	(5.000%	)	03/20/2012	3.280%		$3,100	(106)	(142)	36
Sprint Nextel Corp.	CSFB	(1.000%	)	03/20/2012	3.280%		8,400	361	459	(98)
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	4.472%		200	34	0	34
Tate & Lyle International Finance PLC	BNP	(1.760%	)	06/20/2011	0.459%		200	(3)	0	(3)
Time Warner, Inc.	BOA	(0.310%	)	12/20/2011	0.369%		200	0	0	0
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	1.270%		4,000	40	136	(96)
UBS AG	BCLY	(2.250%	)	03/20/2014	0.756%	EUR	800	(63)	0	(63)
UBS AG	BNP	(2.980%	)	03/20/2019	0.965%		$100	(15)	0	(15)
UBS AG	BOA	(2.280%	)	06/20/2018	0.952%		1,300	(122)	0	(122)
UBS AG	DUB	(1.000%	)	12/20/2017	0.941%		8,000	(34)	40	(74)
UST, Inc.	GSC	(0.720%	)	03/20/2018	0.287%		1,000	(31)	0	(31)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.761%		300	(9)	0	(9)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.761%		300	(10)	0	(10)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.761%		300	(10)	0	(10)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.116%		100	(3)	0	(3)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	1.347%	GBP	1,000	(230)	0	(230)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	0.695%		$100	1	0	1
Yum! Brands, Inc.	CITI	(0.950%	)	03/20/2018	0.827%		700	(6)	0	(6)

								$(1,092)	$2,927	$(4,019)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2015	0.365%	$1,400	$43	$23	$20
China Government International Bond	BCLY	0.850%	12/20/2014	0.572%	1,600	20	0	20
China Government International Bond	JPM	0.820%	12/20/2014	0.572%	300	3	0	3
China Government International Bond	RBS	0.810%	12/20/2014	0.572%	2,400	26	0	26
China Government International Bond	RBS	0.815%	12/20/2014	0.572%	1,000	11	0	11
HSBC Finance Corp.	GSC	5.000%	06/20/2012	0.588%	1,000	99	12	87
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	2,300	(5)	(5)	0
SLM Corp.	CITI	5.000%	06/20/2011	2.125%	1,200	44	(228)	272

						$241	$(198)	$439

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	$11,422	$418	$34	$384
CDX.IG-8 10-Year Index	MLP	(0.600%	)	06/20/2017	871	32	22	10
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	3,098	91	13	78
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017	1,839	54	69	(15)
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	2,420	(46)	(82)	36
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018	484	(9)	(7)	(2)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	6,250	(60)	135	(195)
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019	6,448	(9)	298	(307)
CDX.IG-13 5-Year Index	DUB	(1.000%	)	12/20/2014	11,500	(92)	(23)	(69)

						$379	$459	$(80)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$490	$(309)	$(147)	$(162)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	493	(245)	(150)	(95)

					$(554)	$(297)	$(257)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$24	$1	$23
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	14	0	14
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	63,000	244	256	(12)
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	GSC	CAD	8,000	(61)	(8)	(53)
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	MLP		10,800	(81)	0	(81)
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	RBS		21,900	(165)	(4)	(161)
Pay	6-Month EUR-LIBOR	3.000%	09/15/2011	DUB	EUR	2,100	45	6	39
Pay	6-Month EUR-LIBOR	3.500%	09/15/2020	CITI		6,300	32	(42)	74
Pay	6-Month EUR-LIBOR	3.500%	09/15/2020	DUB		1,600	8	(11)	19
Pay	6-Month EUR-LIBOR	4.000%	09/15/2030	BCLY		5,300	105	13	92
Pay	6-Month GBP-LIBOR	3.000%	09/15/2011	BCLY	GBP	40,400	934	421	513
Pay	6-Month GBP-LIBOR	3.500%	12/17/2013	GSC		16,400	1,169	160	1,009

							$2,268	$792	$1,476

(j)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	56	$23	$9
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	245	89	11
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	39	12	14
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/21/2010	17	8	10
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	86	36	11
Put - CME 1-Year Mid-Curve Eurodollar September Futures	97.375	09/10/2010	590	201	162

				$369	$217

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,100	$131	$20
Call - OTC 10-Year Interest Rate Swap	BOA	6-Month EUR-LIBOR	Receive	3.200%	06/07/2010		9,700	40	54
Put - OTC 10-Year Interest Rate Swap	BOA	6-Month EUR-LIBOR	Pay	3.700%	06/07/2010		9,700	31	11
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010		$1,000	4	3
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010		1,000	3	2
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		14,800	319	5
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		17,600	183	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,800	28	23
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,800	57	37
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010		1,300	11	4
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010		1,300	11	3
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		3,800	10	10
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		3,800	19	21
Call - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		4,600	21	0
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		4,100	27	0
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	04/19/2010		2,500	16	1
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010		14,900	159	5
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010		14,400	147	43
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010		14,400	135	35
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010		5,400	13	13
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010		5,400	32	32
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,600	6	6
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,600	9	10
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		15,300	129	0
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010		3,100	18	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010		6,700	68	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.600%	05/21/2010		1,600	6	5
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.100%	05/21/2010		1,600	12	9
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010		3,700	13	11
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010		3,700	9	9
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	04/19/2010		2,200	28	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		10,000	74	68

								$1,769	$440

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,500.000	09/01/2010	$2,400	$63	$0
Call - OTC USD versus KRW		1,500.000	09/03/2010	1,000	26	0

					$89	$0

Inflation Cap

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	RBS	215.969	Maximum of ((Index Final/Index Initial - 1) -2.500%) or $0	12/07/2010	$1,000	$4	$2

(k)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	05/01/2040	$34,000	$35,031	$34,924
Fannie Mae	5.000%	06/01/2040	18,000	18,503	18,428
Fannie Mae	5.500%	04/01/2040	33,000	34,718	34,763
Fannie Mae	5.500%	06/01/2040	5,000	5,274	5,244

				$93,526	$93,359

(l)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	7,072	04/2010	JPM	$0	$(133)	$(133)
Buy	BRL	2,236	04/2010	GSC	0	(19)	(19)
Sell		2,236	04/2010	HSBC	0	(5)	(5)
Buy		2,237	06/2010	HSBC	5	0	5
Buy	CAD	353	04/2010	CITI	4	0	4
Buy		3,584	04/2010	CSFB	18	0	18
Buy		9,711	04/2010	JPM	248	0	248
Buy	CNY	2,548	05/2010	BCLY	0	(39)	(39)
Sell		5,414	05/2010	BCLY	0	(41)	(41)
Buy		2,866	05/2010	MLP	0	(42)	(42)
Buy		44,970	06/2011	BCLY	3	(3)	0
Buy		9,648	01/2015	DUB	0	(8)	(8)
Buy	DKK	14,095	05/2010	DUB	0	(23)	(23)
Buy	EUR	590	04/2010	BCLY	3	(3)	0
Sell		980	04/2010	BCLY	4	0	4
Buy		942	04/2010	BOA	0	(16)	(16)
Buy		5,465	04/2010	CITI	0	(188)	(188)
Sell		3,973	04/2010	CSFB	0	(19)	(19)
Buy		27,889	04/2010	DUB	0	(255)	(255)
Buy		917	04/2010	GSC	0	(19)	(19)
Sell		1,147	04/2010	GSC	74	0	74
Buy		17,710	04/2010	JPM	2	(729)	(727)
Sell		407	04/2010	JPM	1	0	1
Buy		18,885	04/2010	RBS	0	(453)	(453)
Buy		1,631	04/2010	UBS	0	(56)	(56)
Sell		1,800	04/2010	UBS	29	0	29
Buy	GBP	19,124	06/2010	RBS	183	0	183
Buy	INR	64,778	11/2010	HSBC	16	0	16
Buy		139	03/2011	BCLY	0	0	0
Buy		163	03/2011	HSBC	0	0	0
Buy		169	03/2011	JPM	0	0	0
Buy		192	03/2011	UBS	0	0	0
Buy	JPY	43,682	04/2010	BCLY	0	(11)	(11)
Sell		50,000	04/2010	BCLY	20	0	20
Buy		147,459	04/2010	BOA	0	(55)	(55)
Buy		57,062	04/2010	CITI	0	(3)	(3)
Sell		47,602	04/2010	CITI	0	0	0
Buy		20,273	04/2010	JPM	0	(1)	(1)
Buy		2,504,013	04/2010	MSC	0	(791)	(791)
Sell	KRW	1,000	07/2010	BCLY	0	0	0
Buy		3,868	07/2010	CITI	0	0	0
Sell		1,574	07/2010	DUB	0	0	0
Sell		1,294	07/2010	MSC	0	0	0
Sell		3,098	08/2010	MSC	0	0	0
Sell		1,174	11/2010	BCLY	0	0	0
Sell		2,754	11/2010	BOA	0	0	0
Sell		4,849	11/2010	CITI	0	0	0
Buy		3,222,800	11/2010	HSBC	26	0	26
Buy	MYR	5	06/2010	MSC	0	0	0
Buy		38	10/2010	CITI	1	0	1
Buy		16	10/2010	DUB	0	0	0
Buy	NOK	15,909	05/2010	DUB	0	(33)	(33)
Buy	PHP	23	04/2010	BCLY	0	0	0
Buy		23	04/2010	CITI	0	0	0
Sell		119	04/2010	DUB	0	0	0
Sell		23	11/2010	BCLY	0	0	0
Sell		23	11/2010	CITI	0	0	0
Buy	SEK	16,972	05/2010	DUB	0	(33)	(33)
Buy	SGD	1,954	06/2010	HSBC	0	(4)	(4)
Sell		11	09/2010	JPM	0	0	0
Sell	TWD	103	06/2010	BOA	0	0	0
Sell		121	06/2010	DUB	0	0	0
Sell		130	06/2010	MSC	0	0	0
Sell		17	10/2010	BCLY	0	0	0
Sell		49	10/2010	CITI	0	0	0
Buy	ZAR	97	07/2010	BCLY	1	0	1

					$638	$(2,982)	$(2,344)

(m)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Australia	$0	$14,039	$0	$14,039
France	0	13,028	0	13,028
Italy	0	24,074	0	24,074
Japan	0	141,708	0	141,708
Netherlands	0	19,469	0	19,469
Switzerland	0	10,765	0	10,765
United Kingdom	915	23,983	0	24,898
United States	0	283,753	473	284,226
Short-Term Instruments	7,214	8,312	0	15,526
Other Investments+++	0	53,136	5,435	58,571

Investments, at value	$8,129	$592,267	$5,908	$606,304
Short Sales, at value	$0	$(93,359)	$0	$(93,359)
Financial Derivative Instruments++++	$832	$(5,442)	$(2)	$(4,612)

Totals	$8,961	$493,466	$5,906	$508,333

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2010:

Category++	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010+++++
United Kingdom	$2,954	$0	$0	$0	$440	$0	$(3,394)	$0	$0
United States	2,035	0	1	0	35	0	(1,598)	473	(42)
Other Investments+++	0	5,353	0	0	82	0	0	5,435	82

Investments, at value	$4,989	$5,353	$1	$0	$557	$0	$(4,992)	$5,908	$40
Financial Derivative Instruments++++	$(4)	$0	$0	$0	$2	$0	$0	$(2)	$2

Totals	$4,985	$5,353	$1	$0	$559	$0	$(4,992)	$5,906	$42

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++

Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Consolidated Schedule of Investments

Global Multi-Asset Portfolio

March 31, 2010 (Unaudited)

	SHARES		MARKET VALUE (000s)
PIMCO FUNDS (b)(c) 50.9%
Emerging Local Bond Fund		1,249,542	$12,970
Emerging Markets and Infrastructure Bond Fund		976,796	11,028
Global Advantage Strategy Bond Fund		1,412,228	15,647
Global Bond Fund (Unhedged)		971,803	9,184
Investment Grade Corporate Bond Fund		312,501	3,494
StocksPLUS® Fund		3,960,254	32,751
Total Return Fund		1,084,427	11,972

Total PIMCO Funds (Cost $95,492)			97,046

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.6%
Qwest Corp.
8.875% due 03/15/2012		$1,000	1,100

Total Corporate Bonds & Notes (Cost $1,082)			1,100

U.S. GOVERNMENT AGENCIES 0.3%
Freddie Mac
0.109% due 02/01/2011		150	150
0.179% due 08/05/2011 (d)		400	400

Total U.S. Government Agencies (Cost $550)			550

FOREIGN CURRENCY-DENOMINATED ISSUES 3.0%
Canada Government Bond
1.500% due 06/01/2012	CAD	5,900	5,761

Total Foreign Currency-Denominated Issues (Cost $5,724)			5,761

	SHARES
EXCHANGE-TRADED FUNDS 27.9%
iShares MSCI EAFE Index Fund		327,431	18,336
iShares MSCI Emerging Markets Index Fund		503,849	21,222
PIMCO 3-7 Year U.S. Treasury Index Fund (b)		10,000	751
SPDR Gold Trust		118,025	12,859

Total Exchange-Traded Funds (Cost $51,389)			53,168

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.8%
COMMERCIAL PAPER 9.9%
Fannie Mae
0.182% due 06/23/2010		$3,500	3,499
0.185% due 06/09/2010		300	300
Federal Home Loan Bank
0.057% due 04/01/2010		4,000	4,000
Freddie Mac
0.180% due 07/02/2010		5,000	4,998
0.210% due 07/23/2010		2,000	1,998
0.230% due 08/03/2010		2,000	1,999
0.240% due 08/17/2010		2,000	1,998

			18,792

REPURCHASE AGREEMENTS 1.6%
Barclays Capital, Inc.
0.010% due 04/01/2010		300	300
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.117% due 05/20/2010 valued at $307. Repurchase proceeds are $300.)
BNP Paribas Bank
0.030% due 04/01/2010		300	300
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $306. Repurchase proceeds are $300.)
Citigroup Global Markets, Inc.
0.020% due 04/01/2010		300	300
(Dated 03/31/2010. Collateralized by Fannie Mae 4.000% due 04/01/2024 valued at $306. Repurchase proceeds are $300.)
0.030% due 04/01/2010		300	300
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $306. Repurchase proceeds are $300.)
Credit Suisse Securities (USA) LLC
0.010% due 04/01/2010		300	300
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2015 valued at $307. Repurchase proceeds are $300.)
JPMorgan Chase Bank N.A.
0.010% due 04/01/2010		500	500

(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 01/15/2029 valued at $207; U.S. Treasury Notes 1.000% due 07/31/2011 valued at $307. Repurchase proceeds are $500.)

0.030% due 04/01/2010		300	300
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $306. Repurchase proceeds are $300.)
State Street Bank and Trust Co.
0.010% due 04/01/2010		698	698
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $715. Repurchase proceeds are $698.)

			2,998

U.S. TREASURY BILLS 0.1%
0.334% due 09/02/2010 - 12/16/2010 (a)(d)		252	252

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 6.2%
		1,179,683	11,812

Total Short-Term Instruments (Cost $33,853)			33,854

PURCHASED OPTIONS (f) 0.0% (Cost $256)			31
Total Investments 100.5% (Cost $188,346)			$191,510
Written Options (g) (0.0%) (Premiums $108)			(17)
Other Assets and Liabilities (Net) (0.5%)			(982)

Net Assets 100.0%			$190,511

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average rate.

(b)	Affiliated to the Portfolio.

(c)	Institutional Class Shares of each PIMCO Fund.

(d)	Securities with an aggregate market value of $148 and cash of $9 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	2	$6
90-Day Eurodollar June Futures	Long	06/2010	2	5
U.S. Treasury 2-Year Note June Futures	Long	06/2010	33	(11)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	14	(6)
Wheat July Futures	Long	07/2010	2	(1)
Wheat May Futures	Short	05/2010	2	6

				$(1)

(e)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Qwest Corp.	JPM	(1.000%	)	03/20/2012	0.900%	$1,000	$(3)	$14	$(17)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.533%	$1,400	$7	$0	$7
JSC Gazprom	GSC	1.000%	03/20/2011	1.176%	700	(1)	(6)	5
Korea Government Bond	DUB	1.000%	03/20/2011	0.423%	1,400	8	5	3
Mexico Government International Bond	DUB	1.000%	03/20/2011	0.583%	2,000	9	6	3
RSHB Capital S.A.	BCLY	1.000%	09/20/2010	1.513%	800	(2)	(2)	0
TransCapitalInvest Ltd. for OJSC AK Transneft	BCLY	1.000%	12/20/2010	1.249%	100	0	(1)	1

						$21	$2	$19

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%)	12/20/2017	$1,470	$(28)	$(31)	$3

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	DJUBSF3T Index	2,945	3-Month U.S. Treasury Bill rate plus a specified spread	$1,600	04/28/2010	BCLY	$6
Receive	DJUBSTR Index	11,167	3-Month U.S. Treasury Bill rate plus a specified spread	2,960	04/28/2010	BCLY	2
Receive	DJUBSTR Index	4,187	3-Month U.S. Treasury Bill rate plus a specified spread	1,110	04/28/2010	GSC	1
Receive	ENHGD84T Index	8,066	3-Month U.S. Treasury Bill rate plus a specified spread	2,660	04/28/2010	GSC	3
Receive	DJUBSTR Index	20,938	3-Month U.S. Treasury Bill rate plus a specified spread	5,550	04/28/2010	MSC	3
Receive	MOTT3001 Index	8,269	3-Month U.S. Treasury Bill rate plus a specified spread	2,340	04/28/2010	MSC	2
Receive	MOTT3002 Index	7,238	3-Month U.S. Treasury Bill rate plus a specified spread	2,030	04/28/2010	MSC	1

							$18

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/Receive Variance(7)	Underlying Asset	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	London Gold Market Fixing Ltd. PM	$0.068	05/06/2010	MSC	$30	$1	$0	$1

(7)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(f)	Purchased options outstanding on March 31, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	1	$11	$11

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$700.000	12/18/2010	10	$88	$4
Put - CBOE S&P 500 Index June Futures	850.000	06/19/2010	67	81	7

				$169	$11

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Financial Select Sector SPDR	$12.000	06/19/2010	$168	$76	$9

(g)	Written options outstanding on March 31, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	1	$11	$11

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	1	$0	$0
Put - CBOE S&P 500 Index December Futures	600.000	12/18/2010	10	56	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	1	0	0

				$56	$2

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-13 5-Year Index	GSC	Sell	1.600%	06/16/2010	$5,000	$12	$1

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC Financial Select Sector SPDR	$10.000	06/19/2010	$168	$29	$3

(h)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	942	04/2010	CITI	$20	$0	$20
Buy		2,830	04/2010	JPM	41	0	41
Buy	CAD	1,564	04/2010	JPM	40	0	40
Buy		1,446	04/2010	RBC	22	0	22
Sell		5,871	04/2010	RBS	0	(45)	(45)
Buy	CHF	1,685	05/2010	DUB	4	0	4
Buy	CNY	20	11/2010	BCLY	0	0	0
Buy		40	11/2010	CITI	0	0	0
Buy		100	11/2010	DUB	0	0	0
Buy		40	11/2010	MSC	0	0	0
Buy	EUR	1,551	04/2010	CITI	0	(8)	(8)
Buy		410	04/2010	GSC	0	(16)	(16)
Buy		346	04/2010	JPM	0	(23)	(23)
Buy	GBP	2,662	06/2010	RBS	26	0	26
Buy	JPY	205,163	04/2010	MSC	0	(65)	(65)
Buy	SEK	1,615	05/2010	DUB	0	(3)	(3)

					$153	$(160)	$(7)

(i)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
PIMCO Funds	$97,046	$0	$0	$97,046
Exchange-Traded Funds	53,168	0	0	53,168
Short-Term Instruments	11,812	22,042	0	33,854
Other Investments+++	12	7,419	11	7,442

Investments, at value	$162,038	$29,461	$11	$191,510
Financial Derivative Instruments++++	$(3)	$14	$(12)	$(1)

Totals	$162,035	$29,475	$(1)	$191,509

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2010:

Category++	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010+++++
Other Investments+++	$0	$11	$0	$0	$0	$0	$0	$11	$0
Financial Derivative Instruments++++	$0	$(22)	$0	$0	$10	$0	$0	$(12)	$10

Totals	$0	$(11)	$0	$0	$10	$0	$0	$(1)	$10

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++

Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

High Yield Portfolio

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.3%
CIT Group, Inc.
9.500% due 01/20/2012	$1,980	$2,031
CSC Holdings LLC
10.500% due 08/01/2013	500	541
First Data Corp.
2.997% due 09/24/2014	903	803
3.001% due 09/24/2014	49	44
3.032% due 09/24/2014	27	24
Ford Motor Co.
3.230% due 12/15/2013	184	178
3.260% due 12/15/2013	3,210	3,108
Freescale Semiconductor, Inc.
12.500% due 12/15/2014	166	172
Ineos Group Holdings PLC
7.001% due 10/07/2012	579	580
Texas Competitive Electric Holdings Co. LLC
3.729% due 10/10/2014	12,406	10,054
3.751% due 10/10/2014	127	103
Tribune Co.
5.000% due 06/04/2024 (a)	282	178
5.250% due 06/04/2014 (a)	1,358	850

Total Bank Loan Obligations (Cost $18,613)		18,666

CORPORATE BONDS & NOTES 77.5%
BANKING & FINANCE 26.1%
AES Ironwood LLC
8.857% due 11/30/2025	2,297	2,262
AES Red Oak LLC
8.540% due 11/30/2019	1,189	1,222
9.200% due 11/30/2029	100	99
AgriBank FCB
9.125% due 07/15/2019	1,000	1,139
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	250	254
American General Finance Corp.
4.625% due 09/01/2010	2,300	2,297
American International Group, Inc.
4.950% due 03/20/2012	925	944
5.450% due 05/18/2017	1,875	1,727
5.850% due 01/16/2018	1,200	1,117
8.175% due 05/15/2068	900	767
8.250% due 08/15/2018	4,000	4,203
BAC Capital Trust VI
5.625% due 03/08/2035	500	414
Bank of America Corp.
8.125% due 12/29/2049	200	204
Barclays Bank PLC
7.434% due 09/29/2049	2,750	2,750
Caelus Re Ltd.
6.502% due 06/07/2011	250	248
Capital One Capital V
10.250% due 08/15/2039	3,600	4,276
CIT Group, Inc.
7.000% due 05/01/2013	1,350	1,323
7.000% due 05/01/2014	376	356
7.000% due 05/01/2015	376	351
7.000% due 05/01/2016	626	579
7.000% due 05/01/2017	876	811
Citigroup Capital XXI
8.300% due 12/21/2077	725	738
Citigroup, Inc.
8.125% due 07/15/2039	3,000	3,474

Countrywide Capital III
8.050% due 06/15/2027	1,800	1,804
Credit Agricole S.A.
8.375% due 10/29/2049	5,000	5,438
Discover Bank
8.700% due 11/18/2019	3,550	3,895
El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,500	1,560
Fibria Overseas Finance Ltd.
9.250% due 10/30/2019	3,000	3,435
Ford Motor Credit Co. LLC
3.001% due 01/13/2012	4,700	4,571
7.000% due 10/01/2013	1,525	1,579
7.500% due 08/01/2012	300	311
7.875% due 06/15/2010	500	505
8.000% due 06/01/2014	8,000	8,429
8.000% due 12/15/2016	3,425	3,611
9.875% due 08/10/2011	1,525	1,618
12.000% due 05/15/2015	250	299
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	775	868
GMAC, Inc.
6.625% due 05/15/2012	1,225	1,233
6.750% due 12/01/2014	100	99
6.875% due 09/15/2011	2,600	2,637
8.000% due 03/15/2020	1,500	1,541
8.000% due 11/01/2031	2,525	2,407
8.300% due 02/12/2015	1,250	1,316
HBOS PLC
6.750% due 05/21/2018	900	828
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	300	268
International Lease Finance Corp.
0.472% due 05/24/2010	175	175
5.000% due 04/15/2010	250	250
5.350% due 03/01/2012	2,300	2,254
5.400% due 02/15/2012	2,300	2,264
5.625% due 09/15/2010	800	806
5.750% due 06/15/2011	5,000	5,027
5.875% due 05/01/2013	300	288
6.625% due 11/15/2013	5,625	5,479
8.625% due 09/15/2015	250	256
8.750% due 03/15/2017	1,075	1,102
LBG Capital No.1 PLC
7.875% due 11/01/2020	1,800	1,629
LBI Escrow Corp.
8.000% due 11/01/2017 (b)	2,225	2,311
Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)	7,500	1,762
3.151% due 04/04/2016 (a)	400	94
5.000% due 01/14/2011 (a)	1,800	428
6.625% due 01/18/2012 (a)	125	30
6.750% due 12/28/2017 (a)	1,250	6
6.875% due 05/02/2018 (a)	500	121
7.500% due 05/11/2038 (a)	1,025	5
NSG Holdings LLC
7.750% due 12/15/2025	2,125	1,923
Rabobank Nederland NV
11.000% due 06/29/2049	6,075	7,841
Regions Bank
7.500% due 05/15/2018	1,500	1,490

Regions Financial Corp.
0.421% due 06/26/2012	2,600	2,378
7.375% due 12/10/2037	4,325	3,769
7.750% due 11/10/2014	3,550	3,739
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	250	179
7.640% due 03/29/2049	2,200	1,397
SLM Corp.
0.409% due 07/26/2010	300	296
0.479% due 10/25/2011	1,350	1,284
0.549% due 01/27/2014	1,025	888
4.841% due 01/31/2014	400	339
5.000% due 10/01/2013	1,100	1,052
5.000% due 06/15/2018	450	372
5.050% due 11/14/2014	100	93
5.125% due 08/27/2012	325	323
5.375% due 05/15/2014	300	284
8.000% due 03/25/2020	700	683
8.450% due 06/15/2018	1,625	1,646
Societe Generale
5.922% due 04/29/2049	350	303
Tenneco, Inc.
8.125% due 11/15/2015	250	257
TNK-BP Finance S.A.
6.625% due 03/20/2017	500	516
7.500% due 07/18/2016	1,000	1,092
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	675	717
UBS Preferred Funding Trust V
6.243% due 05/29/2049	660	601
Universal City Development Partners Ltd.
8.875% due 11/15/2015	850	861
Ventas Realty LP
6.500% due 06/01/2016	1,700	1,739
6.750% due 04/01/2017	420	432
7.125% due 06/01/2015	293	304
Virgin Media Secured Finance PLC
6.500% due 01/15/2018	650	655
Wells Fargo Capital XIII
7.700% due 12/29/2049	6,100	6,329
Wells Fargo Capital XV
9.750% due 12/31/2049	1,500	1,687

		149,563

INDUSTRIALS 40.3%
Actuant Corp.
6.875% due 06/15/2017	300	292
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	1,250	1,288
Allison Transmission, Inc.
11.000% due 11/01/2015	1,455	1,557
Altria Group, Inc.
9.250% due 08/06/2019	650	791
American Airlines Pass-Through Trust 2001-02
7.858% due 04/01/2013	100	101
American Airlines, Inc.
10.500% due 10/15/2012	900	963
American Stores Co.
7.100% due 03/20/2028	50	40
8.000% due 06/01/2026	1,375	1,213
AmeriGas Partners LP
7.125% due 05/20/2016	1,805	1,832
7.250% due 05/20/2015	1,050	1,071

ARAMARK Corp.
3.749% due 02/01/2015	1,225	1,145
8.500% due 02/01/2015	825	848
ArvinMeritor, Inc.
8.125% due 09/15/2015	1,940	1,882
8.750% due 03/01/2012	523	562
10.625% due 03/15/2018	500	520
Ball Corp.
6.750% due 09/15/2020	575	588
Berry Plastics Corp.
5.001% due 02/15/2015	2,125	2,040
8.875% due 09/15/2014	1,000	981
Biomet, Inc.
10.000% due 10/15/2017	250	277
10.375% due 10/15/2017 (c)	4,865	5,376
11.625% due 10/15/2017	3,965	4,461
Brocade Communications Systems, Inc.
6.625% due 01/15/2018	150	153
6.875% due 01/15/2020	1,000	1,025
Building Materials Corp. of America
7.000% due 02/15/2020	900	916
7.500% due 03/15/2020	350	351
CC Holdings GS V LLC
7.750% due 05/01/2017	750	821
Chart Industries, Inc.
9.125% due 10/15/2015	425	427
Chesapeake Energy Corp.
6.875% due 01/15/2016	100	99
7.000% due 08/15/2014	250	255
7.250% due 12/15/2018	350	352
7.500% due 06/15/2014	325	332
9.500% due 02/15/2015	5,700	6,227
Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015	950	957
7.750% due 05/15/2017	1,450	1,457
9.500% due 05/15/2016	1,325	1,424
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017	1,750	1,834
Community Health Systems, Inc.
8.875% due 07/15/2015	4,825	5,006
Consol Energy, Inc.
8.000% due 04/01/2017 (b)	1,175	1,213
8.250% due 04/01/2020 (b)	750	774
Continental Airlines 2001-1 Class B Pass-Through Trust
7.373% due 06/15/2017	207	196
Continental Airlines, Inc.
6.920% due 04/02/2013 (m)	352	334
Continental Resources, Inc.
7.375% due 10/01/2020 (b)	250	248
8.250% due 10/01/2019	50	53
Crown Americas LLC
7.625% due 05/15/2017	2,050	2,147
Crown Castle International Corp.
7.125% due 11/01/2019	50	51
CSC Holdings LLC
6.750% due 04/15/2012	475	499
7.625% due 04/01/2011	1,650	1,730
7.625% due 07/15/2018	2,575	2,704
7.875% due 02/15/2018	1,800	1,899
8.500% due 04/15/2014	400	428
8.500% due 06/15/2015	725	772
8.625% due 02/15/2019	1,550	1,705

DaVita, Inc.
6.625% due 03/15/2013	200	202
7.250% due 03/15/2015	675	692
Delta Air Lines, Inc.
9.500% due 09/15/2014	1,000	1,056
Denbury Resources, Inc.
8.250% due 02/15/2020	700	746
DISH DBS Corp.
6.625% due 10/01/2014	1,175	1,187
7.000% due 10/01/2013	175	183
7.125% due 02/01/2016	4,055	4,151
7.750% due 05/31/2015	690	724
7.875% due 09/01/2019	150	157
Dynegy Holdings, Inc.
7.625% due 10/15/2026	325	210
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	207	208
Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	1,650	1,604
El Paso Corp.
7.000% due 06/15/2017	475	487
7.250% due 06/01/2018	500	518
7.800% due 08/01/2031	1,150	1,136
8.050% due 10/15/2030	780	783
Enterprise Products Operating LLC
8.375% due 08/01/2066	4,950	5,030
Equinix, Inc.
8.125% due 03/01/2018	500	520
First Data Corp.
9.875% due 09/24/2015	3,275	2,841
Ford Motor Co.
9.215% due 09/15/2021	200	208
Forest Oil Corp.
7.250% due 06/15/2019	1,125	1,136
8.500% due 02/15/2014	1,000	1,060
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	555	605
8.375% due 04/01/2017	2,630	2,930
Freescale Semiconductor, Inc.
9.125% due 12/15/2014 (c)	1,049	1,013
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,000	1,048
Georgia-Pacific LLC
7.000% due 01/15/2015	1,250	1,300
7.125% due 01/15/2017	375	392
7.250% due 06/01/2028	150	149
7.375% due 12/01/2025	4,520	4,520
7.700% due 06/15/2015	800	852
8.000% due 01/15/2024	1,775	1,890
8.250% due 05/01/2016	2,025	2,217
8.875% due 05/15/2031	200	218
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	325	337
10.500% due 05/15/2016	950	1,031
Harrah’s Operating Co., Inc.
10.000% due 12/15/2018	3,250	2,706
11.250% due 06/01/2017	1,350	1,461
HCA, Inc.
7.190% due 11/15/2015	180	171
7.250% due 09/15/2020	2,475	2,515
8.500% due 04/15/2019	800	864
9.125% due 11/15/2014	875	926
9.250% due 11/15/2016	5,500	5,861
9.625% due 11/15/2016 (c)	5,450	5,852
9.875% due 02/15/2017	1,275	1,396

Hexion Finance Escrow LLC
8.875% due 02/01/2018	1,250	1,238
Intelsat Corp.
9.250% due 08/15/2014	700	721
9.250% due 06/15/2016	1,350	1,421
Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019	750	791
9.500% due 06/15/2016	2,000	2,140
11.250% due 06/15/2016	500	544
Intelsat Luxembourg S.A.
11.250% due 02/04/2017	1,000	1,062
11.500% due 02/04/2017 (c)	978	1,007
Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015	50	52
Intergen NV
9.000% due 06/30/2017	2,680	2,774
Jarden Corp.
7.500% due 05/01/2017	1,500	1,528
JC Penney Corp., Inc.
7.125% due 11/15/2023	175	177
7.950% due 04/01/2017	950	1,069
JET Equipment Trust
7.630% due 02/15/2015 (a)	55	33
JohnsonDiversey, Inc.
8.250% due 11/15/2019	500	520
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	315	324
Kansas City Southern Railway
8.000% due 06/01/2015	200	209
Legrand France S.A.
8.500% due 02/15/2025	750	871
Lender Processing Services, Inc.
8.125% due 07/01/2016	275	296
Linn Energy LLC
8.625% due 04/15/2020 (b)	950	927
McClatchy Co.
11.500% due 02/15/2017	700	718
McJunkin Red Man Corp.
9.500% due 12/15/2016	1,500	1,539
MGM Mirage
6.625% due 07/15/2015 (i)	300	250
6.875% due 04/01/2016	450	367
7.500% due 06/01/2016	1,250	1,047
9.000% due 03/15/2020	475	492
10.375% due 05/15/2014	75	83
11.125% due 11/15/2017	1,000	1,130
13.000% due 11/15/2013	350	410
Nalco Co.
8.875% due 11/15/2013	875	906
New Albertson’s, Inc.
7.450% due 08/01/2029	2,415	2,053
Newfield Exploration Co.
6.625% due 09/01/2014	100	103
6.875% due 02/01/2020	1,050	1,063
7.125% due 05/15/2018	1,075	1,096
Nielsen Finance LLC
0.000% due 08/01/2016 (f)	750	716
11.500% due 05/01/2016	1,000	1,135
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	675	727

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	765	591
10.125% due 07/15/2013 (a)	795	640
Novelis, Inc.
7.250% due 02/15/2015	1,275	1,237
NPC International, Inc.
9.500% due 05/01/2014	1,275	1,275
OPTI Canada, Inc.
7.875% due 12/15/2014	375	352
8.250% due 12/15/2014	1,280	1,210
Oshkosh Corp.
8.250% due 03/01/2017	175	182
8.500% due 03/01/2020	175	182
Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014	100	102
8.250% due 05/15/2013	150	153
Pinnacle Foods Finance LLC
9.250% due 04/01/2015	4,050	4,172
Plains Exploration & Production Co.
7.625% due 04/01/2020	1,225	1,219
Quebecor Media, Inc.
7.750% due 03/15/2016	2,650	2,696
Quicksilver Resources, Inc.
9.125% due 08/15/2019	3,650	3,851
11.750% due 01/01/2016	525	604
Quintiles Transnational Corp.
9.500% due 12/30/2014 (c)	1,400	1,432
QVC, Inc.
7.125% due 04/15/2017	225	228
7.375% due 10/15/2020	225	227
Range Resources Corp.
7.500% due 10/01/2017	275	285
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,525	1,548
SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)	3,925	3,837
9.875% due 05/15/2016	150	155
Scotts Miracle-Gro Co.
7.250% due 01/15/2018	150	153
Sensata Technologies NV
8.000% due 05/01/2014	2,175	2,257
Smurfit Kappa Funding PLC
7.750% due 04/01/2015	125	123
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	500	440
Solutia, Inc.
7.875% due 03/15/2020	1,000	1,018
Sonat, Inc.
7.000% due 02/01/2018	500	509
7.625% due 07/15/2011	1,450	1,521
Southern Natural Gas Co.
5.900% due 04/01/2017	175	183
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	925	932
7.875% due 05/01/2012	100	109
Steel Dynamics, Inc.
7.625% due 03/15/2020	175	180
Suburban Propane Partners LP
6.875% due 12/15/2013	221	226
7.375% due 03/15/2020	275	281
SunGard Data Systems, Inc.
9.125% due 08/15/2013	4,001	4,121
10.625% due 05/15/2015	525	575

SUPERVALU, Inc.
8.000% due 05/01/2016	375	382
Teck Resources Ltd.
9.750% due 05/15/2014	1,325	1,577
10.250% due 05/15/2016	1,225	1,464
10.750% due 05/15/2019	4,450	5,474
TransCanada Pipelines Ltd.
6.350% due 05/15/2067	1,525	1,453
TreeHouse Foods, Inc.
7.750% due 03/01/2018	525	546
TRW Automotive, Inc.
7.000% due 03/15/2014	1,350	1,336
7.250% due 03/15/2017	1,030	999
United Airlines, Inc.
9.750% due 01/15/2017	2,300	2,421
10.400% due 05/01/2018	1,800	1,935
Videotron Ltee
9.125% due 04/15/2018	500	558
Visant Corp.
7.625% due 10/01/2012	250	252
West Corp.
9.500% due 10/15/2014	1,000	1,032
Williams Cos., Inc.
7.750% due 06/15/2031	148	166
7.875% due 09/01/2021	426	503
Williams Partners LP
7.250% due 02/01/2017	425	486
Wind Acquisition Finance S.A.
11.750% due 07/15/2017	3,650	4,052
Windstream Corp.
7.000% due 03/15/2019	300	281
7.875% due 11/01/2017	400	396
8.625% due 08/01/2016	2,985	3,067
WMG Acquisition Corp.
9.500% due 06/15/2016	1,250	1,342
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,175	1,178

		230,555

UTILITIES 11.1%
AES Corp.
7.750% due 10/15/2015	1,505	1,539
8.000% due 06/01/2020	1,100	1,101
8.875% due 02/15/2011	500	522
9.750% due 04/15/2016	700	761
Axtel SAB de C.V.
9.000% due 09/22/2019	500	513
Berry Petroleum Co.
10.250% due 06/01/2014	1,025	1,135
CMS Energy Corp.
6.250% due 02/01/2020	250	248
8.750% due 06/15/2019	300	340
Frontier Communications Corp.
6.625% due 03/15/2015	1,000	988
7.000% due 11/01/2025	725	607
7.125% due 03/15/2019	1,125	1,074
7.450% due 07/01/2035	250	200
8.250% due 05/01/2014	550	578
9.000% due 08/15/2031	1,025	1,004
Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)	950	31
9.750% due 05/01/2013 (a)	750	24
Homer City Funding LLC
8.734% due 10/01/2026	715	691

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	3,025	2,980
Kinder Morgan, Inc.
5.150% due 03/01/2015	250	247
Midwest Generation LLC
8.560% due 01/02/2016	3,180	3,255
New Communications Holdings, Inc.
7.875% due 04/15/2015 (b)	550	568
8.250% due 04/15/2017 (b)	275	281
8.500% due 04/15/2020 (b)	275	278
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,108
NRG Energy, Inc.
7.250% due 02/01/2014	750	758
7.375% due 02/01/2016	7,315	7,278
7.375% due 01/15/2017	1,575	1,563
8.500% due 06/15/2019	50	51
Penn Virginia Corp.
10.375% due 06/15/2016	500	545
Petroleum Co. of Trinidad & Tobago Ltd.
9.750% due 08/14/2019	3,700	4,227
Qwest Communications International, Inc.
7.125% due 04/01/2018	1,250	1,297
7.500% due 02/15/2014	897	917
8.000% due 10/01/2015	150	161
Qwest Corp.
7.500% due 06/15/2023	1,400	1,407
7.875% due 09/01/2011	725	772
8.375% due 05/01/2016	1,250	1,413
8.875% due 03/15/2012	4,325	4,758
Reliant Energy Mid-Atlantic Power Holdings LLC
9.237% due 07/02/2017	289	309
9.681% due 07/02/2026	300	319
RRI Energy, Inc.
7.875% due 06/15/2017	375	338
Sithe Independence Funding Corp.
9.000% due 12/30/2013	352	364
Sprint Capital Corp.
6.900% due 05/01/2019	5,380	4,950
7.625% due 01/30/2011	600	620
8.375% due 03/15/2012	325	340
8.750% due 03/15/2032	950	886
Sprint Nextel Corp.
6.000% due 12/01/2016	3,230	2,931
8.375% due 08/15/2017	350	354
Telesat LLC
11.000% due 11/01/2015	2,140	2,391
12.500% due 11/01/2017	400	462
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,911	1,882
Texas Competitive Electric Holdings Co. LLC
10.500% due 11/01/2016 (c)(i)	422	292
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	450	462
Virgin Media Finance PLC
9.500% due 08/15/2016	1,000	1,098

		63,218

Total Corporate Bonds & Notes (Cost $414,786)		443,336

CONVERTIBLE BONDS & NOTES 0.1%
Nortel Networks Corp.
2.125% due 04/15/2014 (a)	1,000	758

Total Convertible Bonds & Notes (Cost $1,007)		758

MUNICIPAL BONDS & NOTES 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue
Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	23

Total Municipal Bonds & Notes (Cost $38)		23

MORTGAGE-BACKED SECURITIES 5.9%
Adjustable Rate Mortgage Trust
3.765% due 10/25/2035	419	218
American Home Mortgage Assets
0.419% due 05/25/2046	143	76
0.419% due 09/25/2046	53	28
0.439% due 10/25/2046	130	65
1.171% due 02/25/2047	73	35
1.391% due 11/25/2046	649	304
6.250% due 06/25/2037	376	215
American Home Mortgage Investment Trust
5.660% due 09/25/2045	41	33
Banc of America Alternative Loan Trust
0.629% due 05/25/2035	199	141
Bear Stearns Adjustable Rate Mortgage Trust
4.330% due 10/25/2035	4,600	4,089
Bear Stearns Alt-A Trust
3.266% due 01/25/2035	14	11
5.646% due 11/25/2036	1,411	916
Chase Mortgage Finance Corp.
5.424% due 03/25/2037	60	50
5.992% due 03/25/2037	1,893	1,673
Citigroup Mortgage Loan Trust, Inc.
3.075% due 03/25/2034	20	19
5.629% due 07/25/2046	56	40
Countrywide Alternative Loan Trust
0.409% due 05/25/2047	287	151
0.419% due 09/25/2046	79	38
0.424% due 12/20/2046	358	185
0.439% due 03/20/2046	158	82
0.439% due 07/20/2046	128	51
0.459% due 05/20/2046	233	105
0.559% due 11/20/2035	50	26
0.599% due 02/25/2037	662	236
1.471% due 12/25/2035	290	158
5.631% due 10/25/2035	110	56
5.849% due 02/25/2037	139	97
6.000% due 01/25/2037	211	136
Countrywide Home Loan Mortgage Pass-Through Trust
0.549% due 03/25/2035	473	274
5.720% due 05/20/2036	845	480
6.000% due 05/25/2036	828	690
Downey Savings & Loan Association Mortgage Loan Trust
0.479% due 03/19/2045	43	26
First Horizon Alternative Mortgage Securities
5.387% due 09/25/2035	144	104
6.000% due 05/25/2036	297	229
GS Mortgage Securities Corp. II
5.560% due 11/10/2039	1,400	1,388

GSR Mortgage Loan Trust
3.551% due 04/25/2035	17	15
3.724% due 05/25/2035	3,151	2,515
5.123% due 01/25/2036	60	49
5.750% due 03/25/2036	718	622
Harborview Mortgage Loan Trust
0.409% due 07/19/2046	131	69
0.429% due 09/19/2046	53	29
0.469% due 03/19/2036	1,132	630
1.331% due 12/19/2036	56	25
5.750% due 08/19/2036	111	71
Indymac IMSC Mortgage Loan Trust
0.409% due 07/25/2047	80	38
6.000% due 07/25/2037	1,400	602
Indymac INDA Mortgage Loan Trust
5.644% due 03/25/2037	3,054	2,196
Indymac Index Mortgage Loan Trust
0.419% due 09/25/2046	111	58
0.429% due 06/25/2047	50	25
4.766% due 08/25/2035	235	186
5.245% due 09/25/2035	166	126
5.476% due 11/25/2035	459	339
5.573% due 05/25/2036	4,947	3,755
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	45	41
JPMorgan Mortgage Trust
6.000% due 08/25/2037	384	317
Luminent Mortgage Trust
0.399% due 12/25/2036	72	38
0.409% due 12/25/2036	55	27
MASTR Adjustable Rate Mortgages Trust
0.439% due 04/25/2046	39	21
Merrill Lynch Mortgage-Backed Securities Trust
5.784% due 04/25/2037	63	47
Morgan Stanley Capital I
5.332% due 12/15/2043	500	503
RBSCF Trust
6.068% due 09/17/2039	1,300	1,201
Residential Accredit Loans, Inc.
0.389% due 01/25/2037	2,540	1,407
0.559% due 03/25/2037	404	155
3.338% due 02/25/2035	80	54
3.349% due 03/25/2035	61	43
5.500% due 02/25/2036	822	549
Residential Asset Securitization Trust
0.629% due 01/25/2046	583	263
5.500% due 12/25/2035	1,418	1,114
6.000% due 05/25/2037	318	234
Structured Asset Mortgage Investments, Inc.
0.409% due 09/25/2047	80	43
0.419% due 07/25/2046	141	74
0.449% due 05/25/2046	58	29
0.449% due 09/25/2047	1,000	317
0.539% due 09/25/2045	128	74
SunTrust Alternative Loan Trust
0.579% due 04/25/2036	206	64
Thornburg Mortgage Securities Trust
0.529% due 06/25/2047	1,801	1,791
WaMu Mortgage Pass-Through Certificates
1.171% due 02/25/2047	133	71
1.171% due 03/25/2047	142	83
1.231% due 04/25/2047	71	43
1.291% due 12/25/2046	65	36
5.266% due 01/25/2037	63	47
5.562% due 12/25/2036	880	635
5.725% due 10/25/2036	492	378
5.828% due 02/25/2037	65	45
5.921% due 09/25/2036	55	43

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.441% due 05/25/2046		56	28
Wells Fargo Mortgage-Backed Securities Trust
5.531% due 07/25/2036		66	53

Total Mortgage-Backed Securities (Cost $31,325)			33,643

ASSET-BACKED SECURITIES 0.8%
Argent Securities, Inc.
1.279% due 12/25/2033		330	258
Credit-Based Asset Servicing & Securitization LLC
0.299% due 01/25/2037		142	64
GSAMP Trust
0.379% due 08/25/2036		100	43
Lehman XS Trust
0.479% due 08/25/2046		376	0
MASTR Asset-Backed Securities Trust
0.439% due 11/25/2036		100	39
Mid-State Trust
7.791% due 03/15/2038		29	26
Morgan Stanley ABS Capital I
0.369% due 05/25/2037		100	41
Primus CLO Ltd.
0.484% due 07/15/2021		4,346	3,912
Structured Asset Securities Corp.
0.379% due 05/25/2037		181	143
0.529% due 06/25/2035		435	181

Total Asset-Backed Securities (Cost $4,595)			4,707

FOREIGN CURRENCY-DENOMINATED ISSUES 5.8%
American International Group, Inc.
0.820% due 04/26/2011	EUR	1,400	1,854
5.950% due 10/04/2010	GBP	1,000	1,518
8.625% due 05/22/2068		1,000	1,256
BAC Capital Trust VII
5.250% due 08/10/2035		200	218
Barclays Bank PLC
14.000% due 11/29/2049		4,000	7,943
Bombardier, Inc.
7.250% due 11/15/2016	EUR	400	578
Chesapeake Energy Corp.
6.250% due 01/15/2017		625	823
Cognis GmbH
2.650% due 09/15/2013		500	652
9.500% due 05/15/2014		500	701
HeidelbergCement AG
8.500% due 10/31/2019		1,000	1,413
Intesa Sanpaolo SpA
8.047% due 06/29/2049		400	558
Kerling PLC
10.625% due 01/28/2017		450	639
LBG Capital No.1 PLC
6.439% due 05/23/2020		500	567
7.867% due 12/17/2019	GBP	250	338
Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	795	762

Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		1,500	2,208
RBS Capital Trust A
6.467% due 12/29/2049		350	281
Reynolds Group Issuer, Inc.
8.000% due 12/15/2016		1,000	1,388
Royal Bank of Scotland Group PLC
4.556% due 04/06/2011	GBP	469	673
Sensata Technologies NV
11.250% due 01/15/2014	EUR	900	1,276
UBS AG
7.152% due 12/29/2049		600	807
UPC Broadband Holding BV
4.170% due 12/31/2016		547	701
4.995% due 12/31/2017		395	510
UPC Holding BV
7.750% due 01/15/2014		600	831
8.000% due 11/01/2016		500	675
UPCB Finance Ltd.
7.625% due 01/15/2020		1,900	2,631
Wind Acquisition Finance S.A.
11.000% due 12/01/2015		900	1,319

Total Foreign Currency-Denominated Issues (Cost $30,803)			33,120

	SHARES
COMMON STOCKS 0.4%
Dex One Corp. (d)		68,269	1,906
SemGroup Corp. ‘A’ (d)		7,116	206

Total Common Stocks (Cost $2,301)			2,112

WARRANTS 0.0%
SemGroup Corp. Warrants - Exp. 11/30/2014		7,490	62

Total Warrants (Cost $34)			62

CONVERTIBLE PREFERRED SECURITIES 0.5%
Wells Fargo & Co.
7.500% due 12/31/2049		3,200	3,126

Total Convertible Preferred Securities (Cost $1,980)			3,126

PREFERRED STOCKS 0.1%
ABN AMRO North America Capital Funding Trust I
6.968% due 12/31/2049		800	550

Total Preferred Stocks (Cost $404)			550

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.4%
REPURCHASE AGREEMENTS 0.4%
Barclays Capital, Inc.
0.030% due 04/01/2010		$1,000	1,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 07/15/2016 valued at $1,025. Repurchase proceeds are $1,000.)
JPMorgan Chase Bank N.A.
0.030% due 04/01/2010		300	300
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $306. Repurchase proceeds are $300.)
State Street Bank and Trust Co.
0.010% due 04/01/2010		995	995
(Dated 03/31/2010. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $1,015. Repurchase proceeds are $995.)

			2,295

U.S. TREASURY BILLS 0.3%
0.194% due 08/26/2010 - 09/02/2010 (e)(h)(j)		1,876	1,874

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 4.7%
		2,696,961	27,005

Total Short-Term Instruments (Cost $31,174)			31,174

Total Investments 99.8% (Cost $537,060)			$571,277
Written Options (l) (0.0%) (Premiums $794)			(8)
Other Assets and Liabilities (Net) 0.2%			897

Net Assets 100.0%			$572,166

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Payment in-kind bond security.

(d)	Non-income producing security.

(e)	Coupon represents a weighted average rate.

(f)	Security becomes interest bearing at a future date.

(g)	Affiliated to the Portfolio.

(h)	Securities with an aggregate market value of $1,333 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.

(i)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $1,486 at a weighted average interest rate of -0.542%. On March 31, 2010, securities valued at $526 were pledged as collateral for reverse repurchase agreements.

(j)	Securities with an aggregate market value of $542 and cash of $11 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	180	$614
90-Day Eurodollar June Futures	Long	06/2010	41	185
90-Day Eurodollar September Futures	Long	09/2010	244	738

				$1,537

(k)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	06/20/2012	0.936%	$100	$0	$1	$(1)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%	03/20/2014	4.700%	$1,000	$12	$(94)	$106
Brazil Government International Bond	BCLY	0.830%	09/20/2010	0.531%	1,900	3	0	3
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	4.839%	200	2	(18)	20
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.395%	1,150	26	(105)	131
El Paso Corp.	CSFB	5.000%	12/20/2014	3.377%	2,500	174	(75)	249
El Paso Corp.	GSC	5.000%	09/20/2014	3.215%	3,000	220	(285)	505
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	1.860%	550	69	(56)	125
GMAC, Inc.	DUB	5.000%	03/20/2012	2.811%	200	9	(31)	40
GMAC, Inc.	MSC	6.560%	12/20/2012	2.963%	1,500	138	0	138
HCA, Inc.	BOA	5.000%	03/20/2014	2.446%	1,000	86	(150)	236
Indonesia Government International Bond	RBS	1.580%	09/20/2010	0.691%	1,000	5	0	5
Mexico Government International Bond	BCLY	1.070%	09/20/2010	0.497%	1,900	6	0	6
Mexico Government International Bond	JPM	1.020%	09/20/2010	0.497%	1,100	3	0	3
NRG Energy, Inc.	GSC	4.200%	09/20/2013	4.170%	100	0	0	0
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	1.972%	600	22	0	22
RRI Energy, Inc.	CITI	5.000%	09/20/2014	8.342%	1,100	(125)	(121)	(4)
RRI Energy, Inc.	DUB	5.000%	09/20/2014	8.342%	100	(11)	(14)	3
RRI Energy, Inc.	GSC	5.000%	09/20/2014	8.342%	300	(35)	(56)	21
RRI Energy, Inc.	MSC	5.000%	12/20/2014	8.559%	300	(37)	(30)	(7)
SLM Corp.	BCLY	5.000%	12/20/2013	3.315%	650	37	(72)	109
SLM Corp.	BOA	5.000%	12/20/2010	1.340%	5,000	139	(216)	355
SLM Corp.	BOA	5.000%	12/20/2011	2.461%	1,800	80	(144)	224
SLM Corp.	BOA	5.000%	09/20/2014	3.487%	800	49	(112)	161
SLM Corp.	DUB	5.000%	06/20/2010	1.340%	600	6	(34)	40
SLM Corp.	DUB	5.000%	06/20/2012	2.646%	500	26	(65)	91
SLM Corp.	DUB	5.000%	09/20/2014	3.487%	300	18	(34)	52
SLM Corp.	GSC	5.000%	06/20/2010	1.340%	1,200	12	(72)	84

						$934	$(1,784)	$2,718

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	BOA	(5.000%	)	06/20/2014	$940	$(14)	$52	$(66)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	376	(6)	47	(53)
CDX.HY-12 5-Year Index	JPM	(5.000%	)	06/20/2014	1,222	(19)	66	(85)
CDX.HY-12 5-Year Index	MSC	(5.000%	)	06/20/2014	2,350	(34)	118	(152)
CDX.HY-12 5-Year Index	RBS	(5.000%	)	06/20/2014	1,222	(18)	62	(80)
CDX.HY-12 5-Year Index	UBS	(5.000%	)	06/20/2014	1,128	(17)	58	(75)
CDX.HY-13 5-Year Index	RBS	(5.000%	)	12/20/2014	1,980	(3)	150	(153)

						$(111)	$553	$(664)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$1,000	$(630)	$(700)	$70
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	3,500	118	0	118
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	578	7	0	7
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	18	0	18

					$(487)	$(700)	$213

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(756)	$(76)	$(680)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(72)	(24)	(48)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(208)	(25)	(183)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	87	12	75
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	107	8	99
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	86	12	74

							$(756)	$(93)	$(663)

(l)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	10	$5	$1
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	10	5	1

				$10	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$1,500	$23	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,500	11	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	7,000	71	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,000	9	0
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,000	16	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	9	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	700	7	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	700	16	0
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	900	4	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	600	6	0
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	300	4	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	600	14	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	6,000	28	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	2,700	25	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	6,000	34	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,400	34	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	1,300	6	0
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,600	23	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,600	55	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	6,000	61	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	22,000	231	2
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	5,000	28	0
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	1,300	11	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	2,400	21	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,300	6	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,000	31	1

							$784	$6

(m)	Restricted securities as of March 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$ 336	$ 334	0.06%

(n)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,838	04/2010	GSC	$0	$(16)	$(16)
Sell		299	04/2010	GSC	0	(8)	(8)
Sell		1,539	04/2010	HSBC	0	(3)	(3)
Buy		1,539	06/2010	HSBC	4	0	4
Buy	CNY	1,940	06/2010	BCLY	0	(1)	(1)
Sell		811	06/2010	BOA	1	0	1
Buy		808	06/2010	CITI	0	0	0
Buy		348	06/2010	DUB	0	0	0
Buy		2,516	06/2010	HSBC	0	(1)	(1)
Sell		1,486	06/2010	MSC	1	0	1
Buy		869	11/2010	BCLY	0	(2)	(2)
Buy		1,400	11/2010	CITI	0	(3)	(3)
Buy		3,616	11/2010	DUB	0	(8)	(8)
Buy		1,429	11/2010	MSC	0	(3)	(3)
Buy		797	01/2011	BOA	0	(1)	(1)
Buy		1,461	01/2011	MSC	0	(2)	(2)
Sell	EUR	1,405	04/2010	BCLY	4	0	4
Buy		161	04/2010	BOA	0	(4)	(4)
Sell		476	04/2010	BOA	5	0	5
Sell		3,460	04/2010	CITI	67	0	67
Buy		149	04/2010	GSC	0	(10)	(10)
Sell		1,008	04/2010	GSC	40	0	40
Sell		8,281	04/2010	JPM	186	0	186
Sell		518	04/2010	RBC	4	0	4
Sell	GBP	225	06/2010	BCLY	0	(2)	(2)
Sell		7,744	06/2010	RBS	0	(74)	(74)

					$312	$(138)	$174

(o)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$248	$442,721	$367	$443,336
Mortgage-Backed Securities	0	33,643	0	33,643
Foreign Currency-Denominated Issues	0	33,120	0	33,120
Short-Term Instruments	27,005	4,169	0	31,174
Other Investments+++	5,239	20,792	3,973	30,004

Investments, at value	$32,492	$534,445	$4,340	$571,277
Financial Derivative Instruments++++	$1,537	$1,769	$0	$3,306

Totals	$34,029	$536,214	$4,340	$574,583

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2010:

Category++	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain / (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
Corporate Bonds & Notes	$629	$(350)	$9	$(18)	$97	$0	$0	$367	$8
Other Investments+++	3,890	(33)	14	6	302	0	(206)	3,973	280

Investments, at value	$4,519	$(383)	$23	$(12)	$399	$0	$(206)	$4,340	$288

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
+ +	Refer to the Schedule of Investments for additional information.
+ + +	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
+ + ++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long-Term U.S. Government Portfolio

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 4.9%
American International Group, Inc.
8.250% due 08/15/2018	$200	$210
Bank of America N.A.
0.799% due 06/23/2010	1,500	1,502
Caterpillar Financial Services Corp.
1.001% due 06/24/2011	1,100	1,110
Citigroup Funding, Inc.
1.299% due 05/07/2010	700	701
Goldman Sachs Group, Inc.
0.429% due 02/06/2012	700	697
Morgan Stanley
2.350% due 05/14/2010	700	701
U.S. Trade Funding Corp.
4.260% due 11/15/2014	434	456
Wachovia Bank N.A.
1.150% due 05/14/2010	700	701

Total Corporate Bonds & Notes (Cost $6,034)		6,078

MUNICIPAL BONDS & NOTES 0.8%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	313
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	182
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	300	310
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	205
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	29

Total Municipal Bonds & Notes (Cost $974)		1,039

U.S. GOVERNMENT AGENCIES 30.4%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	1,700	861
0.289% due 07/25/2037	138	132
0.700% due 08/25/2021	12	12
0.850% due 08/25/2022	6	6
1.129% due 04/25/2032	18	19
1.150% due 04/25/2021	6	6
3.015% due 01/01/2033	14	14
4.250% due 05/25/2037	57	49
4.500% due 08/25/2018 - 09/01/2035	601	611
5.000% due 04/25/2032 - 08/25/2033	292	291
5.375% due 02/25/2022 - 04/11/2022	1,350	1,418
5.500% due 12/25/2035 - 06/25/2037	542	557
5.800% due 02/09/2026	500	517
5.820% due 04/01/2026	896	964
6.000% due 01/25/2036	557	584
6.080% due 09/01/2028	64	72
6.500% due 07/25/2031	586	643
Farmer Mac
7.344% due 07/25/2011	94	94

Federal Farm Credit Bank
5.050% due 03/28/2019	400	427
5.150% due 03/25/2020	250	269
5.160% due 03/14/2022	2,400	2,547
Federal Home Loan Bank
6.000% due 02/12/2021	50	58
6.125% due 06/08/2018	80	94
Federal Housing Administration
6.896% due 07/01/2020	288	285
Financing Corp.
0.000% due 09/26/2019	1,500	965
10.700% due 10/06/2017	650	933
Freddie Mac
0.630% due 01/15/2033	51	52
0.950% due 02/15/2027	11	11
1.250% due 02/15/2021	14	14
1.681% due 10/25/2044	84	80
4.000% due 06/15/2032	316	270
5.400% due 03/17/2021	1,000	1,086
5.500% due 08/15/2030 - 06/15/2034	1,698	1,765
5.625% due 11/23/2035	600	608
7.000% due 07/15/2023 - 12/01/2031	41	46
8.250% due 06/01/2016	350	422
Ginnie Mae
3.625% due 08/20/2030	9	9
5.500% due 01/20/2036	628	627
6.000% due 08/20/2033	1,483	1,581
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,355
5.500% due 04/26/2024	400	437
Overseas Private Investment Corp.
4.736% due 03/15/2022	351	359
Private Export Funding Corp.
5.000% due 12/15/2016	500	540
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	17,500	9,902
Resolution Funding Corp.
0.000% due 04/15/2028	1,700	663
Small Business Administration
5.240% due 08/01/2023	532	558
5.290% due 12/01/2027	498	535
Tennessee Valley Authority
4.500% due 04/01/2018	700	723
4.875% due 01/15/2048	800	740
5.500% due 07/18/2017	2,400	2,677
5.880% due 04/01/2036	500	539

Total U.S. Government Agencies (Cost $36,942)		38,027

U.S. TREASURY OBLIGATIONS 61.2%
U.S. Treasury Bonds
4.375% due 11/15/2039 (b)	2,200	2,081
4.500% due 08/15/2039	3,500	3,381
5.375% due 02/15/2031	400	443
5.500% due 08/15/2028	400	448
6.125% due 11/15/2027 (b)(c)	23,100	27,669
6.125% due 08/15/2029	500	602
6.250% due 08/15/2023	1,600	1,923
7.250% due 08/15/2022	5,100	6,630
8.000% due 11/15/2021	4,200	5,724
8.750% due 08/15/2020	700	989

U.S. Treasury Notes
0.875% due 02/29/2012	50	50
U.S. Treasury Strips
0.000% due 08/15/2020	1,300	837
0.000% due 02/15/2021	2,300	1,442
0.000% due 08/15/2022	4,200	2,425
0.000% due 08/15/2026	1,400	637
0.000% due 11/15/2026	7,700	3,455
0.000% due 11/15/2027	11,500	4,949
0.000% due 02/15/2028	4,900	2,055
0.000% due 11/15/2028	200	82
0.000% due 05/15/2030	2,700	1,026
0.000% due 05/15/2032	100	34
0.000% due 02/15/2033	1,700	549
0.000% due 05/15/2039 (c)	22,600	5,443
0.000% due 08/15/2039	5,800	1,372
0.000% due 11/15/2039	9,800	2,277
0.000% due 02/15/2040	100	23

Total U.S. Treasury Obligations (Cost $79,404)		76,546

MORTGAGE-BACKED SECURITIES 10.1%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	242	234
Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	812
Bear Stearns Adjustable Rate Mortgage Trust
2.810% due 03/25/2035	339	318
2.918% due 04/25/2033	212	190
2.927% due 04/25/2033	55	52
3.537% due 02/25/2034	56	48
3.553% due 01/25/2034	31	30
4.330% due 10/25/2035	500	444
Citigroup Mortgage Loan Trust, Inc.
2.760% due 10/25/2035	644	535
Countrywide Alternative Loan Trust
0.439% due 05/25/2035	119	69
5.500% due 10/25/2033	1,429	1,130
Countrywide Home Loan Mortgage Pass-Through Trust
0.549% due 03/25/2035	219	118
0.569% due 06/25/2035	1,741	1,536
Credit Suisse First Boston Mortgage Securities Corp.
3.102% due 11/25/2032	12	9
3.169% due 07/25/2033	52	48
First Horizon Asset Securities, Inc.
2.916% due 12/25/2033	58	54
First Republic Mortgage Loan Trust
0.580% due 11/15/2031	163	139
GMAC Mortgage Corp. Loan Trust
4.057% due 06/25/2034	62	52
GS Mortgage Securities Corp. II
0.318% due 03/06/2020	152	147
5.560% due 11/10/2039	3,000	2,974
Harborview Mortgage Loan Trust
0.359% due 04/19/2038	123	65
0.449% due 05/19/2035	92	55
4.154% due 07/19/2035	129	103
Impac CMB Trust
5.265% due 09/25/2034	449	352

JPMorgan Chase Commercial Mortgage Securities Corp.
5.746% due 02/12/2049	600	597
JPMorgan Mortgage Trust
3.442% due 07/25/2035	576	544
MASTR Asset Securitization Trust
5.500% due 09/25/2033	244	250
Residential Accredit Loans, Inc.
0.629% due 01/25/2033	19	16
0.629% due 03/25/2033	53	46
6.000% due 06/25/2036	199	108
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	26	27
Sequoia Mortgage Trust
0.579% due 07/20/2033	195	156
Structured Adjustable Rate Mortgage Loan Trust
0.449% due 05/25/2037	263	155
Structured Asset Mortgage Investments, Inc.
0.329% due 09/25/2047	138	135
0.889% due 09/19/2032	193	162
1.069% due 10/19/2033	56	46
Wachovia Bank Commercial Mortgage Trust
0.322% due 09/15/2021	54	48
5.572% due 10/15/2048	300	295
WaMu Mortgage Pass-Through Certificates
0.459% due 04/25/2045	83	66
1.471% due 08/25/2046	559	331
1.871% due 08/25/2042	6	5
3.328% due 10/25/2046	156	103
Washington Mutual MSC Mortgage Pass-Through Certificates
2.780% due 05/25/2033	11	9
2.862% due 02/25/2031	12	11
3.662% due 02/25/2033	3	2
3.666% due 02/25/2033	6	5

Total Mortgage-Backed Securities (Cost $14,070)		12,631

ASSET-BACKED SECURITIES 2.2%
Bear Stearns Asset-Backed Securities Trust
0.729% due 11/25/2042	136	120
Chase Issuance Trust
1.757% due 09/15/2015	800	833
First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 03/25/2037	17	16
Fremont Home Loan Trust
0.279% due 10/25/2036	50	49
HSI Asset Securitization Corp. Trust
0.279% due 12/25/2036	58	45
LA Arena Funding LLC
7.656% due 12/15/2026	74	70
MASTR Asset-Backed Securities Trust
0.289% due 11/25/2036	32	32
Renaissance Home Equity Loan Trust
0.669% due 08/25/2033	10	9
0.729% due 12/25/2033	52	41
SLM Student Loan Trust
0.239% due 10/27/2014	8	8
0.249% due 04/25/2017	92	92
0.359% due 04/25/2017	48	48
1.749% due 04/25/2023	1,269	1,314
Specialty Underwriting & Residential Finance
0.909% due 01/25/2034	12	9
Structured Asset Securities Corp.
0.519% due 01/25/2033	18	15

Total Asset-Backed Securities (Cost $2,684)		2,701

SHORT-TERM INSTRUMENTS 4.3%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/01/2010	340	340

(Dated 03/31/2010. Collateralized by
U.S. Treasury Bills 0.000% due 06/17/2010 valued at $350. Repurchase proceeds are $340.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 4.1%
	510,460	5,111

Total Short-Term Instruments (Cost $5,451)		5,451

Total Investments 113.9% (Cost $145,559)		$142,473
Written Options (e) (0.1%)		(64)
(Premiums $230)
Other Assets and Liabilities (Net) (13.8%)		(17,293)

Net Assets 100.0%		$125,116

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Portfolio.

(b)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $9,846 at a weighted average interest rate of 0.136%. On March 31, 2010, securities valued at $11,304 were pledged as collateral for reverse repurchase agreements.

(c)	Securities with an aggregate market value of $157 and cash of $116 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	64	$20
90-Day Eurodollar June Futures	Long	06/2010	23	206
90-Day Eurodollar September Futures	Long	09/2010	30	61
Ultra Long-Term U.S. Treasury Bond June Futures	Long	06/2010	21	(20)

				$267

(d)	Swap agreements outstanding on March 31, 2010:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA	$9,700	$256	$130	$126
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	5,800	153	78	75
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	1,000	26	(10)	36
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	2,400	61	(7)	68
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS	3,700	83	44	39
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	CITI	3,500	148	69	79

						$727	$304	$423

(e)	Written options outstanding on March 31, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	$1,800	$3	$0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	1,800	14	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	2,000	13	6
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	2,000	8	5
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	2,000	17	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	2,000	9	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	2,200	15	9
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	2,200	18	14
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	4,100	44	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	5,200	49	2
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	3,500	16	9
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	3,500	24	19

							$230	$64

(f)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$5,622	$456	$6,078
U.S. Government Agencies	0	37,647	380	38,027
U.S. Treasury Obligations	0	76,546	0	76,546
Mortgage-Backed Securities	0	12,631	0	12,631
Other Investments+++	5,111	4,080	0	9,191

Investments, at value	$5,111	$136,526	$836	$142,473
Financial Derivative Instruments++++	$267	$359	$0	$626

Totals	$5,378	$136,885	$836	$143,099

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2010:

Category++	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
Corporate Bonds & Notes	$468	$0	$0	$0	$(12)	$0	$0	$456	$(12)
U.S. Government Agencies	389	(10)	0	0	1	0	0	380	1

Investments, at value	$857	$(10)	$0	$0	$(11)	$0	$0	$836	$(11)

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+ + +	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
+ + ++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Portfolio

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Daimler Finance North America LLC
4.230% due 08/03/2012	$1,813	$1,812

Total Bank Loan Obligations (Cost $1,756)		1,812

CORPORATE BONDS & NOTES 17.0%
BANKING & FINANCE 15.6%
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	2,400	2,437
American Express Centurion Bank
5.550% due 10/17/2012	3,700	3,991
American Express Credit Corp.
0.409% due 12/02/2010	4,100	4,099
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011	3,500	3,659
American General Finance Corp.
4.000% due 03/15/2011	2,500	2,451
4.625% due 09/01/2010	4,000	3,994
5.625% due 08/17/2011	900	881
American International Group, Inc.
4.950% due 03/20/2012	1,600	1,633
ANZ National International Ltd.
6.200% due 07/19/2013	1,000	1,103
Banco Santander Chile
2.875% due 11/13/2012	4,500	4,517
Bank of America Corp.
0.420% due 08/13/2010	4,400	4,402
2.100% due 04/30/2012	2,200	2,242
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015	2,200	2,225
Citibank N.A.
1.875% due 05/07/2012	2,200	2,230
1.875% due 06/04/2012	1,100	1,114
Citigroup Funding, Inc.
1.299% due 05/07/2010	100	100
1.875% due 10/22/2012	1,600	1,614
2.250% due 12/10/2012	4,400	4,474
Citigroup, Inc.
0.400% due 05/18/2010	100	100
2.125% due 04/30/2012	2,200	2,241
5.500% due 04/11/2013	7,100	7,466
5.625% due 08/27/2012	2,800	2,937
Commonwealth Bank of Australia
0.671% due 07/12/2013	13,100	13,185
Countrywide Financial Corp.
5.800% due 06/07/2012	1,900	2,021
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	400	411
Deutsche Bank Capital Funding Trust I
3.221% due 12/29/2049	14,600	10,293
Dexia Credit Local
0.652% due 03/05/2013	9,100	9,115
El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,352
Ford Motor Credit Co. LLC
3.001% due 01/13/2012	600	584
7.000% due 10/01/2013	50	52
7.375% due 02/01/2011	100	103

General Electric Capital Corp.
0.450% due 01/08/2016	300	275
2.000% due 09/28/2012	1,900	1,927
2.125% due 12/21/2012	800	811
2.250% due 03/12/2012	2,800	2,861
2.625% due 12/28/2012	1,300	1,336
GMAC, Inc.
6.000% due 12/15/2011	300	300
Golden West Financial Corp.
4.750% due 10/01/2012	600	631
ING Bank NV
3.900% due 03/19/2014	1,100	1,156
International Lease Finance Corp.
0.472% due 05/24/2010	200	200
5.400% due 02/15/2012	5,800	5,710
5.550% due 09/05/2012	8,300	8,088
6.625% due 11/15/2013	1,805	1,758
JPMorgan Chase & Co.
0.278% due 05/07/2010	3,800	3,800
Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)	1,000	235
3.011% due 12/23/2010 (a)	900	211
5.625% due 01/24/2013 (a)	1,700	408
Lloyds TSB Bank PLC
12.000% due 12/29/2049	6,000	6,696
Longpoint Re Ltd.
5.507% due 11/08/2011	700	700
Merrill Lynch & Co., Inc.
0.449% due 11/01/2011	9,000	8,897
Metropolitan Life Global Funding I
0.651% due 07/13/2011	6,900	6,894
Morgan Stanley
2.350% due 05/14/2010	100	100
Nippon Life Insurance Co.
4.875% due 08/09/2010	7,555	7,625
Rabobank Nederland NV
4.200% due 05/13/2014	2,000	2,105
Residential Reinsurance 2007 Ltd.
10.502% due 06/07/2010	300	303
Royal Bank of Scotland Group PLC
0.531% due 10/14/2016	400	334
0.650% due 04/08/2011	2,300	2,305
3.000% due 12/09/2011	1,900	1,954
6.375% due 02/01/2011	3,300	3,350
Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	5,100	5,100
SLM Corp.
0.457% due 03/15/2011	2,500	2,439
SunTrust Bank
6.375% due 04/01/2011	2,400	2,506
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	4,800	5,340
UBS AG
1.352% due 02/23/2012	2,300	2,312
Wells Fargo & Co.
7.980% due 03/29/2049	3,500	3,675
Westpac Banking Corp.
2.250% due 11/19/2012	6,900	6,953

		196,321

INDUSTRIALS 1.0%
Daimler Finance North America LLC
7.750% due 01/18/2011	4,400	4,630
El Paso Corp.
7.000% due 05/15/2011	1,100	1,144
Gaz Capital S.A.
7.510% due 07/31/2013	2,500	2,728
Wyeth
5.500% due 03/15/2013	4,000	4,381

		12,883

UTILITIES 0.4%
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	2,000	2,030
Dominion Resources, Inc.
5.000% due 03/15/2013	3,000	3,193

		5,223

Total Corporate Bonds & Notes (Cost $212,812)		214,427

CONVERTIBLE BONDS & NOTES 0.1%
National City Corp.
4.000% due 02/01/2011	800	818

Total Convertible Bonds & Notes (Cost $807)		818

MUNICIPAL BONDS & NOTES 0.5%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	5,800	5,850

Total Municipal Bonds & Notes (Cost $5,800)		5,850

U.S. GOVERNMENT AGENCIES 10.8%
Fannie Mae
0.289% due 12/25/2036 - 07/25/2037	2,998	2,889
0.579% due 07/25/2037 - 03/25/2044	10,381	10,297
0.629% due 05/25/2031 - 11/25/2032	1,886	1,882
0.968% due 03/25/2040	11,832	11,824
1.671% due 07/01/2042 - 06/01/2043	782	784
1.721% due 09/01/2041	433	434
1.750% due 05/07/2013	7,200	7,187
1.871% due 09/01/2040	3	3
2.405% due 11/01/2035	229	233
3.207% due 09/01/2035	698	726
3.421% due 07/01/2035	255	265
4.679% due 12/01/2036	53	56
4.912% due 09/01/2034	48	50
5.000% due 04/25/2033	53	57
6.000% due 08/01/2016 - 01/01/2039	55,620	59,193
6.250% due 02/01/2011 (f)	11,100	11,638
6.500% due 10/01/2037 - 12/25/2042	687	746
FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011	2,600	2,560
Federal Housing Administration
7.430% due 10/01/2020	7	7

Freddie Mac
0.197% due 09/19/2011	9,300	9,299
0.269% due 12/25/2036	2,237	2,164
0.380% due 07/15/2019 - 08/15/2019	4,933	4,904
0.489% due 08/25/2031	259	247
0.530% due 05/15/2036	807	808
0.580% due 12/15/2030	230	230
0.630% due 06/15/2018	99	98
1.125% due 06/01/2011	3,000	3,016
1.681% due 02/25/2045	546	521
4.928% due 07/01/2035	499	516
5.000% due 07/15/2024	200	201
5.500% due 08/15/2030 - 04/01/2040	1,001	1,057
6.000% due 09/01/2016 - 05/01/2040	1,063	1,138
6.500% due 07/25/2043	113	125
Small Business Administration
5.600% due 09/01/2028	894	963

Total U.S. Government Agencies (Cost $135,007)		136,118

U.S. TREASURY OBLIGATIONS 15.9%
U.S. Treasury Notes
0.875% due 01/31/2012 (f)	127,700	127,595
0.875% due 02/29/2012	21,500	21,462
1.000% due 10/31/2011 (f)	2,600	2,610
1.000% due 12/31/2011	31,800	31,873
1.375% due 03/15/2013 (f)	4,200	4,177
3.250% due 03/31/2017	12,400	12,381

Total U.S. Treasury Obligations (Cost $200,158)		200,098

MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust
5.049% due 09/25/2035	1,466	961
American Home Mortgage Investment Trust
2.229% due 02/25/2045	317	249
2.486% due 10/25/2034	815	675
Banc of America Funding Corp.
6.030% due 01/20/2047	1,205	844
Banc of America Mortgage Securities, Inc.
3.913% due 05/25/2033	1,035	925
4.090% due 07/25/2034	903	828
6.500% due 10/25/2031	33	32
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	4,697	4,379
2.918% due 04/25/2033	12	11
2.934% due 03/25/2035	5,227	4,953
3.399% due 02/25/2033	3	2
3.553% due 01/25/2034	52	49
3.738% due 08/25/2035	739	513
4.138% due 07/25/2034	817	660
4.978% due 01/25/2035	637	607
5.453% due 04/25/2033	28	26
Bear Stearns Alt-A Trust
0.389% due 02/25/2034	842	633
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	400	386
5.471% due 01/12/2045	1,200	1,224
Bear Stearns Mortgage Funding Trust
0.299% due 02/25/2037	371	365
Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	1,678	1,036
5.624% due 12/26/2046	941	579
Citigroup Mortgage Loan Trust, Inc.
2.990% due 12/25/2035	415	378
4.584% due 08/25/2035	1,982	760

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,600	3,526
Countrywide Alternative Loan Trust
0.409% due 05/25/2047	932	490
6.000% due 10/25/2033	40	40
Countrywide Home Loan Mortgage Pass-Through Trust
3.388% due 02/20/2035	2,318	1,971
3.510% due 11/25/2034	1,372	1,165
5.250% due 02/20/2036	834	552
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	3	2
3.169% due 07/25/2033	9,061	7,795
4.938% due 12/15/2040	12	12
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	400	393
First Horizon Alternative Mortgage Securities
2.378% due 09/25/2034	2,358	1,998
First Horizon Asset Securities, Inc.
5.343% due 08/25/2035	737	656
GMAC Mortgage Corp. Loan Trust
3.553% due 11/19/2035	415	339
Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	477	433
0.309% due 01/25/2047	606	557
Greenpoint Mortgage Pass-Through Certificates
3.474% due 10/25/2033	856	637
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	199
5.444% due 03/10/2039	1,900	1,850
GS Mortgage Securities Corp. II
0.318% due 03/06/2020	1,827	1,764
GSR Mortgage Loan Trust
2.954% due 09/25/2035	2,050	1,893
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.449% due 05/19/2035	206	123
4.880% due 07/19/2035	1,150	833
Impac CMB Trust
1.229% due 07/25/2033	366	328
Indymac Index Mortgage Loan Trust
2.948% due 12/25/2034	588	426
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	600	579
5.882% due 02/15/2051	1,300	1,273
JPMorgan Mortgage Trust
5.016% due 02/25/2035	666	660
5.750% due 01/25/2036	113	97
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	79	79
MASTR Asset Securitization Trust
5.500% due 09/25/2033	44	46
Mellon Residential Funding Corp.
0.712% due 06/15/2030	332	280
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	2,700	2,480
Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	595	430
MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	468	392
1.229% due 10/25/2035	290	232
2.040% due 01/25/2029	47	44
4.250% due 10/25/2035	1,434	1,273

Morgan Stanley Capital I
0.289% due 10/15/2020	1,702	1,567
5.809% due 12/12/2049	300	296
Morgan Stanley Re-REMIC Trust
5.841% due 08/12/2045	700	707
Prime Mortgage Trust
0.629% due 02/25/2019	7	6
0.629% due 02/25/2034	34	31
Residential Funding Mortgage Securities I
5.200% due 09/25/2035	1,694	1,215
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	119	119
Structured Adjustable Rate Mortgage Loan Trust
1.871% due 01/25/2035	474	224
2.781% due 02/25/2034	639	556
2.817% due 01/25/2035	1,664	1,400
2.828% due 08/25/2034	866	781
5.139% due 08/25/2035	497	362
Structured Asset Mortgage Investments, Inc.
0.329% due 09/25/2047	1,244	1,218
0.479% due 07/19/2035	1,237	1,146
0.509% due 02/25/2036	294	170
0.889% due 09/19/2032	9	8
Structured Asset Securities Corp.
3.183% due 10/25/2035	627	529
Thornburg Mortgage Securities Trust
0.339% due 11/25/2046	724	706
0.349% due 10/25/2046	2,317	2,261
Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	2,173	1,920
0.322% due 09/15/2021	2,699	2,410
WaMu Mortgage Pass-Through Certificates
0.499% due 12/25/2045	257	196
0.519% due 10/25/2045	1,465	1,131
1.201% due 01/25/2047	606	364
1.671% due 11/25/2042	111	82
1.760% due 05/25/2041	73	66
1.871% due 06/25/2042	70	54
1.871% due 08/25/2042	274	195
3.078% due 02/27/2034	51	48
3.328% due 09/25/2046	819	503
Wells Fargo Mortgage-Backed Securities Trust
4.943% due 01/25/2035	1,518	1,478
4.950% due 03/25/2036	991	874
4.986% due 12/25/2034	1,080	1,064

Total Mortgage-Backed Securities (Cost $91,655)		80,610

ASSET-BACKED SECURITIES 1.8%
ACE Securities Corp.
0.289% due 10/25/2036	244	153
Amortizing Residential Collateral Trust
0.809% due 07/25/2032	13	12
Asset-Backed Funding Certificates
0.289% due 01/25/2037	171	167
Asset-Backed Securities Corp. Home Equity
0.504% due 09/25/2034	286	240
1.880% due 03/15/2032	222	158
Atrium CDO Corp.
0.679% due 06/27/2015	6,023	5,515
Bear Stearns Asset-Backed Securities Trust
1.229% due 10/25/2037	3,826	2,528

Countrywide Asset-Backed Certificates
0.279% due 05/25/2037		1,135	1,116
0.279% due 06/25/2047		1,517	1,466
0.299% due 06/25/2047		303	289
0.309% due 06/25/2037		231	223
0.339% due 10/25/2046		136	133
0.489% due 05/25/2036		2,901	2,476
0.709% due 12/25/2031		47	24
Credit Suisse First Boston Mortgage Securities Corp.
0.849% due 01/25/2032		9	7
Equity One ABS, Inc.
0.789% due 11/25/2032		15	12
First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036		356	348
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		1,000	1,003
GE-WMC Mortgage Securities LLC
0.269% due 08/25/2036		20	7
HFC Home Equity Loan Asset-Backed Certificates
0.519% due 01/20/2034		1,778	1,583
0.579% due 09/20/2033		160	141
Landmark CDO Ltd.
0.721% due 01/15/2016		3,428	3,181
Lehman XS Trust
0.309% due 11/25/2046		343	342
Long Beach Mortgage Loan Trust
0.509% due 10/25/2034		34	29
MASTR Asset-Backed Securities Trust
0.289% due 11/25/2036		116	116
Morgan Stanley ABS Capital I
0.279% due 09/25/2036		148	148
Nationstar Home Equity Loan Trust
0.349% due 04/25/2037		1,869	1,773
Option One Mortgage Loan Trust
0.279% due 01/25/2037		9	9
Structured Asset Securities Corp.
0.279% due 10/25/2036		230	228
Truman Capital Mortgage Loan Trust
0.569% due 01/25/2034		14	13

Total Asset-Backed Securities (Cost $26,341)			23,440

SOVEREIGN ISSUES 0.6%
Korea Development Bank
0.391% due 04/06/2010		6,100	6,100
Societe Financement de l’Economie Francaise
0.451% due 07/16/2012		1,000	1,005

Total Sovereign Issues (Cost $7,100)			7,105

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	4,500	2,274
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	558
Goldman Sachs Group, Inc.
1.015% due 01/30/2017		7,900	9,688
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		700	966
SunTrust Bank
0.822% due 12/20/2011		1,400	1,788

Total Foreign Currency-Denominated Issues (Cost $15,758)			15,274

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%
Bank of America Corp.
7.250% due 12/31/2049	1,339	1,305
Motors Liquidation Co.
5.250% due 03/06/2032	4,000	35
Wells Fargo & Co.
7.500% due 12/31/2049	7,463	7,291

Total Convertible Preferred Securities (Cost $7,136)		8,631

PREFERRED STOCKS 0.3%
DG Funding Trust
2.501% due 12/31/2049	420	3,423

Total Preferred Stocks (Cost $4,462)		3,423

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 41.0%
CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo
2.375% due 12/21/2012	$7,200	7,255

COMMERCIAL PAPER 2.8%
Fannie Mae
0.185% due 06/23/2010	5,000	4,999
0.280% due 08/03/2010	2,000	1,998
Federal Home Loan Bank
0.121% due 04/09/2010	3,000	3,000
0.133% due 04/21/2010	14,000	13,999
0.388% due 04/19/2010	6,000	6,000
Freddie Mac
0.209% due 05/05/2010	1,000	1,000
0.230% due 08/03/2010	4,000	3,997

		34,993

REPURCHASE AGREEMENTS 3.3%
Barclays Capital, Inc.
0.030% due 04/01/2010	7,000	7,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 07/15/2016 valued at $7,175. Repurchase proceeds are $7,000.)
JPMorgan Chase Bank N.A.
0.010% due 04/01/2010	31,700	31,700
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.117% due 05/20/2010 valued at $32,341. Repurchase proceeds are $31,700.)
State Street Bank and Trust Co.
0.010% due 04/01/2010	3,292	3,292
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $3,360. Repurchase proceeds are $3,292.)

		41,992

U.S. TREASURY BILLS 4.0%
0.132% due 04/22/2010 - 09/02/2010 (b)(d)(f)	$50,527	50,517

U.S. TREASURY CASH MANAGEMENT BILLS 3.6%
0.126% due 04/01/2010	46,000	46,000

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 26.7%
	33,601,004	336,447

Total Short-Term Instruments (Cost $517,175)		517,204

Total Investments 96.4% (Cost $1,225,967)		$1,214,810
Written Options (h) (0.1%) (Premiums $2,997)		(730)
Other Assets and Liabilities (Net) 3.7%		46,464

Net Assets 100.0%		$1,260,544

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average rate.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $425 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.

(e)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $66,384 at a weighted average interest rate of 0.067%. On March 31, 2010, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $3,570 and cash of $49 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance June Futures	Long	06/2010	45	$(21)
3-Month Canadian Bankers’ Acceptance September Futures	Long	09/2010	91	(72)
90-Day Eurodollar December Futures	Long	12/2010	145	266
90-Day Eurodollar June Futures	Long	06/2010	2,872	1,695
90-Day Eurodollar September Futures	Long	09/2010	278	120
Euro-Bobl June Futures	Long	06/2010	208	93
Euro-Bund 10-Year Bond June Futures	Long	06/2010	14	1
U.S. Treasury 2-Year Note June Futures	Long	06/2010	404	(56)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	71	(72)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	60	14
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	80	21
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	58	8

				$1,997

(g)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GSC	1.380%	06/20/2013	2.073%	$2,700	$(56)	$0	$(56)
American International Group, Inc.	RBS	1.360%	06/20/2013	2.073%	2,700	(58)	0	(58)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.559%	1,800	6	7	(1)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.559%	2,300	8	9	(1)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.559%	1,400	5	5	0
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.789%	3,500	8	(23)	31
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.789%	100	0	(1)	1
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.789%	700	2	(4)	6
Citigroup, Inc.	JPM	1.000%	03/20/2011	0.789%	1,600	4	(10)	14
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	2.742%	600	41	0	41
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	2.742%	200	5	0	5
Ford Motor Credit Co. LLC	JPM	6.800%	09/20/2012	2.742%	8,300	797	0	797
General Electric Capital Corp.	BNP	1.000%	09/20/2010	0.911%	400	0	(5)	5
General Electric Capital Corp.	BNP	0.780%	03/20/2011	0.944%	900	(1)	0	(1)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.314%	700	(1)	0	(1)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.363%	2,200	207	0	207
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.363%	1,600	169	0	169
General Electric Capital Corp.	DUB	0.800%	06/20/2011	0.956%	4,300	(7)	0	(7)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.063%	600	4	0	4
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.363%	2,400	246	0	246
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.363%	1,900	240	0	240
General Electric Capital Corp.	GSC	0.900%	12/20/2010	0.926%	300	0	0	0
GMAC, Inc.	BCLY	3.650%	09/20/2012	2.917%	1,000	18	0	18
GMAC, Inc.	GSC	3.200%	09/20/2012	2.917%	500	4	0	4
GMAC, Inc.	JPM	4.850%	09/20/2012	2.917%	900	41	0	41
Indonesia Government International Bond	CITI	1.000%	06/20/2011	0.792%	1,650	5	1	4
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	0.792%	550	2	1	1
Indonesia Government International Bond	MSC	1.000%	06/20/2011	0.792%	1,650	5	4	1
Indonesia Government International Bond	RBS	1.000%	06/20/2011	0.792%	1,650	5	3	2
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.607%	4,400	83	42	41
Japan Government International Bond	BOA	1.000%	03/20/2015	0.607%	5,900	111	39	72
Japan Government International Bond	DUB	1.000%	03/20/2015	0.607%	100	2	1	1
Japan Government International Bond	GSC	1.000%	03/20/2015	0.607%	4,200	79	40	39
Japan Government International Bond	JPM	1.000%	03/20/2015	0.607%	600	11	7	4
JSC Gazprom	BCLY	1.600%	12/20/2012	1.733%	3,800	4	0	4
JSC Gazprom	MSC	0.860%	11/20/2011	1.473%	2,600	(18)	0	(18)
JSC Gazprom	MSC	2.480%	02/20/2013	1.765%	6,500	147	0	147
Korea Government Bond	CITI	0.520%	12/20/2010	0.378%	1,000	1	0	1
Korea Government Bond	UBS	0.550%	12/20/2010	0.378%	1,000	1	0	1
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.523%	2,100	8	5	3
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.523%	1,900	7	4	3
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.523%	1,400	6	4	2
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.523%	1,400	5	3	2
Russia Government International Bond	GSC	1.000%	12/20/2010	0.552%	4,400	16	5	11
Russia Government International Bond	UBS	1.000%	12/20/2010	0.552%	1,700	6	1	5
SLM Corp.	BNP	5.050%	03/20/2013	3.038%	1,500	86	0	86
State of Illinois General Obligation Bonds, Series 2006	GSC	2.050%	03/20/2012	1.690%	300	2	0	2
State of Illinois General Obligation Bonds, Series 2006	GSC	2.100%	03/20/2012	1.690%	700	6	0	6
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.736%	1,400	18	9	9
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.736%	1,200	15	8	7
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.719%	200	3	2	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.736%	2,600	33	15	18
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.736%	4,500	57	24	33

						$2,388	$196	$2,192

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$1,900	$224	$190	$34
CDX.EM-12 Index	UBS	5.000%	12/20/2014	1,000	118	100	18
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	1,000	126	125	1
CDX.EM-13 Index	GSC	5.000%	06/20/2015	400	50	50	0
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(15)	0	(15)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,059	(2)	0	(2)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	130	0	130
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	386	6	0	6

					$640	$465	$175

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,300	$59	$0	$59
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	2,400	3	4	(1)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,800	3	4	(1)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		2,100	8	9	(1)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	(2)	0	(2)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		2,300	(1)	0	(1)
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	2,913	(55)	2,968
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,000	0	0	0
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		7,100	2	1	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,400	1	0	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,100	3	3	0
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		1,000	3	4	(1)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,100	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		2,500	6	0	6
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,200	4	3	1
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		600	4	4	0
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	16,900	114	0	114
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY	EUR	25,900	790	111	679
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		1,300	40	1	39
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		3,900	119	(2)	121

							$4,070	$87	$3,983

(h)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$119.000	04/23/2010	43	$23	$2
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	43	18	5

				$41	$7

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	$ 34,200	$ 204	$ 14
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,000	28	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	12,600	69	49
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	12,600	72	81
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	1,600	16	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	24,500	73	10
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	26,100	50	9
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	1,000	9	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	10,100	93	30
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	10,100	98	25
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	6,400	42	17
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	6,400	64	35
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	800	4	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	19,500	248	0
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	300	4	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	19,500	237	6
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	900	4	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	5,200	48	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	900	8	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	3,200	78	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	2,000	10	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	8,000	63	1
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	2,500	53	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	12,400	126	37
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	12,400	117	30
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	30,100	75	75
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	30,100	180	180
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	14,800	118	1
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	2,200	19	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	1,100	10	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	72,000	552	6
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	55	2

							$2,827	$610

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-13 5-Year Index	BOA	Buy	0.800%	06/16/2010	$1,100	$2	$3
Put - OTC CDX.IG-13 5-Year Index	BOA	Sell	1.300%	06/16/2010	1,100	3	0
Call - OTC CDX.IG-13 5-Year Index	JPM	Buy	0.800%	06/16/2010	2,000	4	5
Put - OTC CDX.IG-13 5-Year Index	JPM	Sell	1.300%	06/16/2010	2,000	4	1

						$13	$9

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$12,200	$58	$2
Call - OTC USD versus JPY		94.000	04/20/2010	12,200	58	102

					$116	$104

(i)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	05/01/2040	$16,000	$17,050	$17,068

(j)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,863	04/2010	JPM	$54	$0	$54
Buy	BRL	2,545	04/2010	GSC	0	(22)	(22)
Sell		2,545	04/2010	HSBC	0	(6)	(6)
Buy		2,545	06/2010	HSBC	6	0	6
Sell	CAD	43	04/2010	CITI	0	(1)	(1)
Sell		465	04/2010	CSFB	0	(5)	(5)
Buy		809	04/2010	JPM	21	0	21
Sell		26	04/2010	RBS	0	0	0
Buy	CNY	366	08/2010	BCLY	0	(1)	(1)
Buy		466	08/2010	DUB	0	(1)	(1)
Buy		14,807	08/2010	HSBC	1	(28)	(27)
Buy		29,810	08/2010	JPM	2	(28)	(26)
Buy		9,517	08/2010	MSC	2	(15)	(13)
Buy		736	11/2010	BCLY	0	(1)	(1)
Buy		1,194	11/2010	CITI	0	(2)	(2)
Buy		3,081	11/2010	DUB	0	(7)	(7)
Buy		1,218	11/2010	MSC	0	(3)	(3)
Sell	EUR	1,508	04/2010	BCLY	5	0	5
Sell		4,044	04/2010	CITI	97	0	97
Sell		7,241	04/2010	JPM	475	0	475
Sell		330	04/2010	UBS	5	0	5
Sell	GBP	3,315	06/2010	RBS	0	(32)	(32)
Buy	IDR	915,300	10/2010	BOA	7	0	7
Buy		6,768,710	10/2010	CITI	47	0	47
Buy		915,300	10/2010	RBS	7	0	7
Buy		1,986,660	10/2010	UBS	10	0	10
Buy		1,465,950	11/2010	BCLY	4	0	4
Buy		1,459,500	11/2010	CITI	4	0	4
Buy		657,825	11/2010	DUB	0	0	0
Buy		1,328,050	11/2010	HSBC	1	0	1
Sell	JPY	44,947	04/2010	BCLY	5	0	5
Sell		17,985	04/2010	BNP	2	0	2
Buy		44,957	04/2010	CITI	0	0	0
Sell		348,073	04/2010	CITI	64	0	64
Sell		104,522	04/2010	GSC	38	0	38
Sell		17,977	04/2010	UBS	2	0	2
Buy	KRW	103,000	07/2010	BCLY	4	0	4
Buy		203,953	07/2010	DUB	8	0	8
Buy		169,420	07/2010	MSC	6	0	6
Buy		907,988	08/2010	BCLY	36	0	36
Buy		405,526	08/2010	MSC	12	0	12
Buy		417,828	11/2010	BCLY	11	0	11
Buy		47,263	11/2010	BOA	1	0	1
Buy		751,179	11/2010	CITI	13	0	13
Buy		127,886	11/2010	DUB	2	0	2
Buy		70,380	11/2010	GSC	2	0	2
Buy		494,340	11/2010	JPM	4	0	4
Buy		253,242	11/2010	MSC	2	0	2
Sell	MXN	16,329	04/2010	HSBC	0	(29)	(29)
Buy		13,114	04/2010	JPM	76	0	76
Buy		3,215	04/2010	MSC	10	0	10
Buy		16,329	09/2010	HSBC	28	0	28
Buy	MYR	1,078	06/2010	BCLY	19	0	19
Buy		1,112	06/2010	DUB	20	0	20
Buy		101	06/2010	MSC	1	0	1
Buy		1,468	10/2010	BCLY	15	0	15
Buy		206	10/2010	BOA	2	0	2
Buy		714	10/2010	CITI	8	0	8
Buy		104	10/2010	DUB	1	0	1
Sell	PHP	2,223	04/2010	BCLY	0	(1)	(1)
Sell		7,172	04/2010	CITI	0	(1)	(1)
Sell		2,130	04/2010	DUB	0	(1)	(1)
Buy		11,525	04/2010	MSC	5	0	5
Buy		2,223	11/2010	BCLY	0	0	0
Buy		7,172	11/2010	CITI	0	0	0
Buy		2,130	11/2010	DUB	0	0	0
Buy	SGD	142	06/2010	BCLY	2	0	2
Buy		469	06/2010	CITI	1	(2)	(1)
Buy		155	06/2010	DUB	1	0	1
Buy		127	06/2010	UBS	1	0	1
Buy		251	09/2010	BCLY	0	0	0
Buy		187	09/2010	CITI	1	0	1
Buy		161	09/2010	GSC	1	0	1
Buy	TWD	2,515	06/2010	BOA	1	0	1
Buy		2,955	06/2010	DUB	1	0	1
Buy		3,250	06/2010	MSC	1	0	1
Buy		407	10/2010	BCLY	0	0	0
Buy		1,210	10/2010	CITI	0	0	0

					$1,155	$(186)	$969

(k)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$214,427	$0	$214,427
U.S. Government Agencies	0	136,111	7	136,118
U.S. Treasury Obligations	0	200,098	0	200,098
Mortgage-Backed Securities	0	80,610	0	80,610
Short-Term Instruments	336,447	180,757	0	517,204
Other Investments+++	8,596	45,638	12,119	66,353

Investments, at value	$345,043	$857,641	$12,126	$1,214,810
Short Sales, at value	$0	$(17,068)	$0	$(17,068)
Financial Derivative Instruments++++	$1,998	$6,598	$(10)	$8,586

Totals	$347,041	$847,171	$12,116	$1,206,328

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2010:

Category++	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010+++++
Corporate Bonds & Notes	$5,891	$0	$0	$0	$805	$0	$(6,696)	$0	$0
U.S. Government Agencies	7	0	0	0	0	0	0	7	0
Other Investments+++	12,481	(146)	8	6	(230)	0	0	12,119	(233)

Investments, at value	$18,379	$(146)	$8	$6	$575	$0	$(6,696)	$12,126	$(233)
Financial Derivative Instruments++++	$0	$(13)	$0	$0	$3	$0	$0	$(10)	$3

Totals	$18,379	$(159)	$8	$6	$578	$0	$(6,696)	$12,116	$(230)

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Money Market Portfolio

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

CORPORATE BONDS & NOTES 3.6%
Bank of Scotland PLC
0.290% due 06/18/2010	$2,000	$1,986
Merrill Lynch & Co., Inc.
2.500% due 05/12/2010	2,600	2,598
Morgan Stanley
4.250% due 05/15/2010	650	653
Svenska Handelsbanken AB
0.201% due 07/01/2011	1,000	1,000
Wachovia Corp.
4.375% due 06/01/2010	3,000	3,019

Total Corporate Bonds & Notes		9,256
(Cost $9,256)

U.S. GOVERNMENT AGENCIES 1.7%
Freddie Mac
6.875% due 09/15/2010	4,300	4,426

Total U.S. Government Agencies		4,426
(Cost $4,426)

SHORT-TERM INSTRUMENTS 94.7%
CERTIFICATES OF DEPOSIT 2.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.220% due 04/15/2010	5,000	5,000
BNP Paribas Finance, Inc.
0.340% due 03/22/2011	1,000	1,000
Royal Bank of Scotland Group PLC
0.829% due 07/19/2010	1,000	1,000

		7,000

COMMERCIAL PAPER 34.3%
BNP Paribas Finance, Inc.
0.180% due 04/12/2010	5,300	5,300
Citigroup Funding, Inc.
0.200% due 04/09/2010	5,300	5,300
ENI Finance USA, Inc.
0.230% due 04/28/2010	5,300	5,299
Fannie Mae
0.185% due 06/23/2010	5,000	4,998
0.280% due 08/03/2010	3,000	2,998
Federal Home Loan Bank
0.121% due 04/09/2010	3,000	3,000
0.133% due 04/21/2010	13,000	12,999
0.280% due 07/09/2010	5,600	5,600
0.388% due 04/19/2010	6,000	6,000
0.520% due 06/01/2010	3,400	3,400
Freddie Mac
0.209% due 05/05/2010	1,000	1,000
0.230% due 08/03/2010	4,000	3,997
Groupe BPCE
0.265% due 06/09/2010	5,000	4,997
Nordea North America, Inc.
0.170% due 04/05/2010	5,300	5,300
Société de Prise de Participation de l’Etat
0.205% due 05/18/2010	5,000	4,998
Societe Generale N.A.
0.210% due 04/15/2010	5,000	4,999
Straight-A Funding LLC
0.190% due 05/10/2010	7,900	7,898
Toyota Motor Credit Corp.
0.250% due 04/20/2010	1,200	1,200

		89,283

REPURCHASE AGREEMENTS 14.5%
Goldman Sachs & Co.
0.010% due 04/01/2010	26,000	26,000
(Dated 03/31/2010. Collateralized by Fannie Mae 5.500% due 02/01/2035 valued at $26,255. Repurchase proceeds are $26,000.)
JPMorgan Chase Bank N.A.
0.010% due 04/01/2010	10,900	10,900
(Dated 03/31/2010. Collateralized by Freddie Mac 0.189% due 05/01/2012 valued at $11,136. Repurchase proceeds are $10,900.)
State Street Bank and Trust Co.
0.010% due 04/01/2010	823	823
(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $840. Repurchase proceeds are $823.)

		37,723

U.S. TREASURY BILLS 26.3%
0.159% due 04/15/2010 - 02/10/2011 (a)	68,500	68,469

U.S. TREASURY CASH MANAGEMENT BILLS 16.9%
0.126% due 04/01/2010	44,000	44,000

Total Short-Term Instruments		246,475
(Cost $246,475)

Total Investments 100.0%		$260,157
(Cost $260,157)
Other Assets and Liabilities (Net) 0.0%		65

Net Assets 100.0%		$260,222

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average rate.

(b)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Short-Term Instruments	$0	$246,475	$0	$246,475
Other Investments+++	0	13,682	0	13,682

Investments, at value	$0	$260,157	$0	$260,157

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

See Accompanying Notes

Schedule of Investments

Real Return Portfolio

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
International Lease Finance Corp.
10.000% due 02/23/2015	$1,000	$1,026
10.000% due 03/17/2016	5,900	5,985

Total Bank Loan Obligations (Cost $6,762)		7,011

CORPORATE BONDS & NOTES 29.4%
BANKING & FINANCE 27.0%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	4,100	4,470
American Express Bank FSB
0.310% due 07/13/2010	1,000	1,000
0.359% due 05/29/2012	1,480	1,460
American Express Centurion Bank
0.380% due 06/12/2012	2,100	2,065
American Express Credit Corp.
0.349% due 02/24/2012	2,700	2,669
0.378% due 10/04/2010	5,700	5,698
1.629% due 05/27/2010	1,000	1,002
5.875% due 05/02/2013	300	325
American International Group, Inc.
5.850% due 01/16/2018	1,300	1,210
8.175% due 05/15/2068	4,900	4,177
8.250% due 08/15/2018	1,600	1,681
ANZ National International Ltd.
0.691% due 08/19/2014	4,000	4,039
6.200% due 07/19/2013	3,200	3,529
Bank of America Corp.
0.350% due 08/15/2011	300	298
Bank of Scotland PLC
4.880% due 04/15/2011	2,400	2,503
Barclays Bank PLC
6.050% due 12/04/2017	2,300	2,375
7.434% due 09/29/2049	700	700
Bear Stearns Cos. LLC
6.950% due 08/10/2012	1,800	1,995
Citigroup Funding, Inc.
1.299% due 05/07/2010	19,300	19,316
Citigroup, Inc.
0.340% due 05/18/2011	1,300	1,292
0.382% due 03/16/2012	3,000	2,927
5.250% due 02/27/2012	3,200	3,353
5.300% due 10/17/2012	1,000	1,051
6.500% due 01/18/2011	10,800	11,230
Commonwealth Bank of Australia
0.538% due 09/17/2014	4,900	4,924
0.671% due 07/12/2013	26,600	26,774
0.751% due 06/25/2014	7,100	7,198
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	1,200	1,234
Dexia Credit Local
0.899% due 09/23/2011	2,500	2,519
Ford Motor Credit Co. LLC
7.250% due 10/25/2011	1,200	1,241
7.800% due 06/01/2012	100	104
Foundation Re II Ltd.
7.000% due 11/26/2010	800	793
General Electric Capital Corp.
0.253% due 09/21/2012	30,900	30,945
0.253% due 12/21/2012	51,100	51,141
GMAC, Inc.
5.375% due 06/06/2011	400	398
6.750% due 12/01/2014	1,600	1,591

Goldman Sachs Group, Inc.
0.351% due 06/28/2010	2,800	2,801
0.429% due 02/06/2012	1,300	1,294
HCP, Inc.
6.700% due 01/30/2018	3,000	3,062
HSBC Finance Corp.
0.460% due 08/09/2011	7,900	7,854
0.519% due 04/24/2012	3,000	2,976
0.601% due 07/19/2012	800	790
5.700% due 06/01/2011	4,550	4,742
6.750% due 05/15/2011	1,925	2,024
ING Bank NV
0.881% due 01/13/2012	13,200	13,179
1.090% due 03/30/2012	22,400	22,359
International Lease Finance Corp.
5.625% due 09/20/2013	1,600	1,510
6.625% due 11/15/2013	900	877
JPMorgan Chase & Co.
0.421% due 01/17/2011	4,200	4,207
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)	1,900	458
7.000% due 09/27/2027 (a)	100	24
Liberty Mutual Group, Inc.
5.750% due 03/15/2014	1,000	1,048
Longpoint Re Ltd.
5.507% due 11/08/2011	1,100	1,100
Macquarie Bank Ltd.
4.100% due 12/17/2013	9,000	9,578
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	4,000	4,240
Merna Reinsurance Ltd.
0.901% due 06/30/2012	4,200	4,156
Merrill Lynch & Co., Inc.
0.449% due 11/01/2011	6,900	6,821
0.482% due 06/05/2012	1,000	982
6.050% due 08/15/2012	11,900	12,716
Metropolitan Life Global Funding I
0.290% due 05/17/2010	4,940	4,941
0.651% due 07/13/2011	700	699
1.383% due 09/17/2012	8,900	8,944
Morgan Stanley
0.499% due 01/09/2012	14,065	13,912
0.540% due 04/19/2012	1,000	978
0.549% due 01/09/2014	8,600	8,230
0.731% due 10/15/2015	1,700	1,577
6.750% due 04/15/2011	4,200	4,435
Pricoa Global Funding I
0.381% due 06/26/2012	15,100	14,708
Prudential Financial, Inc.
4.671% due 06/10/2013	2,000	1,976
Royal Bank of Scotland Group PLC
0.512% due 03/30/2012	26,200	26,234
1.149% due 04/23/2012	700	710
Santander Holdings USA, Inc.
4.900% due 09/23/2010	6,570	6,674
Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	19,000	19,000
Svenska Handelsbanken AB
1.257% due 09/14/2012	7,400	7,459
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	2,400	2,670
U.S. Central Federal Credit Union
1.900% due 10/19/2012	10,800	10,906

UBS AG
1.169% due 05/05/2010	7,700	7,705
1.501% due 09/29/2011	4,200	4,220
Vita Capital III Ltd.
1.371% due 01/01/2012	700	674
Wachovia Bank N.A.
0.322% due 12/02/2010	2,400	2,401
Wachovia Corp.
0.379% due 04/23/2012	18,740	18,559
0.381% due 10/15/2011	2,900	2,888
Western Corporate Federal Credit Union
1.750% due 11/02/2012	9,900	9,935
Westpac Banking Corp.
0.447% due 12/14/2012	34,000	33,988
0.534% due 09/10/2014	1,100	1,103
2.700% due 12/09/2014	5,100	5,069

		538,620

INDUSTRIALS 2.2%
Alcoa, Inc.
6.750% due 07/15/2018	3,000	3,114
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	1,300	1,378
Cardinal Health, Inc.
6.000% due 06/15/2017	1,000	1,056
CIGNA Corp.
6.350% due 03/15/2018	2,000	2,158
DISH DBS Corp.
7.000% due 10/01/2013	5,000	5,225
Dow Chemical Co.
2.499% due 08/08/2011	6,500	6,616
4.850% due 08/15/2012	1,700	1,799
Gaz Capital S.A.
7.343% due 04/11/2013	500	544
Marriott International, Inc.
6.375% due 06/15/2017	5,000	5,242
Masco Corp.
6.125% due 10/03/2016	1,500	1,497
PACCAR, Inc.
1.431% due 09/14/2012	6,200	6,321
Rexam PLC
6.750% due 06/01/2013	1,200	1,317
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	1,007
UST LLC
6.625% due 07/15/2012	2,500	2,719
Waste Management, Inc.
6.100% due 03/15/2018	3,200	3,452
Xstrata Canada Corp.
7.350% due 06/05/2012	1,000	1,100

		44,545

UTILITIES 0.2%
Verizon Wireless Capital LLC
3.750% due 05/20/2011	3,700	3,816

Total Corporate Bonds & Notes (Cost $580,679)		586,981

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	600	424
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	900	668
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	385	390
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	550	554
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,055	839

Total Municipal Bonds & Notes (Cost $3,363)		2,875

U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae
0.289% due 12/25/2036	322	319
0.379% due 08/25/2034	190	180
0.429% due 10/27/2037	5,900	5,891
0.579% due 05/25/2042	207	200
1.029% due 02/25/2036	2,987	2,983
1.671% due 06/01/2043 - 09/01/2044	1,699	1,701
2.835% due 11/01/2034	2,847	2,980
3.070% due 11/01/2024	15	15
3.295% due 05/25/2035	1,639	1,636
4.679% due 12/01/2036	3,033	3,181
5.271% due 10/01/2035	1,316	1,389
5.950% due 02/25/2044	415	446
Freddie Mac
0.109% due 02/01/2011	5,264	5,262
0.380% due 10/15/2020	3,374	3,353
0.460% due 02/15/2019	535	537
0.489% due 08/25/2031	108	103
0.580% due 12/15/2030	209	209
1.681% due 10/25/2044 - 02/25/2045	8,926	8,543
2.630% due 01/01/2034	250	259
5.377% due 12/01/2035	795	841
5.500% due 05/15/2016	856	862
Ginnie Mae
0.529% due 03/20/2037	18,111	17,851
Small Business Administration
5.902% due 02/10/2018	819	901
6.020% due 08/01/2028	2,742	3,041

Total U.S. Government Agencies (Cost $62,103)		62,683

U.S. TREASURY OBLIGATIONS 81.7%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013 (h)	10,048	10,248
1.250% due 04/15/2014	26,009	26,911
1.375% due 07/15/2018	10,955	10,980
1.375% due 01/15/2020	18,937	18,590
1.625% due 01/15/2015	34,041	35,599
1.625% due 01/15/2018	18,823	19,281
1.750% due 01/15/2028 (h)	89,262	84,687
1.875% due 07/15/2013	27,132	28,733
1.875% due 07/15/2015	115,308	122,155
1.875% due 07/15/2019	39,983	41,255
2.000% due 04/15/2012	49,115	51,475
2.000% due 01/15/2014 (h)	52,766	56,076
2.000% due 07/15/2014	111,511	118,733
2.000% due 01/15/2016	57,201	60,768

2.000% due 01/15/2026 (h)	83,415	83,181
2.125% due 01/15/2019	54,797	57,806
2.125% due 02/15/2040	25,361	25,211
2.375% due 04/15/2011	61,784	63,820
2.375% due 01/15/2017	67,228	72,696
2.375% due 01/15/2025	82,647	86,663
2.375% due 01/15/2027	62,958	65,727
2.500% due 07/15/2016 (h)	74,041	80,994
2.500% due 01/15/2029	38,852	41,162
2.625% due 07/15/2017	58,437	64,304
3.000% due 07/15/2012	78,942	85,109
3.375% due 01/15/2012	11,958	12,806
3.375% due 04/15/2032	1,221	1,484
3.625% due 04/15/2028	73,757	90,070
3.875% due 04/15/2029	86,868	110,404
U.S. Treasury Notes
2.375% due 02/28/2015	6,400	6,358

Total U.S. Treasury Obligations (Cost $1,617,489)		1,633,286

MORTGAGE-BACKED SECURITIES 5.0%
American General Mortgage Loan Trust
5.150% due 03/25/2040	8,000	7,998
American Home Mortgage Investment Trust
5.660% due 09/25/2045	908	729
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	420	399
Banc of America Funding Corp.
4.484% due 02/20/2036	2,152	1,957
6.030% due 01/20/2047	1,063	744
Banc of America Large Loan, Inc.
0.740% due 08/15/2029	5,009	4,524
Banc of America Mortgage Securities, Inc.
5.197% due 11/25/2034	386	346
5.404% due 02/25/2036	1,663	1,316
6.500% due 09/25/2033	81	83
BCAP LLC Trust
0.399% due 01/25/2037	1,095	563
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/2035	903	844
2.560% due 08/25/2035	704	656
2.810% due 03/25/2035	1,322	1,238
2.934% due 03/25/2035	415	393
3.558% due 01/25/2035	4,865	4,403
4.994% due 01/25/2035	1,387	1,155
Bear Stearns Alt-A Trust
5.158% due 09/25/2035	3,902	2,891
5.634% due 03/25/2036	1,245	572
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	4	4
Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	3,565	2,202
Citigroup Commercial Mortgage Trust
5.699% due 12/10/2049	91	91
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	524	469
2.990% due 12/25/2035	124	113
4.098% due 08/25/2035	124	109
4.248% due 08/25/2035	559	496
4.700% due 12/25/2035	2,717	2,492
5.969% due 09/25/2037	4,523	3,084
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	200	200

Countrywide Alternative Loan Trust
0.309% due 09/20/2046	41	41
0.409% due 02/20/2047	1,065	535
0.409% due 05/25/2047	359	189
0.419% due 09/25/2046	12,814	6,108
0.509% due 12/25/2035	73	48
1.471% due 12/25/2035	362	198
6.000% due 01/25/2037	634	408
Countrywide Home Loan Mortgage Pass-Through Trust
0.569% due 06/25/2035	456	402
3.750% due 11/19/2033	112	104
5.500% due 08/25/2035	2,053	1,814
5.720% due 05/20/2036	362	206
Credit Suisse First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	19	19
Deutsche ALT-A Securities, Inc.
0.329% due 10/25/2036	48	17
First Horizon Alternative Mortgage Securities
2.594% due 06/25/2034	634	520
First Horizon Asset Securities, Inc.
5.343% due 08/25/2035	1,474	1,312
GE Capital Commercial Mortgage Corp.
4.170% due 07/10/2037	99	100
4.229% due 12/10/2037	2,383	2,413
Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	212	192
0.309% due 01/25/2047	1,926	1,768
0.449% due 06/25/2045	623	372
0.499% due 11/25/2045	348	194
Greenwich Capital Commercial Funding Corp.
4.755% due 06/10/2036	3,435	3,487
GS Mortgage Securities Corp. II
0.318% due 03/06/2020	183	176
GSR Mortgage Loan Trust
2.954% due 09/25/2035	1,562	1,443
Harborview Mortgage Loan Trust
0.449% due 05/19/2035	183	109
Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	49	47
Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	131	129
2.948% due 12/25/2034	420	304
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	310	312
5.794% due 02/12/2051	1,300	1,299
JPMorgan Mortgage Trust
5.005% due 07/25/2035	2,059	1,940
5.016% due 02/25/2035	2,744	2,718
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	225	218
MASTR Adjustable Rate Mortgages Trust
3.097% due 11/21/2034	700	618
Mellon Residential Funding Corp.
0.580% due 11/15/2031	694	655
0.670% due 12/15/2030	632	571
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	200	189
Merrill Lynch Floating Trust
0.300% due 06/15/2022	166	152
Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	1,985	1,433

MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	847	668
1.229% due 10/25/2035	507	406
4.250% due 10/25/2035	2,917	2,673
Morgan Stanley Capital I
0.289% due 10/15/2020	238	219
5.880% due 06/11/2049	600	594
Morgan Stanley Dean Witter Capital I
7.416% due 03/11/2016	1,000	1,059
Morgan Stanley Mortgage Loan Trust
5.352% due 06/25/2036	1,801	1,555
Opteum Mortgage Acceptance Corp.
0.489% due 07/25/2035	207	183
Residential Accredit Loans, Inc.
0.529% due 08/25/2035	255	147
Residential Asset Securitization Trust
6.500% due 08/25/2036	1,000	604
Securitized Asset Sales, Inc.
3.848% due 11/26/2023	8	7
Sequoia Mortgage Trust
0.579% due 10/19/2026	212	160
Structured Adjustable Rate Mortgage Loan Trust
0.469% due 06/25/2035	223	160
1.871% due 01/25/2035	252	119
2.781% due 02/25/2034	432	375
5.139% due 08/25/2035	362	263
Structured Asset Mortgage Investments, Inc.
0.299% due 08/25/2036	66	65
0.329% due 09/25/2047	760	744
0.419% due 06/25/2036	194	104
0.439% due 04/25/2036	846	458
0.479% due 07/19/2035	2,500	2,114
0.559% due 10/19/2034	168	148
Structured Asset Securities Corp.
0.279% due 05/25/2036	9	8
3.183% due 10/25/2035	245	207
TBW Mortgage-Backed Pass-Through Certificates
0.339% due 01/25/2037	189	168
Thornburg Mortgage Securities Trust
0.339% due 11/25/2046	4,524	4,415
0.349% due 10/25/2046	1,360	1,327
Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	599	530
0.322% due 09/15/2021	648	578
5.418% due 01/15/2045	410	416
WaMu Mortgage Pass-Through Certificates
0.489% due 11/25/2045	381	293
0.519% due 10/25/2045	2,301	1,778
1.201% due 01/25/2047	1,481	891
1.281% due 12/25/2046	195	117
1.471% due 02/25/2046	312	238
1.671% due 11/25/2042	47	34
1.971% due 11/25/2046	215	139
3.328% due 07/25/2046	1,398	958
6.033% due 10/25/2036	2,828	2,375
Wells Fargo Mortgage-Backed Securities Trust
3.097% due 09/25/2034	321	316

Total Mortgage-Backed Securities (Cost $111,626)		100,444

ASSET-BACKED SECURITIES 5.7%
Access Group, Inc.
1.549% due 10/27/2025	14,029	14,503
ACE Securities Corp.
0.279% due 12/25/2036	90	81
American Express Credit Account Master Trust
0.230% due 01/15/2013	2,200	2,200
ARES CLO Funds
0.483% due 03/12/2018	2,374	2,254
Asset-Backed Funding Certificates
0.289% due 11/25/2036	3	3
0.289% due 01/25/2037	615	603
0.579% due 06/25/2034	1,524	1,172
Bank of America Auto Trust
1.700% due 12/15/2011	12,094	12,140
Bear Stearns Asset-Backed Securities Trust
0.279% due 11/25/2036	31	29
0.559% due 01/25/2036	18	18
0.679% due 03/25/2043	15	14
0.889% due 10/25/2032	35	31
Carrington Mortgage Loan Trust
0.279% due 01/25/2037	289	276
Chase Issuance Trust
0.230% due 07/16/2012	7,100	7,098
0.680% due 09/17/2012	7,300	7,311
Citigroup Mortgage Loan Trust, Inc.
0.309% due 01/25/2037	598	409
Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	197	194
0.279% due 05/25/2047	68	66
0.279% due 06/25/2047	699	675
0.299% due 06/25/2047	1,553	1,482
0.339% due 10/25/2046	107	105
Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036	541	410
Equity One ABS, Inc.
0.529% due 04/25/2034	95	62
First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036	371	362
Ford Credit Auto Owner Trust
1.650% due 06/15/2012	17,204	17,318
2.000% due 12/15/2011	1,593	1,599
Fremont Home Loan Trust
0.279% due 10/25/2036	10	10
GSAMP Trust
0.299% due 10/25/2036	4	4
0.299% due 12/25/2036	323	212
Honda Auto Receivables Owner Trust
1.500% due 08/15/2011	700	703
HSI Asset Securitization Corp. Trust
0.279% due 10/25/2036	62	42
0.279% due 12/25/2036	171	160
JPMorgan Mortgage Acquisition Corp.
0.279% due 07/25/2036	23	23
0.279% due 10/25/2036	657	625
0.298% due 11/25/2036	3	3
Lehman XS Trust
0.309% due 11/25/2046	139	138
MASTR Asset-Backed Securities Trust
0.289% due 11/25/2036	194	193
MBNA Credit Card Master Note Trust
4.500% due 01/15/2013	5,800	5,885
Merrill Lynch Mortgage Investors, Inc.
0.299% due 07/25/2037	57	55
0.309% due 09/25/2037	33	9
0.349% due 02/25/2037	865	526

Morgan Stanley ABS Capital I
0.269% due 10/25/2036		76	75
0.279% due 09/25/2036		17	17
0.279% due 10/25/2036		15	15
Morgan Stanley IXIS Real Estate Capital Trust
0.279% due 11/25/2036		122	118
Nationstar Home Equity Loan Trust
0.349% due 04/25/2037		436	414
Park Place Securities, Inc.
0.489% due 09/25/2035		31	27
Renaissance Home Equity Loan Trust
0.989% due 12/25/2032		65	46
Securitized Asset-Backed Receivables LLC Trust
0.289% due 12/25/2036		474	181
SLM Student Loan Trust
0.249% due 04/25/2017		293	293
0.289% due 04/25/2019		8,800	8,465
0.359% due 04/25/2017		369	369
0.699% due 01/25/2017		1,500	1,502
1.749% due 04/25/2023		21,215	21,966
Soundview Home Equity Loan Trust
0.289% due 11/25/2036		88	53
1.029% due 10/25/2037		202	200
Structured Asset Investment Loan Trust
0.279% due 07/25/2036		14	13
Structured Asset Securities Corp.
0.279% due 10/25/2036		140	139
4.900% due 04/25/2035		955	718
Truman Capital Mortgage Loan Trust
0.569% due 01/25/2034		7	6
WaMu Asset-Backed Certificates
0.279% due 01/25/2037		174	139
Wells Fargo Home Equity Trust
0.479% due 12/25/2035		80	79

Total Asset-Backed Securities (Cost $113,629)			113,838

SOVEREIGN ISSUES 1.1%
Colombia Government International Bond
10.000% due 01/23/2012		350	401
Export-Import Bank of Korea
0.471% due 10/04/2011		1,600	1,603
Societe Financement de l’Economie Francaise
0.451% due 07/16/2012		19,200	19,289
2.125% due 01/30/2012		700	711

Total Sovereign Issues (Cost $21,852)			22,004

FOREIGN CURRENCY-DENOMINATED ISSUES 3.8%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	6,700	6,372
4.000% due 08/20/2015		3,700	5,555
4.000% due 08/20/2020		3,600	5,194
Canada Government Bond
2.000% due 12/01/2014	CAD	4,700	4,467
2.500% due 06/01/2015		22,500	21,726
Canada Government CPI Linked Bond
3.000% due 12/01/2036		671	867
Green Valley Ltd.
4.292% due 01/10/2011	EUR	500	675
ING Bank Australia Ltd.
5.028% due 06/24/2014	AUD	800	740

Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	550
5.316% due 04/05/2011 (a)		23	7
Magnolia Funding Ltd.
3.000% due 04/20/2017		1,500	2,038
Merrill Lynch & Co., Inc.
1.385% due 09/27/2012		900	1,186
Morgan Stanley
0.988% due 03/01/2013		2,600	3,358
Republic of Germany
3.750% due 01/04/2015		7,100	10,301
4.250% due 07/04/2018		3,300	4,892
Royal Bank of Scotland Group PLC
0.915% due 01/30/2017		7,000	7,572
Swan Trust
4.294% due 04/25/2041	AUD	1,000	919

Total Foreign Currency-Denominated Issues (Cost $78,268)			76,419

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		800	782

Total Convertible Preferred Securities (Cost $800)			782

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.7%
CERTIFICATES OF DEPOSIT 1.7%
Barclays Bank PLC
1.109% due 03/22/2011		$20,800	20,790
Sao Paolo IMI NY
0.894% due 06/09/2010		14,000	14,005

			34,795

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/01/2010		983	983

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $1,005. Repurchase proceeds are $983.)
U.S. TREASURY BILLS 0.3%
0.206% due 08/26/2010 - 09/02/2010 (b)(e)(f)(h)		6,314	6,309

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 12.6%
		25,214,031	252,468

Total Short-Term Instruments (Cost $294,560)			294,555

Total Investments 145.1% (Cost $2,891,131)			$2,900,878
Written Options (j) (0.1%) (Premiums $5,796)			(1,985)
Other Assets and Liabilities (Net) (45.0%)			(899,117)

Net Assets 100.0%			$1,999,776

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average rate.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $1,519 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.

(f)	Securities with an aggregate market value of $4,776 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2010.

(g)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $6,392 at a weighted average interest rate of 0.040%. On March 31, 2010, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $2,603 and cash of $38 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	85	$243
90-Day Eurodollar June Futures	Long	06/2010	277	183
90-Day Eurodollar June Futures	Long	06/2011	177	10
90-Day Eurodollar September Futures	Long	09/2010	505	49
Euro-Bobl June Futures	Long	06/2010	439	186
Euro-Bund 10-Year Bond June Futures	Long	06/2010	261	138
U.S. Treasury 10-Year Note June Futures	Long	06/2010	155	(163)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	102	24

				$670

(i)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2010(2)	Notional Amount(3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.256%		$1,300	$(10)	$0	$(10)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.739%		1,000	9	0	9
CIGNA Corp.	MSC	(1.210%	)	03/20/2018	1.244%		2,000	4	0	4
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	2.243%		1,200	(60)	0	(60)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	2.243%		1,500	(75)	0	(75)
DISH DBS Corp.	MLP	(3.650%	)	12/20/2013	2.243%		2,300	(115)	0	(115)
HCP, Inc.	GSC	(2.910%	)	03/20/2018	1.663%		3,000	(249)	0	(249)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	3.488%		1,600	(78)	(52)	(26)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	3.613%		900	59	0	59
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	1.387%		1,000	(1)	0	(1)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.166%		5,000	(181)	0	(181)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	1.081%		2,000	25	0	25
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	1.081%		2,000	48	0	48
Masco Corp.	CITI	(1.910%	)	12/20/2016	1.883%		1,500	(3)	0	(3)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.813%		1,200	(25)	0	(25)
Royal Bank of Scotland PLC	UBS	(1.000%	)	03/20/2017	2.916%	EUR	5,800	879	717	162
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.807%		$1,000	21	0	21
UST, Inc.	BOA	(0.340%	)	09/20/2012	0.131%		2,500	(13)	0	(13)
Waste Management, Inc.	JPM	(0.790%	)	03/20/2018	1.074%		3,200	62	0	62
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.501%		1,000	(9)	0	(9)

								$288	$665	$(377)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	$3,008	$(45)	$146	$(191)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,500	$112	$0	$112
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		2,500	115	(7)	122
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	12,500	(277)	(223)	(54)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(222)	(5)	(217)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(144)	(125)	(19)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		9,300	36	42	(6)
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		2,400	27	20	7
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	187	(35)	222
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	114	(15)	129
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	20	3	17
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	106	4	102
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		37,100	12	19	(7)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		11,500	4	16	(12)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		9,600	11	0	11
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,700	4	3	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		3,600	13	15	(2)
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		16,700	83	65	18
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	JPM		$24,700	1,268	1,396	(128)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	2,100	113	(22)	135
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		2,300	70	2	68

							$1,652	$1,153	$499

(j)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	124	$34	$20
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	126	68	5
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	103	37	37
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/21/2010	21	9	13
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	7	4	1

				$152	$76

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	$12,100	$173	$0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	12,100	92	4
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	35,000	346	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	5,000	46	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	39,300	212	154
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	39,300	256	252
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	17,800	140	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	40,100	120	17
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	63,200	242	21
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	4,000	34	12
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	4,000	34	10
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	29,400	121	77
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	29,400	283	159
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	1,200	12	4
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,200	12	3
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	31,700	89	83
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	31,700	147	171
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	4,000	18	16
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	4,000	19	26
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	7,900	100	0
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	13,600	111	4
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	32,100	334	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	32,100	327	10
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	13,000	140	1
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	11,800	29	29
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	11,800	71	71
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	4
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,400	21	21
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,400	30	35
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	58	1
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	10,300	85	0
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	10,300	44	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,300	22	13
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,300	26	21
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	3,700	24	4
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	10,700	134	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	25,700	230	8
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	17,100	135	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	18,000	289	12
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	44,900	348	304
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	6,300	43	7

							$5,190	$1,555

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$19,700	$170	$3
Call - OTC USD versus JPY		94.000	04/20/2010	19,700	91	165

					$261	$168

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/2020	$18,900	$160	$155
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/10/2020	4,400	33	31

						$193	$186

(k)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Market Value(5)
Canada Government CPI Linked Bond	3.000%	12/01/2036	CAD	671	$858	$874

(5)	Market value includes $7 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	651	04/2010	JPM	$0	$(12)	$(12)
Sell		884	05/2010	RBC	0	(2)	(2)
Buy	BRL	915	04/2010	GSC	0	(8)	(8)
Sell		915	04/2010	HSBC	0	(2)	(2)
Buy		915	06/2010	HSBC	2	0	2
Buy	CAD	3,246	04/2010	BCLY	10	0	10
Sell		3,246	04/2010	BCLY	0	(10)	(10)
Buy		2,612	04/2010	CITI	24	0	24
Sell		7,602	04/2010	CITI	0	(20)	(20)
Sell		350	04/2010	DUB	1	0	1
Sell		7,708	04/2010	JPM	0	(197)	(197)
Sell		4,710	04/2010	RBC	0	(10)	(10)
Sell		1,296	04/2010	RBS	0	(7)	(7)
Sell		3,970	05/2010	CITI	2	0	2
Sell	CHF	910	05/2010	DUB	0	(2)	(2)
Buy	CNY	15,777	06/2010	BCLY	0	(6)	(6)
Sell		6,622	06/2010	BOA	6	0	6
Buy		6,610	06/2010	CITI	0	(1)	(1)
Buy		2,840	06/2010	DUB	0	(2)	(2)
Buy		20,536	06/2010	HSBC	0	(9)	(9)
Sell		11,823	06/2010	MSC	12	0	12
Buy		3,184	11/2010	BCLY	0	(6)	(6)
Buy		5,161	11/2010	CITI	0	(11)	(11)
Buy		13,312	11/2010	DUB	0	(30)	(30)
Buy		5,247	11/2010	MSC	0	(13)	(13)
Buy		6,508	01/2011	BOA	0	(9)	(9)
Buy		11,620	01/2011	MSC	0	(16)	(16)
Buy	EUR	1,286	04/2010	BCLY	16	0	16
Sell		734	04/2010	BCLY	9	0	9
Sell		3,564	04/2010	CITI	85	0	85
Sell		1,538	04/2010	CSFB	0	(7)	(7)
Sell		10,113	04/2010	GSC	401	0	401
Sell		22,778	04/2010	JPM	666	0	666
Sell		1,749	04/2010	MSC	9	0	9
Buy		12,264	04/2010	RBS	269	0	269
Sell		1,127	04/2010	RBS	58	0	58
Sell	GBP	127	04/2010	JPM	8	0	8
Sell		134	06/2010	GSC	0	(3)	(3)
Sell		3,982	06/2010	RBS	0	(38)	(38)
Sell	JPY	278,602	04/2010	BCLY	19	0	19
Sell		30,133	04/2010	CITI	11	0	11
Sell		90,085	04/2010	DUB	36	0	36
Sell		157,337	04/2010	GSC	17	0	17
Sell		86,800	04/2010	RBS	8	0	8
Sell		158,278	05/2010	RBS	7	0	7
Buy	KRW	209,000	07/2010	BCLY	8	0	8
Buy		1,857,876	07/2010	DUB	86	0	86
Buy		3,798,400	07/2010	JPM	143	0	143
Buy		344,352	07/2010	MSC	12	0	12
Buy		824,245	08/2010	MSC	24	0	24
Buy		1,077,050	11/2010	BCLY	28	0	28
Buy		1,085,868	11/2010	BOA	33	0	33
Buy		4,274,453	11/2010	CITI	75	0	75
Buy		790,568	11/2010	DUB	13	0	13
Buy		410,550	11/2010	GSC	10	0	10
Buy		3,159,590	11/2010	JPM	25	(4)	21
Buy		1,553,985	11/2010	MSC	13	0	13
Sell		2,165,050	11/2010	RBS	1	0	1
Buy	MXN	31,925	04/2010	BOA	233	0	233
Buy		23,603	04/2010	DUB	106	0	106
Sell		215,596	04/2010	MSC	0	(407)	(407)
Buy		160,068	04/2010	RBS	875	0	875
Buy		215,596	09/2010	MSC	403	0	403
Sell	MYR	13	06/2010	MSC	0	0	0
Sell		68	10/2010	BCLY	0	(1)	(1)
Sell		42	10/2010	CITI	0	(1)	(1)
Sell		18	10/2010	DUB	0	0	0
Sell	PHP	547	04/2010	BCLY	0	0	0
Sell		1,767	04/2010	CITI	0	0	0
Buy		2,834	04/2010	DUB	2	0	2
Sell		520	04/2010	DUB	0	0	0
Buy		547	11/2010	BCLY	0	0	0
Buy		1,767	11/2010	CITI	0	0	0
Buy		520	11/2010	DUB	0	0	0
Buy	SGD	6,394	06/2010	BCLY	69	0	69
Buy		1,780	06/2010	CITI	20	0	20
Buy		5,009	06/2010	DUB	29	0	29
Sell		2,379	06/2010	GSC	0	0	0
Buy		3,957	06/2010	UBS	28	0	28

					$3,912	$(834)	$3,078

(m)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$586,981	$0	$586,981
U.S. Treasury Obligations	0	1,633,286	0	1,633,286
Mortgage-Backed Securities	0	92,446	7,998	100,444
Asset-Backed Securities	0	111,584	2,254	113,838
Short-Term Instruments	252,468	42,087	0	294,555
Other Investments+++	782	168,035	2,957	171,774

Investments, at value	$253,250	$2,634,419	$13,209	$2,900,878
Short Sales, at value	$0	$(874)	$0	$(874)
Financial Derivative Instruments++++	$670	$1,210	$(186)	$1,694

Totals	$253,920	$2,634,755	$13,023	$2,901,698

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2010:

Category++	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010+++++
Mortgage-Backed Securities	$0	$7,998	$0	$0	$0	$0	$0	$7,998	$0
Asset-Backed Securities	0	2,263	1	0	(10)	0	0	2,254	(10)
Other Investments+++	5,605	2,916	2	0	325	0	(5,891)	2,957	41

Investments, at value	$5,605	$13,177	$3	$0	$315	$0	$(5,891)	$13,209	$31
Financial Derivative Instruments++++	$0	$(193)	$0	$0	$7	$0	$0	$(186)	$7

Totals	$5,605	$12,984	$3	$0	$322	$0	$(5,891)	$13,023	$38

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
+ +	Refer to the Schedule of Investments for additional information.
+ + +	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
+ + ++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+ + ++ +	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

Short-Term Portfolio

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 38.2%
BANKING & FINANCE 30.7%
American Express Bank FSB
0.359% due 05/29/2012	$200	$197
American Honda Finance Corp.
1.003% due 06/20/2011	200	200
ASIF I
0.399% due 07/26/2010	300	296
Barclays Bank PLC
0.991% due 01/13/2012	100	101
Bear Stearns Cos. LLC
0.460% due 08/15/2011	100	100
Caterpillar Financial Services Corp.
1.001% due 06/24/2011	200	202
Citibank N.A.
1.375% due 08/10/2011	400	403
Citigroup, Inc.
0.382% due 03/16/2012	200	195
6.000% due 02/21/2012	250	265
Commonwealth Bank of Australia
0.821% due 03/19/2013	200	201
3.500% due 03/19/2015	100	99
Credit Agricole S.A.
0.599% due 02/02/2012	200	200
Dexia Credit Local
0.501% due 01/12/2012	400	400
0.652% due 03/05/2013	500	501
0.899% due 09/23/2011	300	302
El Paso Performance-Linked Trust
7.750% due 07/15/2011	100	104
General Electric Capital Corp.
1.151% due 05/22/2013	100	100
1.800% due 03/11/2011	200	203
GMAC, Inc.
7.250% due 03/02/2011	100	102
HSBC Finance Corp.
0.519% due 04/24/2012	250	248
5.700% due 06/01/2011	100	104
ING Bank NV
1.090% due 03/30/2012	100	100
John Deere Capital Corp.
1.004% due 06/10/2011	250	252
JPMorgan Chase & Co.
0.989% due 12/02/2011	400	405
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	100	24
Merrill Lynch & Co., Inc.
0.449% due 11/01/2011	200	198
6.050% due 08/15/2012	100	107
Metropolitan Life Global Funding I
0.507% due 03/15/2012	170	168
0.651% due 07/13/2011	250	250
Monumental Global Funding II
0.290% due 05/26/2010	200	200
Morgan Stanley
0.501% due 01/18/2011	100	100
5.300% due 03/01/2013	100	107
National Rural Utilities Cooperative Finance Corp.
1.026% due 07/01/2010	200	200
Pricoa Global Funding I
5.400% due 10/18/2012	200	216
Royal Bank of Scotland Group PLC
0.512% due 03/30/2012	200	200
0.950% due 05/11/2012	300	303

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	100	100
Sun Life Financial Global Funding LP
0.541% due 10/06/2013	100	97
Suncorp-Metway Ltd.
1.751% due 07/16/2012	300	309
Swedbank AB
0.701% due 01/14/2013	300	300

		8,159

INDUSTRIALS 3.9%
Daimler Finance North America LLC
5.875% due 03/15/2011	100	104
EnCana Corp.
6.300% due 11/01/2011	100	107
Hutchison Whampoa International Ltd.
5.450% due 11/24/2010	100	103
KeySpan Corp.
7.625% due 11/15/2010	100	104
Southern Co.
0.951% due 08/20/2010	200	200
Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	200	214
XTO Energy, Inc.
4.625% due 06/15/2013	200	215

		1,047

UTILITIES 3.6%
Appalachian Power Co.
5.650% due 08/15/2012	182	196
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	50	51
Qatar Petroleum
5.579% due 05/30/2011	83	85
Sprint Capital Corp.
7.625% due 01/30/2011	200	207
Telecom Italia Capital S.A.
6.175% due 06/18/2014	200	214
Verizon Wireless Capital LLC
2.851% due 05/20/2011	200	206

		959

Total Corporate Bonds & Notes (Cost $10,121)		10,165

U.S. GOVERNMENT AGENCIES 30.4%
Fannie Mae
0.130% due 05/13/2011 (c)	3,000	2,999
0.197% due 09/19/2011	500	500
0.289% due 12/25/2036	54	53
0.349% due 03/25/2034	23	22
0.379% due 08/25/2034	6	5
0.429% due 10/27/2037	100	100
0.579% due 05/25/2042	17	17
1.671% due 03/01/2044 - 07/01/2044		79 79
3.250% due 10/01/2031	4	4
Federal Farm Credit Bank
0.299% due 07/01/2011	500	501
Federal Home Loan Bank
0.128% due 06/07/2011	700	700
0.130% due 07/11/2011	1,000	999

Freddie Mac
0.150% due 11/09/2011	400	400
0.179% due 08/05/2011	800	800
0.269% due 12/25/2036	76	73
0.460% due 02/15/2019	214	215
0.580% due 06/15/2031	30	30
1.681% due 10/25/2044 - 02/25/2045	387	370
1.881% due 07/25/2044	75	72
3.250% due 02/25/2011	100	102
5.000% due 01/15/2018	19	20
5.500% due 08/15/2030	1	1
9.500% due 12/01/2019	1	1
Ginnie Mae
4.000% due 02/20/2032	14	15

Total U.S. Government Agencies (Cost $8,099)		8,078

MORTGAGE-BACKED SECURITIES 8.2%
Adjustable Rate Mortgage Trust
5.343% due 11/25/2035	1,295	979
Banc of America Mortgage Securities, Inc.
4.197% due 07/20/2032	2	2
5.500% due 07/25/2035	94	91
Bear Stearns Adjustable Rate Mortgage Trust
3.705% due 01/25/2034	8	7
Bear Stearns Alt-A Trust
5.158% due 09/25/2035	43	32
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1	1
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	29	26
Countrywide Alternative Loan Trust
0.379% due 05/20/2046	14	14
Countrywide Home Loan Mortgage Pass-Through Trust
0.569% due 06/25/2035	41	37
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 03/25/2032	8	6
2.118% due 05/25/2032	1	1
3.001% due 06/25/2033	34	29
First Republic Mortgage Loan Trust
0.530% due 08/15/2032	28	25
Greenpoint Mortgage Funding Trust
0.449% due 06/25/2045	53	32
GS Mortgage Securities Corp. II
6.878% due 05/03/2018	450	474
GSR Mortgage Loan Trust
2.954% due 09/25/2035	49	45
Harborview Mortgage Loan Trust
0.449% due 05/19/2035	69	41
Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	5	5
Mellon Residential Funding Corp.
0.670% due 12/15/2030	15	14
Merrill Lynch Floating Trust
0.300% due 06/15/2022	55	51
MLCC Mortgage Investors, Inc.
1.229% due 10/25/2035	24	19
Structured Asset Mortgage Investments, Inc.
0.459% due 05/25/2045	83	52
0.479% due 07/19/2035	10	5
0.889% due 09/19/2032	8	6
Structured Asset Securities Corp.
0.279% due 05/25/2036	9	8

Thornburg Mortgage Securities Trust
0.329% due 03/25/2037	63	60
0.339% due 11/25/2046	45	44
WaMu Mortgage Pass-Through Certificates
1.471% due 02/25/2046	39	30
1.471% due 08/25/2046	56	33
1.671% due 11/25/2042	22	16
1.871% due 06/25/2042	5	4

Total Mortgage-Backed Securities (Cost $2,359)		2,189

ASSET-BACKED SECURITIES 4.7%
ACE Securities Corp.
0.279% due 12/25/2036	23	20
Ally Auto Receivables Trust
0.750% due 04/15/2012	100	100
Bear Stearns Asset-Backed Securities Trust
0.279% due 11/25/2036	15	14
0.309% due 10/25/2036	20	18
0.889% due 10/25/2032	2	2
CarMax Auto Owner Trust
0.274% due 02/15/2011	128	128
Carrington Mortgage Loan Trust
0.329% due 06/25/2037	52	46
Chase Issuance Trust
1.757% due 09/15/2015	200	208
1.780% due 04/15/2014	100	103
Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	9	9
0.389% due 02/25/2036	5	5
0.709% due 12/25/2031	3	1
0.969% due 05/25/2032	1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.969% due 08/25/2032	3	2
Daimler Chrysler Auto Trust
1.158% due 07/08/2011	56	56
Ford Credit Auto Owner Trust
0.357% due 09/15/2010	22	22
1.650% due 06/15/2012	189	190
Fremont Home Loan Trust
0.289% due 01/25/2037	19	15
Irwin Home Equity Corp.
0.769% due 07/25/2032	2	1
JPMorgan Mortgage Acquisition Corp.
0.279% due 10/25/2036	20	19
MASTR Asset-Backed Securities Trust
0.279% due 11/25/2036	9	7
New Century Home Equity Loan Trust
0.489% due 06/25/2035	21	19
Renaissance Home Equity Loan Trust
0.589% due 11/25/2034	11	9
0.669% due 08/25/2033	12	10
0.729% due 12/25/2033	52	41
SLM Student Loan Trust
1.749% due 04/25/2023	181	188
Structured Asset Investment Loan Trust
0.279% due 07/25/2036	7	7
Structured Asset Securities Corp.
0.519% due 01/25/2033	3	3
Wells Fargo Home Equity Trust
0.469% due 10/25/2035	4	4

Total Asset-Backed Securities (Cost $1,267)		1,248

SOVEREIGN ISSUES 0.8%
Kommunalbanken A/S
3.375% due 11/15/2011	200	207

Total Sovereign Issues (Cost $204)		207

SHORT-TERM INSTRUMENTS 17.3%
COMMERCIAL PAPER 1.9%
Federal Home Loan Bank
0.050% due 10/28/2010	500	500

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 04/01/2010	170	170

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 07/22/2010 valued at $175. Repurchase proceeds are $170.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 14.8%
	392,422	3,929

Total Short-Term Instruments (Cost $4,600)		4,599

Total Investments 99.6% (Cost $26,650)		$26,486
Written Options (e) (0.0%) (Premiums $27)		(13)
Other Assets and Liabilities (Net) 0.4%		119

Net Assets 100.0%		$26,592

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $66 and cash of $2 were pledged as collateral for futures contracts. On March 31, 2010, there were no open futures contracts.

(d)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	12/20/2010	0.559%	$100	$1	$1	$0
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.559%	100	0	0	0
General Electric Capital Corp.	DUB	1.020%	06/20/2010	0.926%	100	0	0	0
General Electric Capital Corp.	MSC	5.000%	06/20/2011	0.941%	100	5	(6)	11
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.523%	100	0	0	0
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.523%	100	1	0	1
Morgan Stanley	JPM	0.850%	09/20/2012	1.157%	200	(2)	0	(2)
SLM Corp.	BOA	5.000%	12/20/2010	1.340%	100	3	(10)	13

						$8	$(15)	$23

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	1,400	$(14)	$(6)	$(8)

(e)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	5	$2	$1
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	20	7	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	5	3	1
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	21	6	3

				$18	$6

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	$1,100	$2	$0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,000	7	7

							$9	$7

(f)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	54	04/2010	JPM	$1	$0	$1
Buy	CLP	10,533	01/2011	JPM	0	(1)	(1)
Buy	CNY	95	06/2010	BCLY	0	0	0
Sell		68	06/2010	BOA	0	0	0
Buy		40	06/2010	CITI	0	0	0
Buy		17	06/2010	DUB	0	0	0
Buy		129	06/2010	HSBC	0	0	0
Sell		68	06/2010	MSC	0	0	0
Buy		46	11/2010	BCLY	0	0	0
Buy		66	11/2010	CITI	0	0	0
Buy		180	11/2010	DUB	0	(1)	(1)
Buy		73	11/2010	MSC	0	0	0
Buy		66	01/2011	BOA	0	0	0
Buy		66	01/2011	MSC	0	0	0
Sell	GBP	48	06/2010	RBS	0	(1)	(1)
Sell	MXN	1,760	04/2010	HSBC	0	(3)	(3)
Buy		1,760	04/2010	JPM	10	0	10
Buy		1,760	09/2010	HSBC	3	0	3
Buy	SGD	4	09/2010	CITI	0	0	0
Buy	ZAR	213	07/2010	BCLY	2	0	2

					$16	$(6)	$10

(g)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$10,165	$0	$10,165
U.S. Government Agencies	0	8,078	0	8,078
Mortgage-Backed Securities	0	2,189	0	2,189
Short-Term Instruments	3,929	670	0	4,599
Other Investments+++	0	1,355	100	1,455

Investments, at value	$3,929	$22,457	$100	$26,486
Financial Derivative Instruments++++	$0	$12	$0	$12

Totals	$3,929	$22,469	$100	$26,498

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2010:

Category++	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010
U.S. Government Agencies	$95	$0	$0	$0	$5	$0	$(100)	$0	$0
Other Investments+++	0	100	0	0	0	0	0	100	0

Investments, at value	$95	$100	$0	$0	$5	$0	$(100)	$100	$0

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Total Return Portfolio

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Daimler Finance North America LLC
4.230% due 08/03/2012	$6,525	$6,525
Texas Competitive Electric Holdings Co. LLC
3.729% due 10/10/2014	3,858	3,177
3.751% due 10/10/2014	40	33

Total Bank Loan Obligations (Cost $9,981)		9,735

CORPORATE BONDS & NOTES 23.6%
BANKING & FINANCE 18.8%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	5,800	6,323
American Express Bank FSB
6.000% due 09/13/2017	3,900	4,191
American Express Centurion Bank
5.550% due 10/17/2012	9,840	10,614
6.000% due 09/13/2017	3,900	4,191
American Express Co.
7.000% due 03/19/2018	200	228
American Express Credit Corp.
0.390% due 06/16/2011	500	497
0.409% due 12/02/2010	200	200
5.875% due 05/02/2013	700	759
American General Finance Corp.
4.875% due 05/15/2010	4,300	4,298
American International Group, Inc.
0.361% due 10/18/2011	100	96
4.950% due 03/20/2012	1,700	1,736
5.050% due 10/01/2015	1,800	1,673
5.450% due 05/18/2017	400	368
5.850% due 01/16/2018	29,800	27,728
6.250% due 03/15/2087	2,100	1,564
8.175% due 05/15/2068	3,000	2,557
8.250% due 08/15/2018	12,000	12,610
ANZ National International Ltd.
6.200% due 07/19/2013	7,400	8,161
Bank of America Corp.
0.580% due 08/15/2016	2,800	2,456
2.375% due 06/22/2012	6,500	6,663
6.000% due 09/01/2017	7,000	7,289
6.500% due 08/01/2016	32,700	35,376
Bank of America N.A.
6.000% due 10/15/2036	2,100	1,949
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	2,100	2,100
Bank of Scotland PLC
0.312% due 12/08/2010	6,300	6,288
Barclays Bank PLC
5.450% due 09/12/2012	40,000	43,144
6.050% due 12/04/2017	16,800	17,348
10.179% due 06/12/2021	2,080	2,719
Bear Stearns Cos. LLC
0.370% due 05/18/2010	12,200	12,202
0.460% due 08/15/2011	900	901
0.651% due 07/19/2010	7,400	7,409
6.400% due 10/02/2017	27,900	30,859
BNP Paribas
5.186% due 06/29/2049	15,600	13,845
C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,300	3,061
Caelus Re Ltd.
6.502% due 06/07/2011	2,700	2,684

Citibank N.A.
1.875% due 05/07/2012	8,000	8,108
1.875% due 06/04/2012	300	304
Citigroup Capital XXI
8.300% due 12/21/2077	19,500	19,841
Citigroup Funding, Inc.
1.299% due 05/07/2010	16,800	16,814
1.875% due 10/22/2012	8,000	8,069
2.250% due 12/10/2012	1,400	1,424
Citigroup, Inc.
0.382% due 03/16/2012	5,500	5,366
0.524% due 06/09/2016	13,100	11,226
2.125% due 04/30/2012	3,800	3,872
5.300% due 10/17/2012	2,200	2,312
5.500% due 08/27/2012	5,500	5,801
5.500% due 04/11/2013	40,900	43,007
5.625% due 08/27/2012	4,400	4,615
5.850% due 07/02/2013	1,400	1,472
6.000% due 02/21/2012	3,789	4,020
6.125% due 05/15/2018	3,000	3,070
6.125% due 08/25/2036	15,000	13,129
8.500% due 05/22/2019	2,100	2,455
Countrywide Financial Corp.
4.500% due 06/15/2010	2,400	2,419
5.800% due 06/07/2012	10,300	10,955
Credit Agricole S.A.
0.302% due 05/28/2010	6,800	6,801
DBS Bank Ltd.
0.470% due 05/16/2017	1,000	956
Deutsche Bank AG
6.000% due 09/01/2017	24,600	27,004
Dexia Credit Local
0.652% due 03/05/2013	48,000	48,078
0.899% due 09/23/2011	15,200	15,315
Ford Motor Credit Co. LLC
7.000% due 10/01/2013	500	518
7.250% due 10/25/2011	200	207
7.375% due 02/01/2011	10,900	11,174
7.875% due 06/15/2010	600	606
8.000% due 12/15/2016	500	527
8.625% due 11/01/2010	400	410
General Electric Capital Corp.
2.000% due 09/28/2012	2,700	2,738
2.125% due 12/21/2012	4,000	4,055
2.625% due 12/28/2012	7,200	7,399
3.000% due 12/09/2011	21,200	21,917
5.875% due 01/14/2038	8,100	7,727
6.375% due 11/15/2067	14,800	13,986
GMAC, Inc.
6.000% due 12/15/2011	1,100	1,101
8.300% due 02/12/2015	11,100	11,683
Goldman Sachs Group, Inc.
5.950% due 01/18/2018	17,300	18,176
6.250% due 09/01/2017	14,900	16,042
6.750% due 10/01/2037	3,300	3,306
HSBC Holdings PLC
6.500% due 05/02/2036	6,400	6,616
6.500% due 09/15/2037	2,900	3,016
ING Bank NV
1.090% due 03/30/2012	57,400	57,294

International Lease Finance Corp.
5.250% due 01/10/2013	2,680	2,557
5.400% due 02/15/2012	16,152	15,900
5.875% due 05/01/2013	1,000	961
6.375% due 03/25/2013	2,580	2,523
JPMorgan Chase & Co.
6.000% due 01/15/2018	3,900	4,240
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	11,000	11,742
JPMorgan Chase Capital XX
6.550% due 09/15/2066	1,200	1,130
JPMorgan Chase Capital XXII
6.450% due 01/15/2087	2,400	2,235
KeyBank N.A.
2.502% due 06/02/2010	9,800	9,833
LBG Capital No.1 PLC
7.875% due 11/01/2020	5,100	4,615
8.500% due 12/29/2049	1,100	962
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	5,200	1,222
3.005% due 07/18/2011 (a)	4,800	1,128
5.625% due 01/24/2013 (a)	3,800	912
6.875% due 05/02/2018 (a)	3,200	772
Lloyds TSB Bank PLC
5.800% due 01/13/2020	21,500	21,016
12.000% due 12/29/2049	32,700	36,496
Longpoint Re Ltd.
5.507% due 11/08/2011	2,900	2,901
Macquarie Group Ltd.
7.300% due 08/01/2014	22,075	24,670
Merrill Lynch & Co., Inc.
0.449% due 07/25/2011	8,500	8,454
6.150% due 04/25/2013	10,000	10,775
6.875% due 04/25/2018	17,800	19,212
MetLife, Inc.
6.400% due 12/15/2066	1,700	1,547
Metropolitan Life Global Funding I
0.290% due 05/17/2010	15,200	15,204
0.651% due 07/13/2011	36,700	36,667
5.125% due 11/09/2011	8,200	8,563
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049	4,800	4,847
Morgan Stanley
2.350% due 05/14/2010	20,700	20,745
5.950% due 12/28/2017	10,600	10,905
Mystic Re Ltd.
10.252% due 06/07/2011	2,200	2,240
National Australia Bank Ltd.
5.350% due 06/12/2013	6,100	6,579
Nationwide Building Society
6.250% due 02/25/2020	9,300	9,500
Nomura Europe Finance NV
0.401% due 07/05/2011	19,500	19,033
Pacific LifeCorp
6.000% due 02/10/2020	2,200	2,151
Petroleum Export Ltd.
5.265% due 06/15/2011	396	392
Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,200	5,586
Rabobank Nederland NV
11.000% due 06/29/2049	975	1,258
Residential Reinsurance 2007 Ltd.
10.502% due 06/07/2010	1,200	1,214

Resona Bank Ltd.
5.850% due 09/29/2049	1,200	1,134
Royal Bank of Scotland Group PLC
7.648% due 08/29/2049	1,500	1,264
Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	42,900	42,899
SLM Corp.
0.479% due 10/25/2011	200	190
0.549% due 01/27/2014	1,650	1,429
5.125% due 08/27/2012	5,780	5,746
8.450% due 06/15/2018	10,600	10,736
State Street Capital Trust III
8.250% due 03/15/2042	6,800	7,042
State Street Capital Trust IV
1.257% due 06/01/2077	1,000	755
Temasek Financial I Ltd.
4.300% due 10/25/2019	4,600	4,570
TNK-BP Finance S.A.
6.125% due 03/20/2012	1,200	1,255
UBS AG
1.352% due 02/23/2012	10,400	10,455
5.750% due 04/25/2018	4,600	4,719
5.875% due 12/20/2017	4,700	4,874
UFJ Finance Aruba AEC
6.750% due 07/15/2013	300	337
Union Planters Corp.
7.750% due 03/01/2011	5,400	5,487
USB Capital IX
6.189% due 10/29/2049	900	778
Wachovia Corp.
0.377% due 03/15/2011	10,400	10,370
0.381% due 10/15/2011	8,100	8,067
5.500% due 05/01/2013	8,300	8,970
5.750% due 02/01/2018	16,900	17,993
Westpac Banking Corp.
0.731% due 07/16/2014	3,000	3,020
Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	7,000	7,130
ZFS Finance USA Trust I
5.875% due 05/09/2062	1,285	1,212

		1,230,137

INDUSTRIALS 3.8%
Amgen, Inc.
6.150% due 06/01/2018	1,200	1,352
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015	21,500	22,145
5.375% due 01/15/2020	21,500	22,221
AstraZeneca PLC
5.900% due 09/15/2017	2,500	2,797
6.450% due 09/15/2037	2,400	2,680
CODELCO, Inc.
6.150% due 10/24/2036	700	723
Comcast Corp.
5.875% due 02/15/2018	1,700	1,820
6.450% due 03/15/2037	1,700	1,737
CSC Holdings LLC
7.625% due 04/01/2011	7,000	7,341
Dell, Inc.
5.650% due 04/15/2018	11,200	11,900

El Paso Corp.
7.800% due 08/01/2031	900	889
7.875% due 06/15/2012	3,000	3,193
9.625% due 05/15/2012	800	868
Gaz Capital S.A.
6.212% due 11/22/2016	1,200	1,242
7.343% due 04/11/2013	1,700	1,851
8.146% due 04/11/2018	6,700	7,588
International Business Machines Corp.
5.700% due 09/14/2017	2,400	2,663
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	24,000	25,780
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	100	115
Oracle Corp.
4.950% due 04/15/2013	13,100	14,241
5.750% due 04/15/2018	12,900	14,172
Petrobras International Finance Co.
7.875% due 03/15/2019	33,900	39,817
Roche Holdings, Inc.
7.000% due 03/01/2039	11,800	14,065
Rohm and Haas Co.
6.000% due 09/15/2017	3,700	3,936
Union Pacific Corp.
5.700% due 08/15/2018	13,800	14,546
United Airlines, Inc.
8.030% due 01/01/2013 (a)	465	681
UnitedHealth Group, Inc.
4.875% due 02/15/2013	5,200	5,565
Vale Overseas Ltd.
5.625% due 09/15/2019	16,600	17,225
6.250% due 01/23/2017	1,300	1,413
6.875% due 11/21/2036	1,300	1,348

		245,914

UTILITIES 1.0%
AT&T, Inc.
4.950% due 01/15/2013	5,200	5,589
5.500% due 02/01/2018	5,200	5,529
6.300% due 01/15/2038	3,600	3,665
Enel Finance International S.A.
6.250% due 09/15/2017	19,000	20,672
Entergy Gulf States, Inc.
5.700% due 06/01/2015	8,300	8,323
Korea Electric Power Corp.
5.125% due 04/23/2034	90	94
NGPL PipeCo LLC
6.514% due 12/15/2012	5,800	6,367
Public Service Electric & Gas Co.
5.300% due 05/01/2018	11,600	12,256
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	683
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	2,600	2,530
Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,640

		67,348

Total Corporate Bonds & Notes (Cost $1,475,951)		1,543,399

MUNICIPAL BONDS & NOTES 2.5%
California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	5,100	5,268
7.550% due 04/01/2039	2,000	2,070
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036 (b)	29,300	30,042
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	2,200	2,177
Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040 (b)	2,400	2,379
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	4,100	4,211
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	3,900	3,936
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	18,062
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	894
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	6,200	6,271
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	960	817
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	11,800	11,981
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	8,100	8,382
Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	5,100	5,044
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	6,500	6,472
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	1,874
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	24,500	28,553
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.270% due 06/15/2031	5,130	5,932
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	84
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	4,185	4,195
Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	424

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,056
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.303% due 02/15/2031	3,390	4,018
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.250% due 02/01/2027	2,575	3,063
8.334% due 10/01/2031	6,240	7,370

Total Municipal Bonds & Notes (Cost $148,434)		164,575

U.S. GOVERNMENT AGENCIES 19.1%
Fannie Mae
0.289% due 12/25/2036 - 07/25/2037	10,728	10,350
0.579% due 03/25/2044	3,597	3,402
1.671% due 06/01/2043 - 07/01/2044	3,868	3,868
1.750% due 05/07/2013 (g)	38,700	38,630
1.871% due 09/01/2040	19	19
2.784% due 01/01/2025	17	18
3.037% due 09/01/2039	31	32
3.121% due 08/01/2035	3,389	3,508
3.145% due 11/01/2025	1	1
3.295% due 05/25/2035	735	733
4.222% due 10/01/2032	1,057	1,090
4.321% due 11/01/2035	194	201
4.679% due 12/01/2036	1,615	1,693
4.701% due 04/01/2035	3,148	3,218
4.752% due 04/01/2035	2,083	2,128
4.912% due 09/01/2034	1,511	1,575
5.000% due 02/25/2017 - 04/25/2033	3,840	4,076
5.062% due 09/01/2035	1,363	1,439
5.148% due 08/01/2035	1,406	1,487
5.500% due 07/01/2016 - 05/01/2040	180,656	191,017
6.000% due 04/01/2016 - 04/01/2039	739,917	788,363
6.000% due 12/01/2036 (g)	21,630	23,083
6.500% due 06/01/2029 - 05/01/2040	29,712	32,142
7.000% due 04/25/2023 - 06/01/2032	1,993	2,212
Federal Home Loan Bank
1.000% due 12/28/2011	900	900
Federal Housing Administration
7.430% due 01/25/2023	45	45
Freddie Mac
0.197% due 09/19/2011	49,200	49,194
0.380% due 07/15/2019	5,592	5,561
0.530% due 05/15/2036	3,742	3,747
0.680% due 11/15/2030	21	21
0.730% due 09/15/2030	19	19
1.125% due 06/01/2011 - 12/15/2011	10,100	10,152
1.681% due 02/25/2045	496	474
3.115% due 01/01/2028	1	1
3.327% due 07/01/2027	1	1
3.331% due 07/01/2030	1	1

5.500% due 10/01/2034 - 04/01/2040	2,102	2,224
6.000% due 07/01/2016 - 05/01/2040	46,849	50,161
6.500% due 03/01/2013 - 10/01/2037	462	501
7.000% due 06/15/2023	1,107	1,230
7.500% due 07/15/2030 - 03/01/2032	183	209
8.500% due 08/01/2024	10	12
Ginnie Mae
0.729% due 09/20/2030	15	15
0.850% due 02/16/2030	161	162
3.125% due 10/20/2029 - 11/20/2029	148	151
3.625% due 07/20/2030	6	7
3.750% due 02/20/2032	352	363
4.375% due 04/20/2026 - 05/20/2030	70	72
5.500% due 04/15/2033 - 09/15/2033	337	359
6.000% due 05/01/2040	7,000	7,458
6.500% due 03/15/2031 - 04/15/2032	124	136
Small Business Administration
5.130% due 09/01/2023	52	55
6.030% due 02/01/2012	1,296	1,365
6.290% due 01/01/2021	111	120
6.344% due 08/01/2011	76	79
7.449% due 08/01/2010	3	3
7.500% due 04/01/2017	474	521

Total U.S. Government Agencies (Cost $1,213,641)		1,249,604

U.S. TREASURY OBLIGATIONS 5.0%
U.S. Treasury Bonds
3.500% due 02/15/2039	22,200	17,972
4.250% due 05/15/2039 (g)	44,800	41,524
4.375% due 02/15/2038	4,200	3,995
4.375% due 11/15/2039	17,600	16,649
4.750% due 02/15/2037	6,900	6,997
5.375% due 02/15/2031	27,500	30,430
U.S. Treasury Notes
0.875% due 01/31/2012	24,900	24,880
0.875% due 02/29/2012	44,400	44,322
1.375% due 03/15/2013 (f)	22,000	21,876
3.250% due 03/31/2017 (g)	86,700	86,565
3.625% due 02/15/2020 (f)	31,500	30,973

Total U.S. Treasury Obligations (Cost $333,083)		326,183

MORTGAGE-BACKED SECURITIES 4.1%
American Home Mortgage Investment Trust
2.229% due 02/25/2045	1,984	1,555
Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042	92	92
5.451% due 01/15/2049	11,600	11,393
5.739% due 05/10/2045	6,400	6,639
5.744% due 02/10/2051	3,200	3,110
Banc of America Funding Corp.
3.030% due 05/25/2035	3,194	2,939

Banc of America Mortgage Securities, Inc.
3.913% due 05/25/2033	3,539	3,163
6.500% due 10/25/2031	481	475
6.500% due 09/25/2033	221	226
Bear Stearns Adjustable Rate Mortgage Trust
2.918% due 04/25/2033	556	500
3.048% due 11/25/2030	3	3
3.399% due 02/25/2033	81	69
3.553% due 01/25/2034	1,216	1,153
3.605% due 11/25/2034	6,893	5,827
4.138% due 07/25/2034	2,815	2,274
4.142% due 11/25/2034	1,982	1,773
4.978% due 01/25/2035	2,132	2,031
5.642% due 02/25/2033	116	114
Bear Stearns Alt-A Trust
3.478% due 05/25/2035	4,562	3,254
5.158% due 09/25/2035	2,818	2,088
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,000	965
5.471% due 01/12/2045	2,800	2,856
5.700% due 06/11/2050	9,400	9,089
5.703% due 06/11/2050	8,600	8,936
Bear Stearns Structured Products, Inc.
5.603% due 01/26/2036	5,662	3,498
5.624% due 12/26/2046	3,330	2,048
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,164	1,068
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	3,000	2,908
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	4,900	4,800
Countrywide Alternative Loan Trust
0.409% due 05/25/2047	4,231	2,224
Countrywide Home Loan Mortgage Pass-Through Trust
3.388% due 02/20/2035	7,990	6,795
3.510% due 11/25/2034	4,648	3,946
5.250% due 02/20/2036	1,410	1,057
5.750% due 05/25/2033	85	85
Credit Suisse First Boston Mortgage Securities Corp.
4.823% due 06/25/2032	22	19
Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	900	885
First Horizon Alternative Mortgage Securities
5.387% due 09/25/2035	144	104
First Nationwide Trust
6.750% due 08/21/2031	6	5
Greenpoint Mortgage Funding Trust
0.309% due 10/25/2046	2,119	1,922
0.309% due 01/25/2047	2,533	2,324
Greenpoint Mortgage Pass-Through Certificates
3.474% due 10/25/2033	2,939	2,187
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	400	398
5.317% due 06/10/2036	915	963
5.444% due 03/10/2039	4,400	4,285
GS Mortgage Securities Corp. II
0.318% due 03/06/2020	7,096	6,850
5.396% due 08/10/2038	905	944
GSR Mortgage Loan Trust
2.954% due 09/25/2035	13,718	12,667
5.219% due 11/25/2035	5,784	5,314

Harborview Mortgage Loan Trust
0.319% due 01/19/2038	1,583	1,564
0.419% due 01/19/2038	10,560	5,851
0.449% due 05/19/2035	962	572
4.880% due 07/19/2035	3,980	2,884
Impac Secured Assets CMN Owner Trust
0.309% due 01/25/2037	316	308
Indymac ARM Trust
2.463% due 01/25/2032	3	2
Indymac Index Mortgage Loan Trust
0.319% due 11/25/2046	677	668
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	6,800	6,640
5.420% due 01/15/2049	20,956	20,218
5.882% due 02/15/2051	2,300	2,252
JPMorgan Mortgage Trust
5.016% due 02/25/2035	3,175	3,145
5.750% due 01/25/2036	3,496	3,008
Merrill Lynch Countrywide Commercial Mortgage Trust
0.768% due 07/09/2021	12,200	10,663
5.485% due 03/12/2051	5,500	5,052
Merrill Lynch Mortgage Investors, Inc.
0.439% due 02/25/2036	2,778	2,006
Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	126	128
MLCC Mortgage Investors, Inc.
0.479% due 11/25/2035	725	528
1.229% due 10/25/2035	1,376	1,103
Morgan Stanley Capital I
0.289% due 10/15/2020	1,668	1,536
4.050% due 01/13/2041	283	283
5.809% due 12/12/2049	600	591
5.880% due 06/11/2049	3,100	3,067
Morgan Stanley Re-REMIC Trust
5.841% due 08/12/2045	2,200	2,223
Prime Mortgage Trust
0.629% due 02/25/2019	81	77
0.629% due 02/25/2034	563	512
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	412	416
Sovereign Commercial Mortgage Securities Trust
5.784% due 07/22/2030	1,191	1,226
Structured Adjustable Rate Mortgage Loan Trust
5.486% due 07/25/2035	1,160	978
Structured Asset Mortgage Investments, Inc.
0.479% due 07/19/2035	5,708	5,291
0.889% due 09/19/2032	108	91
Structured Asset Securities Corp.
2.768% due 07/25/2032	10	7
2.920% due 02/25/2032	14	11
SunTrust Adjustable Rate Mortgage Loan Trust
5.831% due 02/25/2037	12,427	9,383
Thornburg Mortgage Securities Trust
0.339% due 11/25/2046	3,077	3,002
Wachovia Bank Commercial Mortgage Trust
0.310% due 06/15/2020	8,092	7,149
0.322% due 09/15/2021	14,522	12,968
5.308% due 11/15/2048	2,000	1,988
WaMu Mortgage Pass-Through Certificates
0.519% due 10/25/2045	1,046	808
1.671% due 11/25/2042	492	362
1.871% due 08/25/2042	1,239	883
Wells Fargo Mortgage-Backed Securities Trust
4.943% due 01/25/2035	5,136	5,004
4.950% due 03/25/2036	5,656	4,985
4.986% due 12/25/2034	3,650	3,596

Total Mortgage-Backed Securities (Cost $289,573)		270,849

ASSET-BACKED SECURITIES 0.6%
ACE Securities Corp.
0.279% due 12/25/2036	722	646
Ally Auto Receivables Trust
1.320% due 03/15/2012	6,200	6,227
Amortizing Residential Collateral Trust
0.499% due 06/25/2032	204	150
Asset-Backed Funding Certificates
0.289% due 11/25/2036	148	148
0.289% due 01/25/2037	751	737
Bear Stearns Asset-Backed Securities Trust
0.309% due 10/25/2036	699	640
0.319% due 06/25/2047	1,605	1,535
Countrywide Asset-Backed Certificates
0.279% due 05/25/2037	718	706
0.279% due 05/25/2047	835	812
Credit-Based Asset Servicing & Securitization LLC
0.289% due 11/25/2036	1,008	764
EMC Mortgage Loan Trust
0.599% due 05/25/2040	438	304
First Franklin Mortgage Loan Asset-Backed Certificates
0.279% due 11/25/2036	1,557	1,522
Fremont Home Loan Trust
0.289% due 01/25/2037	1,078	863
HFC Home Equity Loan Asset-Backed Certificates
0.519% due 01/20/2034	5,423	4,826
HSI Asset Securitization Corp. Trust
0.279% due 12/25/2036	595	460
JPMorgan Mortgage Acquisition Corp.
0.289% due 03/25/2047	3,171	2,220
Long Beach Mortgage Loan Trust
0.509% due 10/25/2034	156	132
MASTR Asset-Backed Securities Trust
0.289% due 11/25/2036	498	495
Morgan Stanley ABS Capital I
0.269% due 10/25/2036	382	376
0.279% due 10/25/2036	107	106
Nelnet Student Loan Trust
0.311% due 12/22/2016	4,760	4,745
Park Place Securities, Inc.
0.541% due 10/25/2034	1,537	1,486
SBI HELOC Trust
0.399% due 08/25/2036	516	495
Securitized Asset-Backed Receivables LLC Trust
0.359% due 05/25/2037	3,558	2,477
SLM Student Loan Trust
0.249% due 10/25/2016	2,373	2,371
Structured Asset Securities Corp.
0.279% due 10/25/2036	1,000	991
0.519% due 01/25/2033	59	52

Total Asset-Backed Securities (Cost $40,009)		36,286

SOVEREIGN ISSUES 1.2%
Export-Import Bank of China
4.875% due 07/21/2015		900	957
Export-Import Bank of Korea
4.125% due 09/09/2015		12,000	12,051
5.875% due 01/14/2015		29,900	32,295
Korea Development Bank
0.391% due 04/06/2010		25,000	25,000
Mexico Government International Bond
6.050% due 01/11/2040		4,200	4,211
Societe Financement de l’Economie Francaise
0.451% due 07/16/2012		5,000	5,023
South Africa Government International Bond
5.875% due 05/30/2022		500	513

Total Sovereign Issues (Cost $77,283)			80,050

FOREIGN CURRENCY-DENOMINATED ISSUES 3.5%
American International Group, Inc.
8.000% due 05/22/2068	EUR	12,900	14,331
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	5,200	2,627
Canada Government Bond
2.000% due 12/01/2014	CAD	33,900	32,218
4.500% due 06/01/2015		4,900	5,195
Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	600	929
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	7,900	11,014
France Government Bond
3.500% due 04/25/2020		2,200	2,992
France Treasury Notes
2.500% due 01/15/2015		10,700	14,612
General Electric Capital Corp.
5.500% due 09/15/2067		24,100	28,156
GMAC, Inc.
5.750% due 09/27/2010		4,200	5,701
KeyBank N.A.
0.785% due 11/21/2011		400	514
Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)		950	298
5.316% due 04/05/2011 (a)		10	3
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	700	967
Republic of Germany
3.250% due 01/04/2020	EUR	64,500	88,372
SLM Corp.
0.913% due 11/15/2011		1,000	1,283
3.125% due 09/17/2012		5,200	6,672
4.875% due 12/17/2012	GBP	2,800	4,090
Wachovia Corp.
0.765% due 08/01/2011	EUR	400	533
0.812% due 02/13/2014		5,200	6,760

Total Foreign Currency-Denominated Issues (Cost $227,734)			227,267

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		316,000	2,733

Total Convertible Preferred Securities (Cost $987)			2,733

PREFERRED STOCKS 0.2%
DG Funding Trust
2.501% due 12/31/2049	1,239	10,098

Total Preferred Stocks (Cost $13,055)		10,098

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 41.8%
COMMERCIAL PAPER 3.3%
Fannie Mae
0.185% due 06/23/2010	$18,000	17,996
0.220% due 08/09/2010	15,000	14,982
0.280% due 08/03/2010	13,000	12,991
Federal Home Loan Bank
0.121% due 04/09/2010	11,000	11,000
0.133% due 04/21/2010	46,000	45,996
0.159% due 06/02/2010	21,000	20,991
0.185% due 06/25/2010	17,000	16,996
0.300% due 04/01/2010	13,000	13,000
0.388% due 04/19/2010	21,000	20,999
Freddie Mac
0.209% due 05/05/2010	6,000	5,999
0.210% due 07/23/2010	17,000	16,983
0.230% due 08/03/2010	15,000	14,990

		212,923

REPURCHASE AGREEMENTS 4.5%
Barclays Capital, Inc.
0.030% due 04/01/2010	86,100	86,100
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 07/15/2016 valued at $88,251. Repurchase proceeds are $86,100.)
Citigroup Global Markets, Inc.
0.020% due 04/01/2010	52,900	52,900
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.625% due 02/29/2016 valued at $54,152. Repurchase proceeds are $52,900.)
Morgan Stanley
0.030% due 04/01/2010	151,400	151,400
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $154,865. Repurchase proceeds are $151,400.)
State Street Bank and Trust Co.
0.010% due 04/01/2010	5,614	5,614

(Dated 03/31/2010. Collateralized by U.S. Treasury Bills 0.000% due 04/08/2010 valued at $5,730. Repurchase proceeds are $5,614.)		296,014

U.S. TREASURY BILLS 2.6%
0.147% due 04/22/2010 - 09/02/2010 (c)(e)(g)	169,585	169,531

U.S. TREASURY CASH MANAGEMENT BILLS 2.2%
0.126% due 04/01/2010	146,011	146,011

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 29.2%
	190,831,896	1,910,800

Total Short-Term Instruments (Cost $2,735,442)		2,735,279

Total Investments 101.7% (Cost $6,565,173)		$6,656,058
Written Options (i) (0.1%) (Premiums $25,209)		(8,192)
Other Assets and Liabilities (Net) (1.6%)		(104,965)

Net Assets 100.0%		$6,542,901

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Coupon represents a weighted average rate.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $140 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2010.

(f)	The average amount of borrowings while outstanding during the period ended March 31, 2010 was $160,740 at a weighted average interest rate of 0.059%. On March 31, 2010, securities valued at $52,850 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $26,095 and cash of $16 have been pledged as collateral for the following open futures contracts on March 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	3,009	$2,325
90-Day Eurodollar June Futures	Long	06/2010	7,292	6,675
90-Day Eurodollar March Futures	Long	03/2011	51	89
90-Day Eurodollar September Futures	Long	09/2010	3,596	1,354
Euro-Bobl June Futures	Long	06/2010	1,216	590
Euro-Bund 10-Year Bond June Futures	Long	06/2010	494	424
Euro-Bund 10-Year Bond June Futures Call Options Strike @ EUR 125.000	Short	06/2010	74	5
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 120.000	Short	06/2010	74	2
U.S. Treasury 2-Year Note June Futures	Long	06/2010	6,298	(1,120)
U.S. Treasury 5-Year Note June Futures	Long	06/2010	114	(66)
U.S. Treasury 10-Year Note June Futures	Long	06/2010	4,611	(2,807)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	294	69
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	491	396
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	286	39

				$7,975

(h)	Swap agreements outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2010(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	2.008%	$1,100	$(10)	$0	$(10)
American International Group, Inc.	DUB	5.000%	12/20/2013	2.291%	9,700	924	(873)	1,797
American International Group, Inc.	JPM	5.000%	09/20/2016	2.743%	4,000	491	(340)	831
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.982%	5,300	6	(94)	100
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.687%	3,900	19	0	19
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	0.982%	2,600	3	(46)	49
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	0.982%	2,600	3	(47)	50
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.308%	1,000	(14)	(14)	0
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.308%	900	(13)	(12)	(1)
China Government International Bond	CSFB	1.000%	03/20/2015	0.594%	5,000	97	24	73
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.789%	1,000	2	(6)	8
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.789%	500	1	(3)	4
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.789%	1,100	3	(6)	9
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.789%	2,500	6	(14)	20
El Paso Corp.	CITI	5.000%	06/20/2012	1.463%	900	70	(45)	115
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	2.742%	2,500	85	0	85
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	2.742%	500	36	0	36
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	3.158%	500	37	(11)	48
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	2.742%	500	13	0	13
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	2.742%	2,500	70	0	70
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	2.742%	500	36	0	36
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	2.742%	1,500	103	0	103
France Government Bond OAT	BOA	0.250%	03/20/2015	0.448%	2,200	(21)	(38)	17
France Government Bond OAT	CITI	0.250%	03/20/2015	0.448%	2,000	(18)	(32)	14
France Government Bond OAT	GSC	0.250%	03/20/2015	0.448%	2,200	(20)	(38)	18
France Government Bond OAT	RBS	0.250%	03/20/2015	0.448%	1,900	(18)	(33)	15
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	0.926%	2,900	0	0	0
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	0.926%	3,400	3	0	3
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	0.926%	600	0	0	0
General Electric Capital Corp.	BNP	1.000%	09/20/2010	0.911%	800	0	(10)	10
General Electric Capital Corp.	BNP	0.940%	12/20/2010	0.926%	2,200	1	0	1
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.046%	2,000	119	106	13
General Electric Capital Corp.	CITI	1.120%	12/20/2010	0.926%	800	1	0	1
General Electric Capital Corp.	CITI	5.000%	06/20/2011	0.941%	2,000	103	(97)	200
General Electric Capital Corp.	CITI	3.850%	03/20/2014	1.375%	5,000	468	0	468
General Electric Capital Corp.	DUB	1.070%	09/20/2010	0.926%	3,500	3	0	3
General Electric Capital Corp.	DUB	0.950%	12/20/2010	0.926%	1,000	0	0	0
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.063%	1,600	11	0	11
General Electric Capital Corp.	DUB	5.000%	09/20/2011	1.046%	2,800	167	152	15
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.363%	11,100	1,342	0	1,342
General Electric Capital Corp.	GSC	0.900%	12/20/2010	0.926%	700	0	0	0
General Electric Capital Corp.	GSC	5.000%	06/20/2011	0.941%	10,000	510	(500)	1,010
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.046%	1,000	0	(15)	15
GMAC, Inc.	BCLY	3.650%	09/20/2012	2.917%	2,500	45	0	45
GMAC, Inc.	CITI	3.720%	09/20/2012	2.917%	2,500	49	0	49
GMAC, Inc.	DUB	3.200%	09/20/2012	2.917%	2,000	15	0	15
GMAC, Inc.	JPM	3.250%	09/20/2012	2.917%	2,500	22	0	22
GMAC, Inc.	JPM	3.670%	09/20/2012	2.917%	2,500	46	0	46
GMAC, Inc.	JPM	3.750%	09/20/2012	2.917%	1,000	20	0	20
GMAC, Inc.	JPM	4.850%	09/20/2012	2.917%	3,200	147	0	147
Japan Government International Bond	BOA	1.000%	03/20/2015	0.607%	1,200	23	14	9
Japan Government International Bond	DUB	1.000%	03/20/2015	0.607%	100	2	1	1
Japan Government International Bond	JPM	1.000%	03/20/2015	0.607%	2,400	45	28	17
JSC Gazprom	JPM	0.970%	10/20/2012	1.698%	700	(10)	0	(10)
JSC Gazprom	JPM	1.020%	10/20/2012	1.698%	700	(9)	0	(9)
JSC Gazprom	JPM	2.170%	02/20/2013	1.765%	2,000	27	0	27
JSC Gazprom	MSC	2.180%	02/20/2013	1.765%	700	10	0	10
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.139%	5,500	(34)	(124)	90
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.139%	3,600	(23)	(83)	60
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.220%	1,200	(19)	0	(19)
Panama Government International Bond	CSFB	1.200%	02/20/2017	1.387%	400	(4)	0	(4)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.804%	1,000	0	0	0
Panama Government International Bond	JPM	1.250%	01/20/2017	1.384%	1,200	(7)	0	(7)
SLM Corp.	BCLY	5.000%	12/20/2013	3.315%	2,000	117	(270)	387
SLM Corp.	CITI	5.000%	12/20/2013	3.315%	11,300	659	(1,610)	2,269
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.719%	600	7	4	3
United Kingdom Gilt	CSFB	1.000%	03/20/2015	0.736%	9,700	123	23	100
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.719%	2,800	36	20	16
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.719%	600	7	4	3
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.736%	10,700	135	47	88
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.719%	900	12	7	5
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.736%	31,100	392	120	272
Wells Fargo & Co.	DUB	1.520%	03/20/2013	0.767%	2,700	60	0	60

						$6,512	$(3,811)	$10,323

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	DUB	5.000%	12/20/2014	$2,600	$307	$259	$48
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	800	100	100	0
CDX.EM-13 Index	GSC	5.000%	06/20/2015	400	50	50	0
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	14,155	(45)	0	(45)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(15)	0	(15)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	3,659	(8)	0	(8)
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012	20,100	462	0	462
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,600	106	0	106
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	9,100	170	0	170
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	35,590	614	0	614
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	23,341	369	0	369
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,833	27	0	27
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	4,051	60	0	60
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,533	59	0	59
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	5,690	62	0	62

					$2,318	$409	$1,909

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,200	$460	$(6)	$466
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	64	0	64
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,900	93	0	93
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	23,400	(282)	(422)	140
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	(3)	0	(3)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	(2)	0	(2)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	(4)	0	(4)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		20,700	34	20	14
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		13,100	18	23	(5)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		14,500	21	30	(9)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		11,300	44	51	(7)
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		16,300	(9)	0	(9)
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		12,300	(3)	0	(3)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	289	0	289
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	529	(160)	689
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	498	(12)	510
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	58	8	50
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	198	17	181
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		18,300	(1)	1	(2)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		75,300	26	20	6
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		56,800	19	5	14
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		32,100	(7)	0	(7)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		5,600	13	14	(1)
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		40,000	144	165	(21)
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		6,100	6	0	6
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,000	30	(3)	33
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		6,200	20	17	3
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		3,000	21	19	2
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		7,800	67	65	2
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	88,800	(562)	21	(583)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$44,500	1,173	930	243
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		211,400	5,573	4,430	1,143
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	MSC		47,700	2,448	2,548	(100)
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		37,100	1,904	2,087	(183)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	50,300	338	0	338
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	8,800	1,092	(133)	1,225
Pay	6-Month EUR-LIBOR	2.500%	06/16/2015	GSC		13,100	(15)	(35)	20
Pay	6-Month EUR-LIBOR	2.500%	06/16/2015	MSC		6,500	(7)	(20)	13
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	BCLY		203,000	6,193	666	5,527
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	DUB		153,200	4,674	215	4,459
Pay	6-Month EUR-LIBOR	3.000%	06/16/2015	GSC		181,100	5,525	365	5,160
Pay	6-Month EUR-LIBOR	3.500%	06/16/2020	CITI		6,200	101	16	85
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	207,400	200	91	109

							$30,978	$11,033	$19,945

(i)	Written options outstanding on March 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.000	05/21/2010	110	$41	$18
Call - CBOT U.S. Treasury 10-Year Note May Futures	119.000	04/23/2010	1,540	699	66
Call - CBOT U.S. Treasury 30-Year Bond June Futures	119.000	05/21/2010	8	10	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/21/2010	64	20	23
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/21/2010	65	30	39
Put - CBOT U.S. Treasury 10-Year Note May Futures	114.000	04/23/2010	1,200	321	160
Put - CBOT U.S. Treasury 30-Year Bond June Futures	111.000	05/21/2010	8	4	2

				$1,125	$312

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	$2,100	$13	$1
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	6,500	96	2
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	10,700	38	32
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	10,700	28	26
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	5,600	25	15
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	5,600	42	30
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	55,000	457	5
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	49	1
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	13,000	101	3
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	12,900	117	0
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	12,900	210	4
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	114,300	322	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	53,700	1,243	18
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	121,300	600	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	46,200	308	137
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	64,500	531	158
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	89,800	375	235
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	106,100	1,017	574
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	19,300	97	63
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	19,300	118	113
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	123,500	1,235	367
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	123,500	1,216	303
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	1,400	9	4
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	1,400	14	8
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	10,100	46	0
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	3,400	42	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	39,400	212	129
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	39,400	234	231
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	04/19/2010	38,100	173	1
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	27,700	262	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	04/19/2010	38,100	231	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	56,600	949	18
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	16,600	82	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	11,700	51	31
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	11,700	130	63
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	14,700	115	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	160,100	1,057	1,085
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	4,400	27	2
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	95,500	2,086	31
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	1,600	16	5
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	1,600	15	4
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,000	14	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	3.250%	08/31/2010	69,200	206	181
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	69,200	299	374
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	18,000	194	2
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	48,700	379	4
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	29,500	269	7
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	04/19/2010	26,300	228	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	21,000	332	7
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	13,300	126	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.600%	05/21/2010	17,800	64	58
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.100%	05/21/2010	17,800	135	104
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.500%	06/14/2010	61,400	191	182
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.500%	06/14/2010	61,400	177	151
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	56,000	534	5
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	15,500	104	61
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	15,500	124	99
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	34,000	205	37
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	04/19/2010	88,100	422	37
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	04/19/2010	1,000	18	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	04/19/2010	39,500	408	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	08/31/2010	8,600	60	47
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	42,000	341	4
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	191,000	1,465	16
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	87,000	697	21
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	302,200	1,936	2,047

							$22,917	$7,146

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-13 5-Year Index	BOA	Buy	0.800%	06/16/2010	$5,700	$10	$14
Put - OTC CDX.IG-13 5-Year Index	BOA	Sell	1.300%	06/16/2010	5,700	14	3
Call - OTC CDX.IG-13 5-Year Index	JPM	Buy	0.800%	06/16/2010	10,600	21	27
Put - OTC CDX.IG-13 5-Year Index	JPM	Sell	1.300%	06/16/2010	10,600	23	5

						$68	$49

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	88.000	04/20/2010	$63,300	$497	$8
Call - OTC USD versus JPY		94.000	04/20/2010	63,300	449	530

					$946	$538

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/2020	$13,700	$116	$113
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/10/2020	4,900	37	34

						$153	$147

(j)	Short sales outstanding on March 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	04/01/2025	$4,000	$4,272	$4,276
Fannie Mae	6.000%	05/01/2040	93,000	99,102	99,205

				$103,374	$103,481

(k)	Foreign currency contracts outstanding on March 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	18,670	04/2010	JPM	$350	$0	$350
Buy	BRL	51,238	04/2010	GSC	0	(447)	(447)
Sell		51,238	04/2010	MSC	0	(107)	(107)
Buy		51,238	06/2010	MSC	110	0	110
Sell	CAD	5	04/2010	BCLY	0	0	0
Sell		30,205	04/2010	JPM	0	(772)	(772)
Buy	CNY	5,298	08/2010	BCLY	0	(14)	(14)
Buy		6,678	08/2010	DUB	0	(17)	(17)
Buy		22,095	08/2010	HSBC	6	(28)	(22)
Buy		124,401	08/2010	JPM	13	(97)	(84)
Buy		23,358	08/2010	MSC	10	(14)	(4)
Buy		6,733	11/2010	BCLY	0	(14)	(14)
Buy		10,905	11/2010	CITI	0	(23)	(23)
Buy		28,134	11/2010	DUB	0	(63)	(63)
Buy		11,090	11/2010	MSC	0	(27)	(27)
Sell	EUR	1,858	04/2010	BCLY	6	0	6
Buy		235	04/2010	BOA	0	(2)	(2)
Sell		87,756	04/2010	CITI	2,270	0	2,270
Buy		69,664	04/2010	DUB	0	(803)	(803)
Sell		8,125	04/2010	DUB	379	0	379
Sell		84,300	04/2010	GSC	1,497	0	1,497
Sell		17,253	04/2010	HSBC	58	0	58
Sell		20,644	04/2010	JPM	567	0	567
Buy		6,282	04/2010	MSC	0	(33)	(33)
Sell		9,252	04/2010	RBC	71	0	71
Sell		4,738	04/2010	UBS	100	0	100
Sell	GBP	20,961	06/2010	RBS	0	(201)	(201)
Buy	IDR	6,000,300	10/2010	BOA	46	0	46
Buy		42,121,044	10/2010	CITI	293	0	293
Buy		6,000,300	10/2010	RBS	46	0	46
Buy		12,317,292	10/2010	UBS	65	0	65
Buy		6,743,370	11/2010	BCLY	20	0	20
Buy		6,616,400	11/2010	CITI	16	0	16
Buy		3,093,030	11/2010	DUB	1	0	1
Buy		6,213,800	11/2010	HSBC	7	0	7
Sell	JPY	188,406	04/2010	BCLY	21	0	21
Sell		75,369	04/2010	BNP	7	0	7
Buy		188,356	04/2010	CITI	0	0	0
Sell		1,932,808	04/2010	CITI	394	(1)	393
Sell		463,532	04/2010	GSC	167	0	167
Sell		75,244	04/2010	UBS	7	0	7
Buy	KRW	525,000	07/2010	BCLY	19	0	19
Buy		1,041,038	07/2010	DUB	39	0	39
Buy		864,818	07/2010	MSC	30	0	30
Buy		5,464,430	08/2010	BCLY	218	0	218
Buy		2,070,038	08/2010	MSC	61	0	61
Buy		1,637,294	11/2010	BCLY	41	0	41
Buy		844,250	11/2010	BOA	25	0	25
Buy		4,010,644	11/2010	CITI	71	0	71
Buy		674,308	11/2010	DUB	11	0	11
Buy		351,900	11/2010	GSC	9	0	9
Buy		2,711,562	11/2010	JPM	22	(4)	18
Buy		1,335,276	11/2010	MSC	11	0	11
Buy	MXN	315	04/2010	CITI	0	0	0
Sell		315	04/2010	DUB	0	0	0
Sell		1,307	04/2010	HSBC	0	(7)	(7)
Buy		5,851	04/2010	MSC	17	0	17
Buy		60,536	04/2010	RBS	376	0	376
Sell		65,079	04/2010	UBS	0	(127)	(127)
Buy		315	09/2010	DUB	0	0	0
Buy		65,079	09/2010	UBS	125	0	125
Buy	MYR	6,815	06/2010	BCLY	121	0	121
Buy		6,849	06/2010	DUB	122	0	122
Buy		644	06/2010	MSC	9	0	9
Buy		9,254	10/2010	BCLY	97	0	97
Buy		1,372	10/2010	BOA	16	0	16
Buy		4,534	10/2010	CITI	51	0	51
Buy		595	10/2010	DUB	7	0	7
Sell	PHP	4,055	04/2010	BCLY	0	(1)	(1)
Sell		13,087	04/2010	CITI	0	(1)	(1)
Sell		3,880	04/2010	DUB	0	(1)	(1)
Buy		21,022	04/2010	MSC	9	0	9
Buy		4,055	11/2010	BCLY	1	0	1
Buy		13,087	11/2010	CITI	1	0	1
Buy		3,880	11/2010	DUB	1	0	1
Buy	SGD	710	06/2010	BCLY	8	0	8
Buy		1,933	06/2010	CITI	1	(12)	(11)
Buy		494	06/2010	DUB	3	0	3
Buy		396	06/2010	UBS	3	0	3
Buy		1,331	09/2010	BCLY	0	0	0
Buy		990	09/2010	CITI	4	0	4
Buy		852	09/2010	GSC	3	0	3
Buy	TWD	15,967	06/2010	BOA	4	0	4
Buy		18,759	06/2010	DUB	5	0	5
Buy		20,629	06/2010	MSC	4	0	4
Buy		2,586	10/2010	BCLY	0	0	0
Buy		7,676	10/2010	CITI	2	0	2

					$8,074	$(2,816)	$5,258

(l)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$1,543,399	$0	$1,543,399
U.S. Government Agencies	0	1,249,559	45	1,249,604
U.S. Treasury Obligations	0	326,183	0	326,183
Mortgage-Backed Securities	0	270,849	0	270,849
Short-Term Instruments	1,910,800	824,479	0	2,735,279
Other Investments+++	0	520,646	10,098	530,744

Investments, at value	$1,910,800	$4,735,115	$10,143	$6,656,058
Short Sales, at value	$0	$(103,481)	$0	$(103,481)
Financial Derivative Instruments++++	$7,975	$29,439	$(196)	$37,218

Totals	$1,918,775	$4,661,073	$9,947	$6,589,795

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending March 31, 2010:

Category++	Beginning Balance at 12/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)+++++	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2010+++++
Corporate Bonds & Notes	$33,521	$0	$0	$0	$4,619	$0	$(38,140)	$0	$0
U.S. Government Agencies	45	0	0	0	0	0	0	45	0
Other Investments+++	10,994	0	0	0	(896)	0	0	10,098	(896)

Investments, at value	$44,560	$0	$0	$0	$3,723	$0	$(38,140)	$10,143	$(896)
Financial Derivative Instruments++++	$0	$(220)	$0	$0	$24	$0	$0	$(196)	$24

Totals	$44,560	$(220)	$0	$0	$3,747	$0	$(38,140)	$9,947	$(872)

+	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
+++++	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO (THE “CRRS PORTFOLIO”)

The PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CRRS Portfolio in order to effect certain investments for the CRRS Portfolio consistent with the CRRS Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Portfolio and the CRRS Subsidiary on August 1, 2006, comprising the entire issued share capital of the CRRS Subsidiary with the intent that the CRRS Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the CRRS Subsidiary, shares issued by the CRRS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CRRS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CRRS Subsidiary. As of March 31, 2010, net assets of the CRRS Portfolio were approximately $572 million, of which approximately $69 million, or approximately 12.1%, represented the CRRS Portfolio’s ownership of all issued shares and voting rights of the CRRS Subsidiary.

2. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET PORTFOLIO (THE “GMA PORTFOLIO”)

The PIMCO Cayman Commodity Portfolio II Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated on November 21, 2008 as a wholly owned subsidiary acting as an investment vehicle for the GMA Portfolio in order to effect certain investments for the GMA Portfolio consistent with the GMA Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the GMA Portfolio and the GMA Subsidiary on January 14, 2009, comprising the entire issued share capital of the GMA Subsidiary with the intent that the GMA Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the GMA Subsidiary, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. As of March 31, 2010, net assets of the GMA Portfolio were approximately $191 million, of which approximately $3 million, or approximately 1.5%, represented the GMA Portfolio’s ownership of all issued shares and voting rights of the GMA Subsidiary.

3. Federal Income Tax Matters

The CRRS and GMA Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS and GMA Portfolios in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS and GMA Portfolios in which the IRS specifically concluded that income derived from the CRRS and GMA Portfolios’ investment in the Subsidiaries, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS and GMA Portfolios. Based on such rulings, the CRRS and GMA Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the CRRS Subsidiary’s and GMA Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the CRRS and GMA Portfolios as a deductible amount for Federal income tax purposes. Note that the loss from the CRRS Subsidiary’s and GMA Subsidiary’s contemplated activities also cannot be carried forward to reduce future CRRS Subsidiary’s and GMA Subsidiary’s income in subsequent years. However, if the CRRS Subsidiary’s and GMA Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CRRS and GMA Portfolios as income for Federal income tax purposes.

As of March 31, 2010, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Portfolio Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset Portfolio	$136,669	$(27,973)	$108,696
CommodityRealReturn® Strategy Portfolio	6,926	(3,726)	3,200
Emerging Markets Bond Portfolio	13,791	(1,169)	12,622
Foreign Bond Portfolio (Unhedged)	1,942	(3,698)	(1,756)
Foreign Bond Portfolio (U.S. Dollar-Hedged)	257	(551)	(294)
Global Bond Portfolio (Unhedged)	23,311	(12,341)	10,970
Global Multi-Asset Portfolio	3,570	(406)	3,164
High Yield Portfolio	45,745	(11,528)	34,217
Long-Term U.S. Government Portfolio	1,849	(4,935)	(3,086)
Low Duration Portfolio	13,060	(24,217)	(11,157)
Real Return Portfolio	34,454	(24,707)	9,747
Short-Term Portfolio	166	(330)	(164)
Total Return Portfolio	162,271	(71,386)	90,885

4. Significant Accounting Policies

The accounting principles generally accepted in the United States of America (U.S. GAAP) defines fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Portfolio.

U.S. GAAP requires a Portfolio to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Transfers in and/or out of Level 3 and the reasons for those transfers must be disclosed in accordance with the requirements of U.S. GAAP. Significant transfers into each level shall be disclosed separately from transfers out of each level. U.S. GAAP requires consistency in following the policy for determining when transfers between levels are recognized. The policy about the timing of recognizing transfers shall be the same for transfers into the levels as that for transfers out of the levels. Management has adopted the end of period timing recognition for the significant transfers between levels of each Portfolio’s assets and liabilities as of March 31, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended March 31, 2010.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBS	Dow Jones-UBS Commodity Index	MOTT3002	Modified Dow Jones-UBS Commodity IndexSM Total Return
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	SPGCCNTR	S&P GSCI Corn Index
CDX.HY	Credit Derivatives Index - High Yield	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCKWP	S&P GSCI Kansas Wheat Index
CDX.IG	Credit Derivatives Index - Investment Grade	ENHGD84T	Dow Jones-AIG E84 Total Return	SPGCWHP	S&P GSCI Wheat Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund
FSA	Financial Security Assurance, Inc.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
AID	Agency International Development	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 28, 2010

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 28, 2010